UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-04087

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Manning & Napier Fund, Inc.

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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

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(Address of principal executive offices)(Zip Code)

B. Reuben Auspitz        290 Woodcliff Drive, Fairport, NY  14450

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(Name and address of agent for service)

Registrant’s telephone number, including area code:  585-325-6880

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Date of fiscal year end: December 31

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Date of reporting period: January 1, 2013 through June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:	REPORTS TO STOCKHOLDERS.

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2013

LIFE SCIENCES SERIES
www.manning-napier.com

Life Sciences Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD* 1/1/13-6/30/13
Actual	$1,000.00	$1,060.60	$6.03
Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Life Sciences Series

Portfolio Composition as of June 30, 2013

(unaudited)

Top Ten Stock Holdings[2]
Oxford Nanopore Technologies Ltd. (United Kingdom)	6.1%	Volcano Corp.	4.4%
Lonza Group AG (Switzerland)	5.1%	Johnson & Johnson	4.0%
Green Cross Corp. (South Korea)	4.7%	Becton, Dickinson and Co.	4.0%
The Cooper Companies, Inc.	4.5%	Pall Corp.	3.8%
Sirona Dental Systems, Inc.	4.5%	Greenway Medical Technologies, Inc.	3.5%
2As a percentage of total investments.

2

Life Sciences Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 94.6%

Health Care - 90.8%
Biotechnology - 12.6%
Green Cross Corp. (South Korea)[1]	81,525	$8,727,035
Incyte Corp. Ltd.*	236,000	5,192,000
Myriad Genetics, Inc.*	181,000	4,863,470
Seattle Genetics, Inc.*	137,000	4,310,020

		23,092,525

Health Care Equipment & Supplies - 36.5%
Becton, Dickinson and Co.	75,000	7,412,250
The Cooper Companies, Inc.	71,000	8,452,550
DexCom, Inc.*	155,000	3,479,750
GN Store Nord A/S (Denmark)[1]	197,000	3,720,460
HeartWare International, Inc.*	55,900	5,316,649
Insulet Corp.*	200,000	6,282,000
Mindray Medical International Ltd. - ADR (China)	137,000	5,130,650
Quidel Corp.*	10,245	261,555
Sirona Dental Systems, Inc.*	128,100	8,439,228
Sonova Holding AG (Switzerland)[1]	54,500	5,765,863
Thoratec Corp.*	148,000	4,633,880
Volcano Corp.*	447,000	8,104,110

		66,998,945

Health Care Providers & Services - 6.9%
Diagnosticos da America S.A. (Brazil)	995,500	5,152,945
Life Healthcare Group Holdings Ltd. (South Africa)[1]	1,100,000	4,172,132
Qualicorp S.A. (Brazil)*	445,000	3,388,330

		12,713,407

Health Care Technology - 3.6%
Greenway Medical Technologies, Inc.*	525,450	6,484,053

Life Sciences Tools & Services - 14.3%
Lonza Group AG (Switzerland)[1]	126,200	9,482,354
Oxford Nanopore Technologies Ltd. (United Kingdom)*[2,3,4]	45,464	11,330,044
QIAGEN N.V. - ADR (Netherlands)*	273,000	5,435,430

		26,247,828

Pharmaceuticals - 16.9%
Glenmark Pharmaceuticals Ltd. (India)[1]	567,000	5,212,952
Johnson & Johnson	87,000	7,469,820
Lupin Ltd. (India)[1]	259,150	3,399,584
Novo Nordisk A/S - Class B (Denmark)[1]	22,500	3,497,905
UCB S.A. (Belgium)[1]	105,000	5,636,455

The accompanying notes are an integral part of the financial statements.

3

Life Sciences Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
ViroPharma, Inc.*	200,300	$5,738,595

		30,955,311

Total Health Care		166,492,069

Industrials - 3.8%
Machinery - 3.8%
Pall Corp.	106,000	7,041,580

TOTAL COMMON STOCKS
(Identified Cost $147,908,401)		173,533,649

SHORT-TERM INVESTMENT - 6.8%
Dreyfus Cash Management, Inc. - Institutional Shares[5], 0.05%,
(Identified Cost $12,369,576)	12,369,576	12,369,576

TOTAL INVESTMENTS - 101.4%
(Identified Cost $160,277,977)		185,903,225
LIABILITIES, LESS OTHER ASSETS - (1.4%)		(2,513,540)

NET ASSETS - 100%		$183,389,685

ADR - American Depository Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2This security was acquired on April 26, 2011 at a cost of $6,149,543 ($150.34 per share) and on May 2, 2012 at a cost of $1,209,529 ($265.31 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $11,330,044 or 6.2% of the Series’ net assets as of June 30, 2013 (see Note 2 to the financial statements).

4Security has been valued at fair value as determined in good faith by the Advisor.

5Rate shown is the current yield as of June 30, 2013.

The accompanying notes are an integral part of the financial statements.

4

Life Sciences Series

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $160,277,977) (Note 2)	$185,903,225
Cash	1,979,718
Receivable for securities sold	2,118,042
Receivable for fund shares sold	114,062
Foreign tax reclaims receivable	30,593
Dividends receivable	535
Prepaid expenses	1,081

TOTAL ASSETS	190,147,256

LIABILITIES:

Accrued foreign capital gains tax (Note 2)	312,530
Foreign capital gains tax payable (Note 2)	2,234
Accrued management fees (Note 3)	151,474
Accrued fund accounting and administration fees (Note 3)	7,291
Accrued transfer agent fees (Note 3)	3,120
Accrued Chief Compliance Officer service fees (Note 3)	339
Payable for securities purchased	5,678,520
Payable for fund shares repurchased	465,291
Other payables and accrued expenses	136,772

TOTAL LIABILITIES	6,757,571

TOTAL NET ASSETS	$183,389,685

NET ASSETS CONSIST OF:

Capital stock	$134,397
Additional paid-in-capital	132,402,344
Accumulated net investment loss	(549,199)
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	26,089,583
Net unrealized appreciation on investments (net of foreign capital gains tax of $312,530), foreign currency and translation of other assets and liabilities	25,312,560

TOTAL NET ASSETS	$183,389,685

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($183,389,685/13,439,685 shares)	$13.65

The accompanying notes are an integral part of the financial statements.

5

Life Sciences Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $40,151)	$782,620

EXPENSES:

Management fees (Note 3)	1,129,596
Fund accounting and administration fees (Note 3)	26,426
Transfer agent fees (Note 3)	8,278
Directors’ fees (Note 3)	2,664
Chief Compliance Officer service fees (Note 3)	1,117
Custodian fees	103,557
Miscellaneous	60,181

Total Expenses	1,331,819

NET INVESTMENT LOSS	(549,199)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments (net of India tax of $423,407)	24,118,936
Foreign currency and translation of other assets and liabilities	(143,671)

23,975,265

Net change in unrealized appreciation (depreciation) on- Investments (net of decrease in accrued foreign capital gains tax of $654,858)	(7,623,021)
Foreign currency and translation of other assets and liabilities	3,479

(7,619,542)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	16,355,723

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,806,524

The accompanying notes are an integral part of the financial statements.

6

Life Sciences Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(549,199)	$(1,343,685)
Net realized gain (loss) on investments and foreign currency	23,975,265	16,082,256
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(7,619,542)	35,502,919

Net increase from operations	15,806,524	50,241,490

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net realized gain on investments	—	(15,587,617)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(65,009,522)	1,388,522

Net increase (decrease) in net assets	(49,202,998)	36,042,395

NET ASSETS:

Beginning of period	232,592,683	196,550,288

End of period (including accumulated net investment loss of $549,199 and $0, respectively)	$183,389,685	$232,592,683

The accompanying notes are an integral part of the financial statements.

7

Life Sciences Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEARS ENDED
		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.87	$10.95	$12.18	$10.61	$6.99	$11.54

Income (loss) from investment operations:
Net investment loss	(0.03)[1]	(0.08)[1]	(0.07)[1]	(0.04)[1]	(0.05)[1]	(0.06)
Net realized and unrealized gain (loss) on investments	0.81	2.91	(0.84)	1.61	3.67	(4.38)

Total from investment operations	0.78	2.83	(0.91)	1.57	3.62	(4.44)

Less distributions to shareholders:
From net realized gain on investments	—	(0.91)	(0.32)	—	—	(0.11)

Net asset value - End of period	$13.65	$12.87	$10.95	$12.18	$10.61	$6.99

Net assets - End of period (000’s omitted)	$183,390	$232,593	$196,550	$247,564	$272,944	$182,704

Total return[2]	6.06%	25.89%	(7.33%)	14.80%	51.79%	(38.77%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.18%[3]	1.16%	1.11%	1.09%	1.11%	1.12%
Net investment loss	(0.49%)[3]	(0.60%)	(0.60%)	(0.41%)	(0.55%)	(0.65%)
Portfolio turnover	50%	75%	84%	67%	95%	94%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	N/A	0.00%[4]	0.01%	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

8

Life Sciences Series

Notes to Financial Statements

(unaudited)

1.	Organization

Life Sciences Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to advisory clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 100 million have been designated as Life Sciences Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). The Fair Value Committee (the “Committee”) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of senior members from various groups within the Advisor’s organization, including operations, accounting, trading, and research/investments. The Committee meets at least annually to review and approve valuation matters, which may include data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the “Policies”). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; and securities with a potential for stale pricing. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee available at each of the Board’s regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier. For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this

9

Life Sciences Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

information. However, the Committee may determine that changes to inputs and assumptions are not required as a result of the monitoring procedures performed. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Health Care	$166,492,069	$105,547,285	$49,614,740	$11,330,044	*
Industrials	7,041,580	7,041,580	—	—
Mutual fund	12,369,576	12,369,576	—	—

Total assets	$185,903,225	$124,958,441	$49,614,740	$11,330,044

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

LEVEL 3 RECONCILIATION	EQUITY SECURITIES
Balance as of December 31, 2012 (market value)	$12,101,037
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(770,993)
Purchases
Sales	—
Transfers in	—
Transfers out	—

Balance as of June 30, 2013 (market value)	$11,330,044

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

*Amount represents the Series’ investment in Oxford Nanopore Technologies Ltd. (“Oxford”). Oxford was initially valued at transaction price, which is considered the best initial estimate of fair value. On April 10, 2012, the Fund adjusted its valuation of

10

Life Sciences Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

the fair value holding to 163.85 GBP per share (from 91.39 GBP per share) as a result of a subsequent round of financing of the investee company. Subsequently, the Series uses, or will use, other methodologies and significant inputs to determine fair value. Such methodologies and significant inputs include: subsequent rounds of financing for Oxford; recent transactions in similar instruments; discounted cash flow techniques; third-party appraisals; industry multiples and public comparables; and Oxford’s current financial performance compared to projected performance.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of June 30, 2013.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
	FAIR VALUE AT 6/30/13	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Equity securities	$11,330,044	Acquisition cost	Premium/	0%-0%
		adjusted for	Discount
		premiums or
		discounts

The significant unobservable inputs used in the fair value measurement of the Fund’s equity securities are premiums and discounts to the acquisition cost. Significant increases in the premium (or discount) in isolation would result in a significantly higher (lower) fair value measurement.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

11

Life Sciences Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2009 through December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

12

Life Sciences Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor did not waive any fees for the six months ended June 30, 2013. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $105,784,558 and $181,734,882 respectively. There were no purchases or sales of U.S. Government securities.

13

Life Sciences Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Life Sciences Series were:

	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE YEAR ENDED 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	555,294	$7,536,175	910,690	$11,481,196
Reinvested	—	—	1,200,003	15,448,274
Repurchased	(5,181,147)	(72,545,697)	(1,988,833)	(25,540,948)

Total	(4,625,853)	$(65,009,522)	121,860	$1,388,522

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2013.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Life Sciences Securities

The Series may focus its investments in certain related life sciences industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2012, was as follows:

Ordinary income	$5,917,652
Long-term capital gains	9,669,965

14

Life Sciences Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

At June 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$160,665,852
Unrealized appreciation	29,198,826
Unrealized depreciation	(3,961,453)

Net unrealized appreciation	$25,237,373

15

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16

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17

Life Sciences Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNLFS-6/13-SAR

SMALL CAP SERIES
www.manning-napier.com

Small Cap Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD* 1/1/13-6/30/13
Actual	$1,000.00	$1,167.30	$5.91
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

*Expenses are equal to the Series annualized expense ratio (for the six-month period) of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year.

1

Small Cap Series

Portfolio Composition as of June 30, 2013

(unaudited)

Market Capitalization
Average	$1,803.79 Million
Median	1,560.65 Million
Weighted Average	1,851.03 Million

Top Ten Stock Holdings[2]
Ocado Group plc (United Kingdom)	3.5%
US Airways Group, Inc.	3.4%
Cloud Peak Energy, Inc.	2.5%
JSE Ltd. (South Africa)	2.4%
Spirit Airlines, Inc.	2.4%
Starz - Class A	2.2%
Calfrac Well Services Ltd. (Canada)	2.2%
Valassis Communications, Inc.	2.2%
Dynegy, Inc.	2.1%
DexCom, Inc.	2.1%
2As a percentage of total investments.

2

Small Cap Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 95.3%

Consumer Discretionary - 27.8%
Automobiles - 0.9%
Tesla Motors, Inc.*	19,410	$2,085,216

Distributors - 1.0%
Inchcape plc (United Kingdom)[1]	300,081	2,284,688

Hotels, Restaurants & Leisure - 3.4%
BJ’s Restaurants, Inc.*	125,120	4,641,952
Orient-Express Hotels Ltd. - ADR - Class A*	238,080	2,895,053

		7,537,005

Internet & Catalog Retail - 6.4%
HomeAway, Inc.*	116,140	3,755,968
Ocado Group plc (United Kingdom)*[1]	1,721,640	7,811,116
Shutterfly, Inc.*	49,640	2,769,416

		14,336,500

Media - 7.4%
Imax Corp. (Canada)*	170,490	4,238,381
Starz - Class A*	228,210	5,043,441
Valassis Communications, Inc.	198,110	4,871,525
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	531,740	2,567,823

		16,721,170

Specialty Retail - 8.7%
Aeropostale, Inc.*	216,810	2,991,978
American Eagle Outfitters, Inc.	111,430	2,034,712
Chico’s FAS, Inc.	102,870	1,754,962
Dick’s Sporting Goods, Inc.	40,780	2,041,447
Group 1 Automotive, Inc.	31,370	2,018,032
Penske Automotive Group, Inc.	63,570	1,941,428
Rent-A-Center, Inc.	88,980	3,341,199
Select Comfort Corp.*	45,602	1,142,786
Sonic Automotive, Inc. - Class A	105,400	2,228,156

		19,494,700

Total Consumer Discretionary		62,459,279

Consumer Staples - 3.0%
Beverages - 1.8%
C&C Group plc (Ireland)*[1]	762,710	4,137,219

Food & Staples Retailing - 0.5%
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	160,700	1,213,965

Food Products - 0.7%
Tootsie Roll Industries, Inc.	46,948	1,492,007

Total Consumer Staples		6,843,191

The accompanying notes are an integral part of the financial statements.

3

Small Cap Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy - 9.3%
Energy Equipment & Services - 5.6%
Calfrac Well Services Ltd. (Canada)	171,080	$4,930,526
CARBO Ceramics, Inc.	11,020	743,079
Global Geophysical Services, Inc.*	153,680	725,370
ION Geophysical Corp.*	303,010	1,824,120
Key Energy Services, Inc.*	133,470	794,147
Petroleum Geo-Services ASA (Norway)[1]	72,340	883,272
Trican Well Service Ltd. (Canada)	191,910	2,551,014

		12,451,528

Oil, Gas & Consumable Fuels - 3.7%
Cloud Peak Energy, Inc.*	347,710	5,730,261
Paladin Energy Ltd.*[1]	1,220,000	971,788
Paladin Energy Ltd. (Australia)*[2]	2,052,100	1,678,051

		8,380,100

Total Energy		20,831,628

Financials - 15.0%
Commercial Banks - 1.0%
Cathay General Bancorp.	107,590	2,189,457

Consumer Finance - 1.9%
DFC Global Corp.*	310,730	4,291,181

Diversified Financial Services - 4.0%
JSE Ltd. (South Africa)[1]	764,540	5,491,357
MarketAxess Holdings, Inc.	77,750	3,634,813

		9,126,170

Insurance - 1.6%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	361,270	3,550,609

Real Estate Investment Trusts (REITS) - 5.9%
AmREIT, Inc. - Class B	64,000	1,237,760
Associated Estates Realty Corp.	46,300	744,504
Cedar Realty Trust, Inc.	207,440	1,074,539
Coresite Realty Corp.	37,210	1,183,650
Corporate Office Properties Trust	42,440	1,082,220
DuPont Fabros Technology, Inc.	34,700	838,005
Education Realty Trust, Inc.	140,020	1,432,405
Healthcare Realty Trust, Inc.	44,680	1,139,340
Mack-Cali Realty Corp.	37,130	909,314
Mid-America Apartment Communities, Inc.	11,280	764,446
Pebblebrook Hotel Trust	111,580	2,884,343

		13,290,526

The accompanying notes are an integral part of the financial statements.

4

Small Cap Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Management & Development - 0.6%
General Shopping Brasil S.A. (Brazil)*	328,590	$1,267,914

Total Financials		33,715,857

Health Care - 14.8%
Biotechnology - 5.2%
Green Cross Corp. (South Korea)[1]	28,571	3,058,396
Myriad Genetics, Inc.*	156,260	4,198,706
Seattle Genetics, Inc.*	142,820	4,493,117

		11,750,219

Health Care Equipment & Supplies - 7.6%
DexCom, Inc.*	210,140	4,717,643
HeartWare International, Inc.*	47,730	4,539,600
Insulet Corp.*	146,910	4,614,443
Thoratec Corp.*	99,990	3,130,687

		17,002,373

Health Care Technology - 1.4%
Greenway Medical Technologies, Inc.*	253,390	3,126,833

Pharmaceuticals - 0.6%
ViroPharma, Inc.*	44,900	1,286,385

Total Health Care		33,165,810

Industrials - 11.8%
Airlines - 5.8%
Spirit Airlines, Inc.*	168,520	5,353,880
US Airways Group, Inc.*	468,090	7,686,038

		13,039,918

Commercial Services & Supplies - 0.5%
Interface, Inc.	61,360	1,041,279

Machinery - 3.8%
Titan International, Inc.	107,480	1,813,188
Wabash National Corp.*	226,840	2,309,231
Westport Innovations, Inc. - ADR (Canada)*	133,870	4,488,661

		8,611,080

Marine - 1.7%
Baltic Trading Ltd.	411,730	1,527,518
D/S Norden A/S (Denmark)[1]	44,790	1,519,214
Sinotrans Shipping Ltd. (China)[1]	3,579,000	854,668

		3,901,400

Total Industrials		26,593,677

The accompanying notes are an integral part of the financial statements.

5

Small Cap Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology - 9.8%
Communications Equipment - 2.0%
Infinera Corp.*	307,570	$3,281,772
Polycom, Inc.*	117,490	1,238,345

		4,520,117

Computers & Peripherals - 0.3%
Fusion-io, Inc.*	52,110	742,046

Electronic Equipment, Instruments & Components - 1.0%
Rofin-Sinar Technologies, Inc.*	86,410	2,155,065

Internet Software & Services - 3.2%
Liquidity Services, Inc.*	36,680	1,271,696
LogMeIn, Inc.*	175,070	4,282,212
SciQuest, Inc.*	69,520	1,741,476

		7,295,384

IT Services - 2.5%
InterXion Holding N.V. - ADR (Netherlands)*	31,570	824,924
Wirecard AG (Germany)[1]	172,090	4,682,536

		5,507,460

Software - 0.8%
RealPage, Inc.*	101,660	1,864,444

Total Information Technology		22,084,516

Materials - 1.7%
Chemicals - 1.0%
Tronox Ltd. - Class A	108,400	2,184,260

Metals & Mining - 0.7%
Noranda Aluminum Holding Corp.	481,260	1,554,470

Total Materials		3,738,730

Utilities - 2.1%
Independent Power Producers & Energy Traders - 2.1%
Dynegy, Inc.*	212,890	4,800,669

TOTAL COMMON STOCKS
(Identified Cost $186,185,516)		214,233,357

SHORT-TERM INVESTMENT - 5.3%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.05% (Identified Cost $11,860,977)	11,860,977	11,860,977

The accompanying notes are an integral part of the financial statements.

6

Small Cap Series

Investment Portfolio - June 30, 2013

(unaudited)

VALUE (NOTE 2)

TOTAL INVESTMENTS - 100.6%
(Identified Cost $198,046,493)	$226,094,334
LIABILITIES, LESS OTHER ASSETS - (0.6%)	(1,389,005)

NET ASSETS - 100%	$224,705,329

ADR - American Depository Receipt

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Traded on Canadian Stock Exchange.

3 Rate shown is the current yield as of June 30, 2013.

The accompanying notes are an integral part of the financial statements.

7

Small Cap Series

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments (identified cost $198,046,493) (Note 2)	$226,094,334
Cash	1,394
Receivable for securities sold	2,071,169
Dividends receivable	251,411
Receivable for fund shares sold	108,424
Foreign tax reclaims receivable	47,555
Prepaid expenses	955

TOTAL ASSETS	228,575,242

LIABILITIES:

Accrued management fees (Note 3)	186,749
Accrued fund accounting and administration fees (Note 3)	8,049
Accrued transfer agent fees (Note 3)	3,201
Accrued Chief Compliance Officer service fees (Note 3)	340
Payable for securities purchased	3,075,397
Payable for fund shares repurchased	547,572
Other payables and accrued expenses	48,605

TOTAL LIABILITIES	3,869,913

TOTAL NET ASSETS	$224,705,329

NET ASSETS CONSIST OF:

Capital stock	$194,108
Additional paid-in-capital	200,837,871
Accumulated net investment loss	(6,417)
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(4,367,389)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	28,047,156

TOTAL NET ASSETS	$224,705,329

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($224,705,329/19,410,787 shares)	$11.58

The accompanying notes are an integral part of the financial statements.

8

Small Cap Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $61,380)	$1,073,763

EXPENSES:

Management fees (Note 3)	1,084,512
Fund accounting and administration fees (Note 3)	25,956
Transfer agent fees (Note 3)	8,657
Directors’ fees (Note 3)	2,311
Chief Compliance Officer service fees (Note 3)	1,117
Custodian fees	15,218
Miscellaneous	52,395

Total Expenses	1,190,166

NET INVESTMENT LOSS	(116,403)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	16,567,600
Foreign currency and translation of other assets and liabilities	(12,408)

16,555,192

Net change in unrealized appreciation (depreciation) on- Investments	16,704,631
Foreign currency and translation of other assets and liabilities	(231)

16,704,400

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	33,259,592

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,143,189

The accompanying notes are an integral part of the financial statements.

9

Small Cap Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$(116,403)	$154,493
Net realized gain (loss) on investments and foreign currency	16,555,192	17,697,218
Net change in unrealized appreciation (depreciation) on investments and foreign currency	16,704,400	15,044,668

Net increase from operations	33,143,189	32,896,379

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(11,723,973)	(8,935,366)

Net increase in net assets	21,419,216	23,961,013

NET ASSETS:

Beginning of period	203,286,113	179,325,100

End of period (including accumulated net investment loss of $6,417 and undistributed net investment income of $109,986, respectively)	$224,705,329	$203,286,113

The accompanying notes are an integral part of the financial statements.

10

Small Cap Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEARS ENDED
		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.92	$8.36	$9.29	$7.39	$4.98	$10.21

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[1]	0.01 [1]	(0.02)[1]	(0.01)[1]	(0.02)[1]	(0.02)
Net realized and unrealized gain (loss) on investments	1.67	1.55	(0.91)	1.91	2.43	(5.12)

Total from investment operations	1.66	1.56	(0.93)	1.90	2.41	(5.14)

Less distributions to shareholders:
From net realized gain on investments	—	—	—	—	—	(0.09)

Net asset value - End of period	$11.58	$9.92	$8.36	$9.29	$7.39	$4.98

Net assets - End of period (000’s omitted)	$224,705	$203,286	$179,325	$208,397	$171,910	$120,162

Total return[2]	16.73%	18.66%	(10.01%)	25.71%	48.39%	(50.68%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.10%[3]	1.10%	1.11%	1.12%	1.15%	1.15%
Net investment income (loss)	(0.11%)[3]	0.08%	(0.27%)	(0.13%)	(0.34%)	(0.39%)
Portfolio turnover	25%	65%	75%	75%	76%	68%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[4]	0.00%[4]	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Small Cap Series

Notes to Financial Statements

(unaudited)

1.	Organization

Small Cap Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 87.5 million have been designated as Small Cap Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

12

Small Cap Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$62,459,279	$49,795,652	$12,663,627	$—
Consumer Staples	6,843,191	1,492,007	5,351,184	—
Energy	20,831,628	18,976,568	1,855,060	—
Financials	33,715,857	28,224,500	5,491,357	—
Health Care	33,165,810	30,107,414	3,058,396	—
Industrials	26,593,677	24,219,795	2,373,882	—
Information Technology	22,084,516	17,401,980	4,682,536	—
Materials	3,738,730	3,738,730	—	—
Utilities	4,800,669	4,800,669	—	—
Mutual fund	11,860,977	11,860,977	—	—

Total assets	$226,094,334	$190,618,292	$35,476,042	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or June 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

13

Small Cap Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2009 through December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

14

Small Cap Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $52,696,880 and $70,407,341 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of Small Cap Series were:

	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE YEAR ENDED 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	672,486	$7,367,462	1,257,616	$11,832,582
Repurchased	(1,749,687)	(19,091,435)	(2,207,178)	(20,767,948)

Total	(1,077,201)	$(11,723,973)	(949,562)	$(8,935,366)

15

Small Cap Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

Approximately 95% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion. At June 30, 2013, the retirement plan of the Advisor and its affiliates owned 59,927 shares (0.31% of shares outstanding) valued at $693,960.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2013.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Series after December 31, 2010, may get carried forward indefinitely, and will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the Series had the following pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains to the extent allowed by the tax law:

LOSS CARRYOVER	EXPIRATION DATE
$19,830,385	December 31, 2017

16

Small Cap Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2013, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$198,046,493
Unrealized appreciation	42,245,850
Unrealized depreciation	(14,198,009)

Net unrealized appreciation	$28,047,841

17

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18

Small Cap Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNSCS-6/13-SAR

TECHNOLOGY SERIES
www.manning-napier.com

Technology Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD* 1/1/13-6/30/13
Actual	$1,000.00	$1,121.10	$5.89
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year.

1

Technology Series

Portfolio Composition as of June 30, 2013

(unaudited)

Top Ten Stock Holdings[2]
Electronic Arts, Inc.	4.7%	Shutterfly, Inc.	3.6%
EMC Corp.	4.6%	LinkedIn Corp. - Class A	3.5%
Google, Inc. - Class A	4.0%	Amdocs Ltd. - ADR	3.5%
Qualcomm, Inc.	3.9%	DIRECTV	3.3%
RealPage, Inc.	3.6%	Monsanto Co.	3.2%

2As a percentage of total investments.

2

Technology Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 99.1%

Consumer Discretionary - 15.5%
Automobiles - 2.5%
Tesla Motors, Inc.*	39,000	$4,189,770

Internet & Catalog Retail - 9.7%
Amazon.com, Inc.*	19,000	5,276,110
HomeAway, Inc.*	157,000	5,077,380
Shutterfly, Inc.*	109,000	6,081,110

		16,434,600

Media - 3.3%
DIRECTV*	92,000	5,669,040

Total Consumer Discretionary		26,293,410

Health Care - 2.9%
Health Care Technology - 2.9%
Cerner Corp.*	51,000	4,900,590

Industrials - 2.0%
Electrical Equipment - 2.0%
Polypore International, Inc.*	85,120	3,430,336

Information Technology - 75.5%
Communications Equipment - 18.7%
F5 Networks, Inc.*	65,000	4,472,000
Infinera Corp.*	518,000	5,527,060
Juniper Networks, Inc.*	281,000	5,426,110
Polycom, Inc.*	457,000	4,816,780
Qualcomm, Inc.	108,000	6,596,640
Riverbed Technology, Inc.*	320,000	4,979,200

		31,817,790

Computers & Peripherals - 7.4%
Apple, Inc.	12,170	4,820,294
EMC Corp.	331,000	7,818,220

		12,638,514

Electronic Equipment, Instruments & Components - 3.1%
Rofin-Sinar Technologies, Inc.*	211,000	5,262,340

Internet Software & Services - 19.3%
eBay, Inc.*	94,600	4,892,712
Google, Inc. - Class A*	7,740	6,814,064
LinkedIn Corp. - Class A*	33,600	5,990,880
Liquidity Services, Inc.*	49,198	1,705,695
LogMeIn, Inc.*	208,000	5,087,680
SciQuest, Inc.*	135,000	3,381,750
Tencent Holdings Ltd. (China)[1]	127,000	4,958,999

		32,831,780

The accompanying notes are an integral part of the financial statements.

3

Technology Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)
COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 7.9%
Amdocs Ltd. - ADR	160,000	$5,934,400
Cap Gemini S.A. (France)[1]	48,000	2,330,954
VeriFone Systems, Inc.*	306,000	5,143,860

		13,409,214

Semiconductors & Semiconductor Equipment - 2.8%
Skyworks Solutions, Inc.*	215,000	4,706,350

Software - 16.3%
Autodesk, Inc.*	125,000	4,242,500
Electronic Arts, Inc.*	352,200	8,090,034
Fortinet, Inc.*	261,350	4,573,625
MICROS Systems, Inc.*	109,000	4,703,350
RealPage, Inc.*	334,881	6,141,717

		27,751,226

Total Information Technology		128,417,214

Materials - 3.2%
Chemicals - 3.2%
Monsanto Co.	56,000	5,532,800

TOTAL COMMON STOCKS
(Identified Cost $139,361,448)		168,574,350

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.05%
(Identified Cost $1,816,221)	1,816,221	1,816,221

TOTAL INVESTMENTS - 100.2%
(Identified Cost $141,177,669)		170,390,571
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(356,900)

NET ASSETS - 100%		$170,033,671

ADR - American Depository Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2013.

The accompanying notes are an integral part of the financial statements.

4

Technology Series

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments (identified cost $141,177,669) (Note 2)	$170,390,571
Receivable for fund shares sold	111,732
Dividends receivable	54,032
Foreign tax reclaims receivable	8,863
Prepaid expenses	741

TOTAL ASSETS	170,565,939

LIABILITIES:

Accrued management fees (Note 3)	140,353
Accrued fund accounting and administration fees (Note 3)	6,509
Accrued transfer agent fees (Note 3)	2,606
Accrued Chief Compliance Officer service fees (Note 3)	339
Payable for fund shares repurchased	357,290
Other payables and accrued expenses	25,171

TOTAL LIABILITIES	532,268

TOTAL NET ASSETS	$170,033,671

NET ASSETS CONSIST OF:

Capital stock	$139,186
Additional paid-in-capital	142,696,800
Accumulated net investment loss	(579,693)
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(1,435,148)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	29,212,526

TOTAL NET ASSETS	$170,033,671

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($170,033,671/13,918,646 shares)	$12.22

The accompanying notes are an integral part of the financial statements.

5

Technology Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $9,381)	$322,654

EXPENSES:

Management fees (Note 3)	804,001
Fund accounting and administration fees (Note 3)	22,323
Transfer agent fees (Note 3)	7,182
Directors’ fees (Note 3)	1,716
Chief Compliance Officer service fees (Note 3)	1,118
Custodian fees	8,471
Miscellaneous	57,536

Total Expenses	902,347

NET INVESTMENT LOSS	(579,693)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on- Investments	5,979,932
Foreign currency and translation of other assets and liabilities	674

5,980,606

Net change in unrealized appreciation (depreciation) on- Investments	12,828,171
Foreign currency and translation of other assets and liabilities	(101)

12,828,070

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	18,808,676

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,228,983

The accompanying notes are an integral part of the financial statements.

6

Technology Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment loss	$(579,693)	$(1,015,092)
Net realized gain (loss) on investments and foreign currency	5,980,606	(2,932,050)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	12,828,070	17,839,248

Net increase from operations	18,228,983	13,892,106

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net realized gain on investments	—	(6,344,833)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	2,908,740	2,703,467

Net increase in net assets	21,137,723	10,250,740

NET ASSETS:

Beginning of period	148,895,948	138,645,208

End of period (including accumulated net investment loss of $579,693 and $0, respectively)	$170,033,671	$148,895,948

The accompanying notes are an integral part of the financial statements.

7

Technology Series

Financial Highlights

	FOR THE SIX	FOR THE YEARS ENDED
	MONTHS ENDED 6/30/13 (UNAUDITED)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.90	$10.33	$11.63	$9.73	$6.01	$11.29

Income (loss) from investment operations:
Net investment loss	(0.04)[1]	(0.08)[1]	(0.05)[1]	(0.06)[1]	(0.05)[1]	(0.05)
Net realized and unrealized gain (loss) on investments	1.36	1.13	(1.15)	1.96	3.77	(5.09)

Total from investment operations	1.32	1.05	(1.20)	1.90	3.72	(5.14)

Less distributions to shareholders:
From net realized gain on investments	—	(0.48)	(0.10)	—	—	(0.14)

Net asset value - End of period	$12.22	$10.90	$10.33	$11.63	$9.73	$6.01

Net assets - End of period (000’s omitted)	$170,034	$148,896	$138,645	$167,400	$157,731	$123,112

Total return[2]	12.11%	10.11%	(10.31%)	19.53%	61.90%	(45.86%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.12%[3]	1.12%	1.13%	1.12%	1.13%	1.13%
Net investment loss	(0.72%)[3]	(0.67%)	(0.46%)	(0.58%)	(0.68%)	(0.53%)
Portfolio turnover	24%	55%	81%	70%	55%	65%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[4]	0.00%[4]	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

8

Technology Series

Notes to Financial Statements

(unaudited)

1.	Organization

Technology Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to advisory clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 100 million have been designated as Technology Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including corporate bonds, will normally be valued on the basis of evaluated bid prices provided by an independent pricing service. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

9

Technology Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$26,293,410	$26,293,410	$—	$—
Health Care	4,900,590	4,900,590	—	—
Industrials	3,430,336	3,430,336	—	—
Information Technology	128,417,214	121,127,261	7,289,953	—
Materials	5,532,800	5,532,800	—	—
Mutual fund	1,816,221	1,816,221	—	—

Total assets	$170,390,571	$163,100,618	$7,289,953	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or June 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date

10

Technology Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2009 through December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a

11

Technology Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2014, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2013. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $49,551,721 and $37,518,567 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Technology Series were:

	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE YEAR ENDED 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	697,972	$8,101,723	1,038,900	$11,671,657
Reinvested	—	—	566,953	6,285,210
Repurchased	(443,926)	(5,192,983)	(1,364,916)	(15,253,400)

Total	254,046	$2,908,740	240,937	2,703,467

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various

12

Technology Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments (continued)

market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series during the year ended June 30, 2013.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Technology Securities

The Series may focus its investments in certain related technology industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2012 was as follows:

Long-term capital gains	$6,344,833

At June 30, 2013, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$141,177,669
Unrealized appreciation	37,621,373
Unrealized depreciation	(8,408,471)

Net unrealized appreciation	$29,212,902

13

Technology Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNTEC-6/13-SAR

REAL ESTATE SERIES
www.manning-napier.com

Real Estate Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the class of the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD* 1/1/13-6/30/13	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,036.40	$5.71	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class I
Actual	$1,000.00	$1,037.70	$4.45	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Real Estate Series

Portfolio Composition as of June 30, 2013

(unaudited)

Top Ten Stock Holdings[2]
Simon Property Group, Inc.	5.7%	Host Hotels & Resorts, Inc.	3.0%
Health Care REIT, Inc.	4.3%	Kimco Realty Corp.	2.9%
General Growth Properties, Inc.	3.9%	Sovran Self Storage, Inc.	2.9%
Accor S.A. (France)	3.7%	Boston Properties, Inc.	2.8%
BioMed Realty Trust, Inc.	3.4%	UDR, Inc.	2.8%

2As a percentage of total investments.

2

Real Estate Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 99.1%

Consumer Discretionary - 12.3%
Hotels, Restaurants & Leisure - 8.7%
Accor S.A. (France)[1]	217,000	$7,627,668
Hyatt Hotels Corp. - Class A*	82,010	3,309,924
InterContinental Hotels Group plc (United Kingdom)[1]	189,578	5,210,055
Orient-Express Hotels Ltd. - ADR - Class A*	168,190	2,045,190

		18,192,837

Household Durables - 3.6%
DR Horton, Inc.	114,000	2,425,920
Lennar Corp. - Class A	28,466	1,025,915
NVR, Inc.*	1,621	1,494,562
Toll Brothers, Inc.*	74,932	2,445,031

		7,391,428

Total Consumer Discretionary		25,584,265

Financials - 85.3%
Real Estate Management & Development - 0.5%
General Shopping Brasil S.A. (Brazil)*	291,000	1,122,867

REITS - Apartments - 16.6%
American Campus Communities, Inc.	80,940	3,291,020
Apartment Investment & Management Co. - Class A	125,610	3,773,324
Associated Estates Realty Corp.	219,738	3,533,387
AvalonBay Communities, Inc.	25,150	3,392,987
Camden Property Trust	49,610	3,430,035
Education Realty Trust, Inc.	160,090	1,637,721
Equity Residential	60,250	3,498,115
Home Properties, Inc.	41,440	2,708,933
Mid-America Apartment Communities, Inc.	51,400	3,483,378
UDR, Inc.	227,730	5,804,838

		34,553,738

REITS - Diversified - 8.5%
Coresite Realty Corp.	145,870	4,640,125
Digital Realty Trust, Inc.	81,052	4,944,172
DuPont Fabros Technology, Inc.	189,182	4,568,745
Unibail-Rodamco SE (France)[1]	10,825	2,521,186
Vornado Realty Trust	11,730	971,831

		17,646,059

REITS - Health Care - 8.7%
HCP, Inc.	88,560	4,024,166
Health Care REIT, Inc.	133,000	8,914,990
Healthcare Realty Trust, Inc.	40,800	1,040,400
Healthcare Trust of America, Inc.*	282,490	3,172,363

The accompanying notes are an integral part of the financial statements.

3

Real Estate Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
REITS - Health Care (continued)
Ventas, Inc.	15,290	$1,062,043

		18,213,962

REITS - Hotels - 5.5%
Host Hotels & Resorts, Inc.	366,120	6,176,444
Pebblebrook Hotel Trust	202,344	5,230,592

		11,407,036

REITS - Manufactured Homes - 1.5%
Equity Lifestyle Properties, Inc.	39,030	3,067,368

REITS - Office Property - 12.7%
Alexandria Real Estate Equities, Inc.	75,920	4,989,462
BioMed Realty Trust, Inc.	353,337	7,148,007
Boston Properties, Inc.	56,150	5,922,141
Corporate Office Properties Trust	193,214	4,926,957
Mack-Cali Realty Corp.	147,420	3,610,316

		26,596,883

REITS - Regional Malls - 12.6%
CBL & Associates Properties, Inc.	87,480	1,873,822
General Growth Properties, Inc.	405,820	8,063,643
The Macerich Co.	32,910	2,006,523
Simon Property Group, Inc.	74,930	11,832,946
Taubman Centers, Inc.	26,740	2,009,511
Trade Street Residential, Inc.*	58,540	515,152

		26,301,597

REITS - Shopping Centers - 6.9%
AmREIT, Inc. - Class B	31,870	616,366
Cedar Realty Trust, Inc.	716,938	3,713,739
Equity One, Inc.	87,540	1,981,030
Hammerson plc (United Kingdom)[1]	282,090	2,091,619
Kimco Realty Corp.	282,870	6,061,904

		14,464,658

REITS - Single Tenant - 5.1%
Agree Realty Corp.	151,950	4,485,564
National Retail Properties, Inc.	118,710	4,083,624
Realty Income Corp.	48,690	2,041,085

		10,610,273

REITS - Storage - 6.7%
CubeSmart	173,770	2,776,845
Extra Space Storage, Inc.	51,480	2,158,556
Public Storage	20,000	3,066,600

The accompanying notes are an integral part of the financial statements.

4

Real Estate Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
REITS - Storage (continued)
Sovran Self Storage, Inc.	93,141	$6,034,605

		14,036,606

Total Financials		178,021,047

Industrials - 0.9%
Transportation Infrastructure - 0.9%
Groupe Eurotunnel S.A. (France)[1]	248,100	1,886,535

Information Technology - 0.6%
IT Services - 0.6%
InterXion Holding N.V. - ADR (Netherlands)*	45,440	1,187,347

Utilities - 0.0%**
Electric Utilities - 0.0%**
Prime AET&D Holdings No.1 Ltd (Australia)*[2]	125,000	—

TOTAL COMMON STOCKS
(Identified Cost $168,364,529)		206,679,194

SHORT-TERM INVESTMENT - 0.7%

Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.05%
(Identified Cost $1,440,777)	1,440,777	1,440,777

TOTAL INVESTMENTS - 99.8%
(Identified Cost $169,805,306)		208,119,971
OTHER ASSETS, LESS LIABILITIES - 0.2%		433,028

NET ASSETS - 100%		$208,552,999

No. - Number

ADR - American Depository Receipt

REITS - Real Estate Investment Trusts

*Non-income producing security.

**Less than 0.1%

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Security has been valued at fair value as determined in good faith by the Advisor.

3Rate shown is the current yield as of June 30, 2013.

The accompanying notes are an integral part of the financial statements.

5

Real Estate Series

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments (identified cost $169,805,306) (Note 2)	$208,119,971
Dividends receivable	595,788
Receivable for fund shares sold	359,624
Foreign tax reclaims receivable	6,744
Prepaid expenses	1,015

TOTAL ASSETS	209,083,142

LIABILITIES:

Accrued management fees (Note 3)	128,572
Accrued shareholder services fees (Class S)(Note 3)	35,322
Accrued fund accounting and administration fees (Note 3)	8,601
Accrued transfer agent fees (Note 3)	2,521
Accrued Chief Compliance Officer service fees (Note 3)	339
Payable for fund shares repurchased	339,636
Other payables and accrued expenses	15,152

TOTAL LIABILITIES	530,143

TOTAL NET ASSETS	$208,552,999

NET ASSETS CONSIST OF:

Capital stock	$150,991
Additional paid-in-capital	153,642,108
Undistributed net investment income	1,291,474
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	15,154,035
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	38,314,391

TOTAL NET ASSETS	$208,552,999

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($171,406,158/ 11,351,043 shares)	$15.10

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($37,146,841/ 3,748,077 shares)	$9.91

The accompanying notes are an integral part of the financial statements.

6

Real Estate Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $58,334)	$3,370,420

EXPENSES:

Management fees (Note 3)	788,043
Shareholder services fees (Class S) (Note 3)	220,640
Fund accounting and administration fees (Note 3)	28,160
Transfer agent fees (Note 3)	8,431
Directors’ fees (Note 3)	2,215
Chief Compliance Officer service fees (Note 3)	1,117
Custodian fees	8,113
Miscellaneous	88,418

Total Expenses	1,145,137

NET INVESTMENT INCOME	2,225,283

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on-
Investments	12,239,460
Foreign currency and translation of other assets and liabilities	755

12,240,215

Net change in unrealized depreciation on-
Investments	(7,364,823)
Foreign currency and translation of other assets and liabilities	(540)

(7,365,363)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	4,874,852

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,100,135

The accompanying notes are an integral part of the financial statements.

7

Real Estate Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,225,283	$2,873,154
Net realized gain (loss) on investments and foreign currency	12,240,215	9,630,318
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(7,365,363)	24,019,054

Net increase from operations	7,100,135	36,522,526

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income (Class S)	—	(3,293,301)
From net investment income (Class I)	—	(782,269)
From net realized gain on investments (Class S)	—	(6,086,539)
From net realized gain on investments (Class I)	—	(1,381,511)

Total distributions to shareholders	—	(11,543,620)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	4,158,878	5,162,387

Net increase in net assets	11,259,013	30,141,293

NET ASSETS:

Beginning of period	197,293,986	167,152,693

End of period (including undistributed net investment income of $1,291,474 and distributions in excess of net investment income of $933,809, respectively)	$208,552,999	$197,293,986

The accompanying notes are an integral part of the financial statements.

8

Real Estate Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/2013 (UNAUDITED)	FOR THE YEARS ENDED			FOR THE PERIOD 11/10/09[1] TO 12/31/09
		12/31/12	12/31/11	12/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.57	$12.65	$12.58	$10.61	$10.00

Income from investment operations:
Net investment income[2]	0.16	0.21	0.15	0.12	0.02
Net realized and unrealized gain on investments	0.37	2.54	0.49	2.44	0.62

Total from investment operations	0.53	2.75	0.64	2.56	0.64

Less distributions to shareholders:
From net investment income	—	(0.29)	(0.15)	(0.12)	(0.02)
From net realized gain on investments	—	(0.54)	(0.42)	(0.47)	(0.01)

Total distributions to shareholders	—	(0.83)	(0.57)	(0.59)	(0.03)

Net asset value - End of period	$15.10	$14.57	$12.65	$12.58	$10.61

Net assets - End of period (000’s omitted)	$171,406	$170,898	$167,153	$89,136	$69,179

Total return[3]	3.64%	21.93%	5.29%	24.40%	6.36%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.13%[4]	1.10%	1.18%	1.20%	1.20%[4]
Net investment income	2.07%[4]	1.49%	1.21%	1.02%	1.43%[4]
Portfolio turnover	19%	14%	34%	34%	3%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.01%	0.38%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

9

Real Estate Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/12 (UNAUDITED)	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.55	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.12	0.08
Net realized and unrealized gain (loss) on investments	0.24	0.32

Total from investment operations	0.36	0.40

Less distributions to shareholders:
From net investment income	—	(0.31)
From net realized gain on investments	—	(0.54)

Total distributions to shareholders	—	(0.85)

Net asset value - End of period	$9.91	$9.55

Net assets - End of period (000’s omitted)	$37,147	$26,396

Total return[3]	3.77%	4.16%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.88%	0.87%
Net investment income[4]	2.37%	1.95%
Portfolio turnover	19%	14%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Real Estate Series

Notes to Financial Statements

(unaudited)

1.	Organization

Real Estate Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. The series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder service fees. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 100 million shares have been designated as Real Estate Series Class S common stock and 100 million have been designated as Real Estate Series Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

11

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$25,584,265	$12,746,542	$12,837,723	$—
Financials	178,021,047	173,408,242	4,612,805	—
Industrials	1,886,535	—	1,886,535	—
Information Technology	1,187,347	1,187,347	—	—
Utilities	—	—	—	—	*
Mutual fund	1,440,777	1,440,777	—	—

Total assets	$208,119,971	$188,782,908	$19,337,063	$—

*Prime AET&D Holdings No.1 Ltd. is a Level 3 security as of June 30, 2013. However, there is no cost or market value for this security reported in the financial statements. There was no activity in this security for the six months ended June 30, 2013.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

12

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2009 and the years ended December 31, 2010 through December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

13

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Class S shares of the Series are subject to a shareholder service fee in accordance with a shareholder service plan adopted by the Fund’s Board. The shareholder service fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2014, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder service fees, at no more than 0.95% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2013. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $45,284,475 and $39,318,941 respectively. There were no purchases or sales of U.S. Government securities.

14

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of Real Estate Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/2013		FOR THE YEAR ENDED 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	693,976	$10,793,381	942,190	$13,440,671
Reinvested	—	—	641,521	9,205,525
Repurchased	(1,074,805)	(16,651,124)	(3,067,077)	(45,004,040)

Total	(380,829)	$(5,857,743)	(1,483,366)	$(22,357,844)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE PERIOD 8/1/12 (COMMENCEMENT OF OPERATIONS) TO 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	986,361	$10,043,118	2,540,161	$25,408,795
Reinvested	—	—	225,474	2,125,283
Repurchased	(2,562)	(26,497)	(1,357)	(13,847)

Total	983,799	$10,016,621	2,764,278	$27,520,231

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2013.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Real Estate Securities

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution

15

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

(or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2012 was as follows:

Ordinary income	$5,584,073
Long-term capital gains	5,959,547

At June 30, 2013, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$169,867,566
Unrealized appreciation	41,285,581
Unrealized depreciation	(3,033,176)

Net unrealized appreciation	$38,252,405

16

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17

Real Estate Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNRES-6/13-SAR

INTERNATIONAL SERIES
www.manning-napier.com

International Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the class of the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD* 1/1/13-6/30/13	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,013.80	$5.49	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$1,015.30	$4.25	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

International Series

Portfolio Composition as of June 30, 2013

(unaudited)

2

International Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.5%

Consumer Discretionary - 15.6%
Auto Components - 2.8%
F.C.C. Co. Ltd. (Japan)[1]	158,000	$3,725,840
Hankook Tire Co. Ltd. (South Korea)[1]	145,591	6,705,105
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	168,000	4,043,096
Nissin Kogyo Co. Ltd. (Japan)[1]	226,000	4,092,360

		18,566,401

Automobiles - 0.5%
Hero Motocorp Ltd. (India)[1]	87,000	2,426,956
Maruti Suzuki India Ltd. (India)[1]	44,940	1,160,260

		3,587,216

Hotels, Restaurants & Leisure - 0.6%
Indian Hotels Co. Ltd. (India)[1]	5,361,450	4,330,662

Household Durables - 1.1%
LG Electronics, Inc. (South Korea)[1]	74,000	4,703,346
Rodobens Negocios Imobiliarios S.A. (Brazil)	367,000	2,398,037

		7,101,383

Leisure Equipment & Products - 0.8%
Nikon Corp. (Japan)[1]	224,000	5,233,535

Media - 4.5%
Mediaset Espana Comunicacion S.A. (Spain)*[1]	2,208,600	19,238,393
Reed Elsevier plc - ADR (United Kingdom)	60,311	2,751,991
Societe Television Francaise 1 (France)[1]	327,530	3,922,718
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	945,000	4,563,494

		30,476,596

Multiline Retail - 0.9%
Kering (France)[1]	31,130	6,334,522

Specialty Retail - 2.2%
Belle International Holdings Ltd. (Hong Kong)[1]	4,300,000	5,878,441
Groupe Fnac S.A. (France)*[1]	3,891	82,560
Hennes & Mauritz AB - Class B (Sweden)[1]	129,000	4,244,279
Komeri Co. Ltd. (Japan)[1]	188,800	4,728,406

		14,933,686

Textiles, Apparel & Luxury Goods - 2.2%
Burberry Group plc (United Kingdom)[1]	184,000	3,785,361
Daphne International Holdings Ltd. (China)[1]	6,600,000	5,625,225
Hugo Boss AG (Germany)[1]	47,000	5,168,053

		14,578,639

Total Consumer Discretionary		105,142,640

The accompanying notes are an integral part of the financial statements.

3

International Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples - 20.9%
Beverages - 6.7%
Carlsberg A/S - Class B (Denmark)[1]	80,000	$7,153,290
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	270,000	10,084,500
Diageo plc (United Kingdom)[1]	322,810	9,257,057
Kirin Holdings Co. Ltd. (Japan)[1]	600,000	9,398,579
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	1,300,000	9,263,558

		45,156,984

Food & Staples Retailing - 3.0%
Carrefour S.A. (France)[1]	169,962	4,668,266
Casino Guichard-Perrachon S.A. (France)[1]	34,170	3,201,918
President Chain Store Corp. (Taiwan)[1]	901,320	5,891,767
Tesco plc (United Kingdom)[1]	1,217,410	6,130,690

		19,892,641

Food Products - 7.0%
Barry Callebaut AG (Switzerland)[1]	4,400	4,027,052
Charoen Pokphand Foods PCL (Thailand)[1]	3,841,800	3,180,971
Danone S.A. (France)[1]	107,012	8,054,577
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	2,604,000	7,897,943
Nestle S.A. (Switzerland)[1]	105,220	6,904,579
Unilever plc - ADR (United Kingdom)	420,230	16,998,304

		47,063,426

Household Products - 1.7%
Reckitt Benckiser Group plc (United Kingdom)[1]	164,270	11,619,958

Personal Products - 0.9%
Kao Corp. (Japan)[1]	188,000	6,399,808

Tobacco - 1.6%
Gudang Garam Tbk PT (Indonesia)[1]	730,000	3,711,435
Swedish Match AB (Sweden)[1]	191,000	6,779,456

		10,490,891

Total Consumer Staples		140,623,708

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Petroleo Brasileiro S.A. - ADR (Brazil)	240,000	3,518,400
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	2,928,726
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	5,817,181
Statoil ASA (Norway)[1]	237,000	4,895,963

Total Energy		17,160,270

Financials - 8.8%
Capital Markets - 1.2%
Daiwa Securities Group, Inc. (Japan)[1]	830,000	6,951,186

The accompanying notes are an integral part of the financial statements.

4

International Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
OSK Holdings Berhad (Malaysia)[1]	2,141,737	$1,115,562

		8,066,748

Commercial Banks - 2.3%
Hong Leong Financial Group Berhad (Malaysia)[1]	1,462,800	6,672,433
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	1,907,000	8,897,791

		15,570,224

Insurance - 3.9%
Allianz SE (Germany)[1]	40,870	5,965,407
AXA S.A. (France)[1]	211,372	4,166,693
Mapfre S.A. (Spain)[1]	1,877,000	6,106,981
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	40,610	7,460,534
Zurich Insurance Group AG (Switzerland)[1]	10,500	2,721,696

		26,421,311

Real Estate Investment Trusts (REITS) - 1.0%
Alstria Office REIT AG (Germany)[1]	595,480	6,511,633

Thrifts & Mortgage Finance - 0.4%
Aareal Bank AG (Germany)*[1]	115,790	2,696,126

Total Financials		59,266,042

Health Care - 10.8%
Health Care Equipment & Supplies - 1.7%
Carl Zeiss Meditec AG (Germany)[1]	232,000	7,686,971
Straumann Holding AG (Switzerland)[1]	25,776	3,854,046

		11,541,017

Health Care Providers & Services - 2.1%
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	200,000	7,054,000
Odontoprev S.A. (Brazil)	726,000	2,990,091
Qualicorp S.A. (Brazil)*	529,000	4,027,925

		14,072,016

Life Sciences Tools & Services - 0.5%
Gerresheimer AG (Germany)[1]	58,000	3,349,171

Pharmaceuticals - 6.5%
AstraZeneca plc (United Kingdom)[1]	27,960	1,321,925
AstraZeneca plc - ADR (United Kingdom)	229,150	10,838,795
Bayer AG (Germany)[1]	100,000	10,647,005
GlaxoSmithKline plc (United Kingdom)[1]	172,980	4,323,875
Novartis AG - ADR (Switzerland)	49,000	3,464,790
Shire plc (Ireland)[1]	195,160	6,184,698
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	34,900	1,573,780

The accompanying notes are an integral part of the financial statements.

5

International Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	140,000	$5,488,000

		43,842,868

Total Health Care		72,805,072

Industrials - 16.6%
Commercial Services & Supplies - 1.8%
Aggreko plc (United Kingdom)[1]	258,600	6,463,613
Taiwan Secom Co. Ltd. (Taiwan)[1]	777,210	1,882,638
Tomra Systems ASA (Norway)[1]	420,964	3,569,048

		11,915,299

Construction & Engineering - 0.7%
Larsen & Toubro Ltd. (India)[1]	206,270	4,868,102

Electrical Equipment - 3.9%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	342,000	7,407,720
Alstom S.A. (France)[1]	295,560	9,695,426
Bharat Heavy Electricals Ltd. (India)[1]	150,400	438,812
Schneider Electric S.A. (France)[1]	66,000	4,793,337
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	4,065,306

		26,400,601

Industrial Conglomerates - 3.6%
Siemens AG (Germany)[1]	237,600	24,060,087

Machinery - 2.7%
Andritz AG (Austria)[1]	123,000	6,310,788
FANUC Corp. (Japan)[1]	71,000	10,275,611
Jain Irrigation Systems Ltd. - DVR (India)[1]	44,872	19,331
Jain Irrigation Systems Ltd. (India)[1]	2,125,900	1,849,500

		18,455,230

Professional Services - 1.1%
Experian plc (United Kingdom)[1]	405,980	7,055,879

Trading Companies & Distributors - 1.0%
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	519,400	7,039,082

Transportation Infrastructure - 1.8%
Malaysia Airports Holdings Berhad (Malaysia)[1]	6,083,700	12,150,070

Total Industrials		111,944,350

Information Technology - 14.1%
Communications Equipment - 1.1%
Alcatel-Lucent - ADR (France)*	4,100,000	7,462,000

Electronic Equipment, Instruments & Components - 3.9%
Hitachi Ltd. (Japan)[1]	3,247,000	20,805,155

The accompanying notes are an integral part of the financial statements.

6

International Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)[1]	17,209	$5,482,973

		26,288,128

Internet Software & Services - 1.6%
NetEase.com, Inc. - ADR (China)	14,400	909,648
NHN Corp. (South Korea)[1]	23,950	6,080,558
Tencent Holdings Ltd. (China)[1]	88,400	3,451,776

		10,441,982

IT Services - 0.7%
Cap Gemini S.A. (France)[1]	102,000	4,953,278

Office Electronics - 0.5%
Canon, Inc. (Japan)[1]	95,000	3,113,462

Semiconductors & Semiconductor Equipment - 2.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	12,260	14,329,785

Software - 4.2%
Aveva Group plc (United Kingdom)[1]	103,000	3,531,044
SAP AG (Germany)[1]	239,440	17,484,543
Temenos Group AG (Switzerland)[1]	307,000	7,481,103

		28,496,690

Total Information Technology		95,085,325

Materials - 3.6%
Chemicals - 3.6%
BASF SE (Germany)[1]	76,100	6,787,594
Linde AG (Germany)[1]	92,500	17,237,045

Total Materials		24,024,639

Telecommunication Services - 3.5%
Diversified Telecommunication Services - 3.0%
Telefonica S.A. - ADR (Spain)*	707,000	9,056,670
Telenor ASA - ADR (Norway)[2]	184,380	10,972,454

		20,029,124

Wireless Telecommunication Services - 0.5%
SK Telecom Co. Ltd. - ADR (South Korea)	169,190	3,439,633

Total Telecommunication Services		23,468,757

Utilities - 0.1%

Multi-Utilities - 0.1%
GDF Suez (France)[1]	51,850	1,017,024

TOTAL COMMON STOCKS
(Identified Cost $611,506,745)		650,537,827

The accompanying notes are an integral part of the financial statements.

7

International Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 4.2%

Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.05%,
(Identified Cost $ 28,126,156)	28,126,156	$28,126,156

TOTAL INVESTMENTS - 100.7%
(Identified Cost $ 639,632,901)		678,663,983
LIABILITIES, LESS OTHER ASSETS - (0.7%)		(4,631,752)

NET ASSETS - 100%		$674,032,231

ADR - American Depository Receipt

DVR - Differential Voting Rights

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3Rate shown is the current yield as of June 30, 2013.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Germany 18.1%; Japan 14.0%; United Kingdom 12.5%.

The accompanying notes are an integral part of the financial statements.

8

International Series

Statement of Assets & Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $639,632,901) (Note 2)	$678,663,983
Foreign currency (identified cost $3,933,889)	3,925,043
Receivable for securities sold	6,382,724
Foreign tax reclaims receivable	1,322,028
Receivable for fund shares sold	444,134
Dividends receivable	309,600
Prepaid expenses	8,688

TOTAL ASSETS	691,056,200

LIABILITIES:

Payable to custodian	841
Foreign capital gains tax payable (Note 2)	16,918
Accrued management fees (Note 3)	397,681
Accrued shareholder services fees (Class S) (Note 3)	115,655
Accrued transfer agent fees (Note 3)	45,012
Accrued fund accounting and administration fees (Note 3)	20,947
Accrued Chief Compliance Officer service fees (Note 3)	339
Payable for securities purchased	14,968,758
Payable for fund shares repurchased	1,181,432
Other payables and accrued expenses	276,386

TOTAL LIABILITIES	17,023,969

TOTAL NET ASSETS	$674,032,231

NET ASSETS CONSIST OF:
Capital stock	$740,858
Additional paid-in-capital	623,221,961
Undistributed net investment income	7,069,632
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	4,029,136
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	38,970,644

TOTAL NET ASSETS	$674,032,231

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($552,229,560/62,626,052 shares)	$8.82

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($121,802,671/11,459,793 shares)	$10.63

The accompanying notes are an integral part of the financial statements.

9

International Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $1,438,511)	$10,779,506

EXPENSES:

Management fees (Note 3)	2,571,973
Shareholder services fees (Class S)(Note 3)	715,074
Transfer agent fees (Note 3)	115,239
Fund accounting and administration fees (Note 3)	58,426
Directors’ fees (Note 3)	7,338
Chief Compliance Officer service fees (Note 3)	1,117
Custodian fees	196,971
Miscellaneous	130,722

Total Expenses	3,796,860
Less reduction of expenses (Note 3)	(166,883)

Net Expenses	3,629,977

NET INVESTMENT INCOME	7,149,529

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	11,528,870
Foreign currency and translation of other assets and liabilities	(2,268,590)

9,260,280

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $88,432)	(6,934,773)
Foreign currency and translation of other assets and liabilities	(45,264)

(6,980,037)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	2,280,243

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,429,772

The accompanying notes are an integral part of the financial statements.

10

International Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$7,149,529	$8,155,713
Net realized gain (loss) on investments and foreign currency	9,260,280	(1,401,057)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(6,980,037)	79,568,578

Net increase from operations	9,429,772	86,323,234

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	—	(6,468,512)
From net investment income (Class I)	—	(965,618)
From return of capital (Class S)	—	(577,095)
From return of capital (Class I)	—	(86,357)

Total distributions to shareholders	—	(8,097,582)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	3,068,419	70,041,655

Net increase in net assets	12,498,191	148,267,307

NET ASSETS:

Beginning of period	661,534,040	513,266,733

End of period (including undistributed net investment income of $7,069,632 and distributions in excess of net investment income of $79,897, respectively)	$674,032,231	$661,534,040

The accompanying notes are an integral part of the financial statements.

11

International Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	6/30/2013 (UNAUDITED)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.70	$7.61	$8.85	$8.39	$6.57	$10.87

Income (loss) from investment operations:
Net investment income	0.09 [1]	0.10 [1]	0.13 [1]	0.14 [1]	0.14 [1]	0.22
Net realized and unrealized gain (loss) on investments	0.03	1.10	(1.26)	0.86	2.10	(3.82)

Total from investment operations	0.12	1.20	(1.13)	1.00	2.24	(3.60)

Less distributions to shareholders:
From net investment income	—	(0.10)	(0.10)	(0.19)	(0.16)	(0.21)
From return of capital	—	(0.01)	—	—	—	—
From net realized gain on investments	—	—	(0.01)	(0.35)	(0.26)	(0.49)

Total distributions to shareholders	—	(0.11)	(0.11)	(0.54)	(0.42)	(0.70)

Net asset value - End of period	$8.82	$8.70	$7.61	$8.85	$8.39	$6.57

Net assets - End of period (000’s omitted)	$552,230	$565,609	$513,267	$317,199	$267,100	$182,273

Total return[2]	1.38%	15.78%	(12.82%)	12.04%	34.23%	(33.25%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%[3]	1.10%	1.16%	1.15%	1.15%	1.15%
Net investment income	2.02%[3]	1.30%	1.49%	1.68%	1.90%	2.49%
Portfolio turnover	10%	22%	7%	13%	17%	9%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	0.05%[3]	0.07%	N/A	0.00%[4]	0.00%[4]	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

12

International Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE PERIOD 3/15/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.47	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.03	0.46

Total from investment operations	0.16	0.59

Less distributions to shareholders:
From net investment income	—	(0.11)
From return of capital	—	(0.01)

Total distributions to shareholders	—	(0.12)

Net asset value - End of period	$10.63	$10.47

Net assets - End of period (000’s omitted)	$121,803	$95,925

Total return[3]	1.53%	5.88%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.85%	0.85%
Net investment income[4]	2.41%	1.67%
Portfolio turnover	10%	22%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	0.05%[4]	0.09%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

International Series

Notes to Financial Statements

1.	Organization

International Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 250 million have been designated as International Series Class S common stock and 100 million have been designated as International Series Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2

14

International Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$105,142,640	$5,150,028	$99,992,612	$—
Consumer Staples	140,623,708	34,980,747	105,642,961	—
Energy	17,160,270	9,335,581	7,824,689	—
Financials	59,266,042	—	59,266,042	—
Health Care	72,805,072	33,863,601	38,941,471	—
Industrials	111,944,350	14,446,802	97,497,548	—
Information Technology	95,085,325	8,371,648	86,713,677	—
Materials	24,024,639	—	24,024,639	—
Telecommunication Services	23,468,757	12,496,303	10,972,454	—
Utilities	1,017,024	—	1,017,024	—
Mutual fund	28,126,156	28,126,156	—	—

Total assets	$678,663,983	$146,770,866	$531,893,117	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or June 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and

15

International Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. During the period of March 27, 2013 through April 24, 2013, the period for which foreign currency contracts were held, the average volume of derivative activity (measured in terms of the notional amount) was $111,171,793.

The following table presents the effect of the derivative instruments on the Statement of Operations at June 30, 2013:

STATEMENT OF OPERATIONS
Derivative
Foreign forward currency exchange contracts	Net realized gain (loss) on foreign currency transactions and translation of other assets and liabilities	$(1,955,099)

As of June 30, 2013, no investments in forward foreign currency exchange contracts were held by the Series.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2009 through December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

16

International Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder service fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2014, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’s shareholder service fee, at no more than 0.85% of average daily net assets. Accordingly, the Advisor waived

17

International Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

fees of $166,883 for the six months ended June 30, 2013, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $110,255,722 and $67,169,571 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of International Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE YEAR ENDED 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,697,691	$42,128,514	26,541,777	$213,267,622
Reinvested	—	—	763,100	6,598,467
Repurchased	(7,117,603)	(63,915,954)	(29,704,876)	(240,426,328)

Total	(2,419,912)	$(21,787,440)	(2,399,999)	$(20,560,239)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE PERIOD 3/15/12 (COMMENCEMENT OF OPERATIONS) TO 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,702,274	$29,284,252	9,564,837	$94,375,423
Reinvested	—	—	101,087	1,051,975
Repurchased	(405,963)	(4,428,393)	(502,442)	(4,825,504)

Total	2,296,311	$24,855,859	9,163,482	$90,601,894

Approximately 49% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

18

International Series

Notes to Financial Statements (continued)

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2013.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2012 was as follows:

Ordinary income	$7,434,130
Return of capital	663,452

At June 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$639,632,901
Unrealized appreciation	99,286,043
Unrealized depreciation	(60,254,961)

Net unrealized appreciation	$39,031,082

19

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20

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21

International Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNINT-6/13-SAR

WORLD OPPORTUNITIES SERIES
www.manning-napier.com

World Opportunities Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD* 1/1/13-6/30/13
Actual	$1,000.00	$1,037.40	$5.35
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.06%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year.

1

World Opportunities Series

Portfolio Composition as of June 30, 2013

(unaudited)

Country Allocation[1]

Cash, short-term investment, and other assets, less liabilities - 2.6%
Australia - 2.4%
Belgium - 1.8%
Miscellaneous[2] - 3.2%
Brazil- 4.2%
United States - 7.7%
Canada - 8.9%
China - 2.8%
Denmark - 2.8%
United Kingdom - 16.7%
France - 13.9%
Switzerland - 7.7%
Norway - 3.3%
Germany - 5.9%
Netherlands - 3.2%
Ireland - 5.6%
Japan - 7.3%

[1]As a percentage of net assets
[2]Miscellaneous
- Greece 0.3%
- Hong Kong 0.3%
- Italy 0.5%
- South Africa 0.6%
- Spain 0.3%
- Sweden 0.6%
- Thailand 0.6%

Sector Allocation[3]

Cash, short-term investment, and other assets, less liabilities - 2.6%
Telecommunication Services - 3.7%
Consumer Discretionary - 13.8%
Materials - 9.4%
Information Technology - 7.7%
Consumer Staples - 19.6%
Industrials - 14.1%
Health Care - 8.2%
Energy - 17.0%
Financials - 3.9%

[3]As a percentage of net assets.

2

World Opportunities Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.4%

Consumer Discretionary - 13.8%
Automobiles - 2.2%
Toyota Motor Corp. (Japan)[1]	2,526,400	$152,387,002

Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes S.A. (Brazil)	10,061,040	58,886,854

Hotels, Restaurants & Leisure - 2.4%
Accor S.A. (France)[1]	4,899,120	172,206,727

Internet & Catalog Retail - 0.7%
Ocado Group plc (United Kingdom)*[1]	11,067,360	50,212,841

Media - 4.4%
British Sky Broadcasting Group plc (United Kingdom)[1]	15,070,270	181,551,850
ProsiebenSat.1 Media AG (Germany)[1]	971,860	41,683,129
Societe Television Francaise 1 (France)[1]	7,329,610	87,784,306

		311,019,285

Multiline Retail - 1.3%
Marks & Spencer Group plc (United Kingdom)[1]	13,974,510	91,439,000

Textiles, Apparel & Luxury Goods - 2.0%
Adidas AG (Germany)[1]	855,670	92,496,442
Burberry Group plc (United Kingdom)[1]	2,189,510	45,043,945

		137,540,387

Total Consumer Discretionary		973,692,096

Consumer Staples - 19.6%
Beverages - 4.5%
Anheuser-Busch InBev N.V. (Belgium)[1]	804,960	72,472,732
Carlsberg A/S - Class B (Denmark)[1]	767,750	68,649,227
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	3,304,450	123,421,208
SABMiller plc (United Kingdom)[1]	1,097,620	52,623,924

		317,167,091

Food & Staples Retailing - 6.6%
Carrefour S.A. (France)[1]	5,026,155	138,051,022
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	2,641,760	19,956,470
Koninklijke Ahold N.V. (Netherlands)[1]	5,610,610	83,445,938
Tesco plc (United Kingdom)[1]	43,309,300	218,098,990

		459,552,420

Food Products - 6.0%
Charoen Pokphand Foods PCL (Thailand)[1]	50,300,860	41,648,596
Danone S.A. (France)[1]	2,051,970	154,447,641
Nestle S.A. (Switzerland)[1]	2,305,740	151,303,582
Unilever plc - ADR (United Kingdom)	1,833,250	74,154,964

		421,554,783

The accompanying notes are an integral part of the financial statements.

3

World Opportunities Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	646,756	$56,337,958

Tobacco - 1.7%
Imperial Tobacco Group plc (United Kingdom)[1]	2,191,940	76,005,142
Swedish Match AB (Sweden)[1]	1,251,350	44,416,087

		120,421,229

Total Consumer Staples		1,375,033,481

Energy - 17.0%
Energy Equipment & Services - 7.5%
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	5,087,030	112,712,808
Petroleum Geo-Services ASA (Norway)[1]	2,414,580	29,482,032
Schlumberger Ltd. (United States)	4,408,680	315,926,009
Trican Well Service Ltd. (Canada)	5,492,310	73,007,981

		531,128,830

Oil, Gas & Consumable Fuels - 9.5%
Cameco Corp. (Canada)	6,593,280	136,217,165
Encana Corp. (Canada)	10,326,510	174,931,079
Petroleo Brasileiro S.A. - ADR (Brazil)	7,771,850	113,935,321
Talisman Energy, Inc. (Canada)	17,790,140	202,987,240
Whitehaven Coal Ltd. (Australia)[1]	18,790,150	39,534,331

		667,605,136

Total Energy		1,198,733,966

Financials - 3.9%
Commercial Banks - 1.6%
HSBC Holdings plc (United Kingdom)[1]	10,619,200	109,932,202

Insurance - 1.4%
Admiral Group plc (United Kingdom)[1]	4,921,290	99,134,836

Real Estate Investment Trusts (REITS) - 0.9%
Land Securities Group plc (United Kingdom)[1]	4,864,580	65,335,302

Total Financials		274,402,340

Health Care - 8.2%
Health Care Equipment & Supplies - 3.1%
BioMerieux (France)[1]	277,655	26,903,181
GN Store Nord A/S (Denmark)[1]	1,832,180	34,601,786
Mindray Medical International Ltd. - ADR (China)	1,969,001	73,739,087
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	39,112,000	42,611,962
Sonova Holding AG (Switzerland)[1]	406,200	42,974,197

		220,830,213

Health Care Providers & Services - 1.7%
Life Healthcare Group Holdings Ltd. (South Africa)[1]	11,016,850	41,785,230
The accompanying notes are an integral part of the financial statements.

4

World Opportunities Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Sonic Healthcare Ltd. (Australia)[1]	5,459,810	$74,173,211

		115,958,441

Life Sciences Tools & Services - 2.3%
Lonza Group AG (Switzerland)[1]	813,071	61,092,131
QIAGEN N.V. (Netherlands)*[1]	5,285,240	103,418,180

		164,510,311

Pharmaceuticals - 1.1%
Novo Nordisk A/S - Class B (Denmark)[1]	479,850	74,598,655

Total Health Care		575,897,620

Industrials - 14.1%
Airlines - 3.0%
Ryanair Holdings plc - ADR (Ireland)	4,032,330	207,785,965

Commercial Services & Supplies - 0.5%
Aggreko plc (United Kingdom)[1]	1,412,740	35,310,922

Electrical Equipment - 1.8%
Nexans S.A. (France)[1]	1,217,530	57,773,299
Prysmian S.p.A. (Italy)[1]	1,734,350	32,353,955
Schneider Electric S.A. (France)[1]	493,513	35,842,036

		125,969,290

Industrial Conglomerates - 1.0%
Siemens AG (Germany)[1]	723,060	73,219,221

Machinery - 3.1%
FANUC Corp. (Japan)[1]	1,255,100	181,646,750
Westport Innovations, Inc. - ADR (Canada)*	1,081,790	36,272,419

		217,919,169

Marine - 1.4%
D/S Norden A/S (Denmark)[1]	594,660	20,170,038
Diana Shipping, Inc. - ADR (Greece)	2,209,670	22,185,087
Mitsui OSK Lines Ltd. (Japan)*[1]	4,905,058	19,061,722
Nippon Yusen Kabushiki Kaisha (Japan)[1]	7,471,000	19,767,308
Pacific Basin Shipping Ltd. (Hong Kong)[1]	34,197,086	19,331,163

		100,515,318

Professional Services - 1.2%
Adecco S.A. (Switzerland)[1]	1,437,350	81,859,885

Trading Companies & Distributors - 1.6%
Brenntag AG (Germany)[1]	725,820	110,318,694

The accompanying notes are an integral part of the financial statements.

5

World Opportunities Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure - 0.5%
Groupe Eurotunnel S.A. (France)[1]	4,854,990	$36,917,002

Total Industrials		989,815,466

Information Technology - 7.7%
Internet Software & Services - 1.1%
Tencent Holdings Ltd. (China)[1]	2,048,059	79,971,048

IT Services - 4.6%
Amdocs Ltd. - ADR (United States)	6,136,970	227,620,217
Cap Gemini S.A. (France)[1]	1,127,660	54,760,921
Wirecard AG (Germany)[1]	1,508,100	41,035,109

		323,416,247

Semiconductors & Semiconductor Equipment - 2.0%
Tokyo Electron Ltd. (Japan)[1]	2,792,898	141,207,564

Total Information Technology		544,594,859

Materials - 9.4%
Chemicals - 3.3%
Johnson Matthey plc (United Kingdom)[1]	1,920,290	76,725,552
Syngenta AG (Switzerland)[1]	267,510	104,317,882
Umicore S.A. (Belgium)[1]	1,291,790	53,641,066

		234,684,500

Construction Materials - 4.2%
CRH plc (Ireland)[1]	9,341,880	189,559,056
Holcim Ltd. (Switzerland)[1]	1,461,770	101,748,408

		291,307,464

Metals & Mining - 1.9%
Alumina Ltd. (Australia)*[1]	60,863,360	54,166,887
Norsk Hydro ASA (Norway)[1]	19,701,536	79,001,916

		133,168,803

Total Materials		659,160,767

Telecommunication Services - 3.7%
Diversified Telecommunication Services - 3.7%
Telenor ASA (Norway)[1]	6,102,440	121,212,851
Vivendi S.A. (France)[1]	5,266,730	99,812,520
Ziggo N.V. (Netherlands)[1]	960,873	38,595,373

Total Telecommunication Services		259,620,744

TOTAL COMMON STOCKS
(Identified Cost $6,685,200,396)		6,850,951,339

The accompanying notes are an integral part of the financial statements.

6

World Opportunities Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 2.4%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.05%,
(Identified Cost $ 169,695,907)	169,695,907	$169,695,907

TOTAL INVESTMENTS - 99.8%
(Identified Cost $ 6,854,896,303)		7,020,647,246
OTHER ASSETS, LESS LIABILITIES - 0.2%		12,330,633

NET ASSETS - 100%		$7,032,977,879

ADR - American Depository Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2013.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 16.7%; France - 13.9%.

The accompanying notes are an integral part of the financial statements.

7

World Opportunities Series

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $6,854,896,303) (Note 2)	$7,020,647,246
Foreign currency (identified cost $5,296,043)	5,288,290
Cash	45,635
Dividends receivable	17,291,541
Receivable for fund shares sold	16,103,404
Foreign tax reclaims receivable	15,266,115
Prepaid expenses	48,730

TOTAL ASSETS	7,074,690,961

LIABILITIES:

Accrued management fees (Note 3)	5,884,210
Accrued transfer agent fees (Note 3)	328,081
Accrued fund accounting and administration fees (Note 3)	173,857
Accrued Chief Compliance Officer service fees (Note 3)	339
Payable for securities purchased	29,929,335
Payable for fund shares repurchased	4,622,031
Other payables and accrued expenses	775,229

TOTAL LIABILITIES	41,713,082

TOTAL NET ASSETS	$7,032,977,879

NET ASSETS CONSIST OF:

Capital stock	$8,743,688
Additional paid-in-capital	7,017,170,732
Undistributed net investment income	70,939,913
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(229,434,710)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	165,558,256

TOTAL NET ASSETS	$7,032,977,879

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($7,032,977,879/874,368,794 shares)	$8.04

The accompanying notes are an integral part of the financial statements.

8

World Opportunities Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $13,780,216)	$116,362,663

EXPENSES:

Management fees (Note 3)	36,035,098
Transfer agent fees (Note 3)	584,053
Fund accounting and administration fees (Note 3)	435,874
Directors’ fees (Note 3)	77,012
Chief Compliance Officer service fees (Note 3)	1,117
Custodian fees	645,087
Miscellaneous	592,611

Total Expenses	38,370,852

NET INVESTMENT INCOME	77,991,811

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	269,774,587
Foreign currency and translation of other assets and liabilities	(23,160,549)

246,614,038

Net change in unrealized appreciation (depreciation) on- Investments	(50,118,502)
Foreign currency and translation of other assets and liabilities	(541,795)

(50,660,297)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	195,953,741

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$273,945,552

The accompanying notes are an integral part of the financial statements.

9

World Opportunities Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$77,991,811	$106,386,291
Net realized gain (loss) on investments and foreign currency	246,614,038	(348,977,392)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(50,660,297)	1,366,512,686

Net increase from operations	273,945,552	1,123,921,585

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	—	(112,268,392)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(166,745,590)	(52,904,127)

Net increase in net assets	107,199,962	958,749,066

NET ASSETS:

Beginning of period	6,925,777,917	5,967,028,851

End of period (including undistributed net investment income of $70,939,913 and distribution in excess of net investment income $7,051,898, respectively)	$7,032,977,879	$6,925,777,917

The accompanying notes are an integral part of the financial statements.

10

World Opportunities Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/2013 (UNAUDITED)	FOR THE YEARS ENDED
		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.75	$6.63	$8.61	$8.12	$5.88	$10.07

Income (loss) from investment operations:
Net investment income	0.09 [1]	0.12 [1]	0.24 [1,2]	0.07 [1]	0.04 [1]	0.10
Net realized and unrealized gain (loss) on investments	0.20	1.13	(1.64)	0.67	2.26	(4.08)

Total from investment operations	0.29	1.25	(1.40)	0.74	2.30	(3.98)

Less distributions to shareholders:
From net investment income	—	(0.13)	(0.24)	(0.07)	(0.06)	(0.03)
From net realized gain on investments	—	—	(0.34)	(0.18)	—	(0.18)

Total distributions to shareholders	—	(0.13)	(0.58)	(0.25)	(0.06)	(0.21)

Net asset value - End of period	$8.04	$7.75	$6.63	$8.61	$8.12	$5.88

Net assets - End of period (000’s omitted)	$7,032,978	$6,925,778	$5,967,029	$6,455,426	$4,917,459	$1,340,057

Total return[3]	3.74%	18.81%	(16.14%)	9.23%	39.12%	(40.07%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.06%[4]	1.08%	1.09%	1.11%	1.17%	1.16%
Net investment income	2.16%[4]	1.64%	2.84%[2]	0.92%	0.60%	2.17%
Portfolio turnover	25%	45%	52%	39%	42%	34%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[5]	0.00%[5]	N/A

1Calculated based on average shares outstanding during the periods.

2Includes a special dividend paid by one of the Series’ securities during the year. Without the special dividend, the Series’ net investment income per share, total return and net investment income ratio would have been $0.11, (17.71%) and 1.30%, respectively.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

World Opportunities Series

Notes to Financial Statements

(unaudited)

1.	Organization

World Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 2.5 billion have been designated as World Opportunities Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

12

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$973,692,096	$58,886,854	$914,805,242	$—
Consumer Staples	1,375,033,481	197,576,172	1,177,457,309	—
Energy	1,198,733,966	1,017,004,795	181,729,171	—
Financials	274,402,340	—	274,402,340	—
Health Care	575,897,620	73,739,087	502,158,533	—
Industrials	989,815,466	266,243,471	723,571,995	—
Information Technology	544,594,859	227,620,217	316,974,642	—
Materials	659,160,767	—	659,160,767	—
Telecommunication Services	259,620,744	—	259,620,744	—
Mutual fund	169,695,907	169,695,907	—	—

Total assets	$7,020,647,246	$2,010,766,503	$5,009,880,743	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or June 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and

13

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. During the period of March 27, 2013 through April 24, 2013, the period for which foreign currency contracts were held, the average volume of derivative activity (measured in terms of the notional amount) was approximately $1,236,752,017.

The following table presents the effect of the derivative instruments on the Statement of Operations at June 30, 2013:

STATEMENT OF OPERATIONS
Derivative
Foreign forward currency exchange contracts	Net realized gain (loss) on foreign currency transactions and translation of other assets and liabilities	$(21,675,107)

As of June 30, 2013, no investments in forward foreign currency exchange contracts were held by the Series.

Affiliated Companies

The 1940 Act defines “affiliated companies” to include securities in which a series owns 5% or more of the outstanding voting securities of the issuer. The following transactions were effected in securities of affiliated companies for the six months ended June 30, 2013:

NAME OF ISSUER	VALUE AT 12/31/12	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/13	SHARES HELD AT 6/30/13	DIVIDEND INCOME 1/1/13 THROUGH 6/30/13	NET REALIZED GAIN (LOSS) 1/1/13 THROUGH 6/30/13
Societe Television
Francaise 1 (France)*	$125,993,897	$ —	$37,614,345	$87,784,306	7,329,610	$6,447,289	$(258,902)

* Security was an affiliated company for the period January 1, 2013 - February 21, 2013. Amounts in the table include the six months ended June 30, 2013.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year

14

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2009 through December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

15

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $1,736,445,828 and $1,867,260,469 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of World Opportunities Series were:

	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE YEAR ENDED 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	129,097,927	$1,050,961,846	251,477,784	$1,826,327,603
Reinvested	—	—	12,218,471	93,720,261
Repurchased	(148,020,645)	(1,217,707,436)	(270,735,953)	(1,972,951,991)

Total	(18,922,718)	$(166,745,590)	(7,039,698)	$(52,904,127)

Approximately 2% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion. In addition, one shareholder owned 134,830,977 shares (15.42% of shares outstanding) valued at $1,084,041,058. Investment activities of this shareholder may have a material effect on the Series.

6.	Line of Credit

The Series has entered into a $50 million credit facility (the “line of credit”) with Bank of New York Mellon. The Series may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Series pays an annual commitment fee on the unused portion of the line of credit which amounted to $34,923 for the six months ended June 30, 2013, which is included in miscellaneous expenses in the Statement of Operations. Interest on the used portion is charged to the Series based on rates determined pursuant to the terms of the agreement at the time of borrowing. During the six months ended June 30, 2013, the Series did not borrow under the line of credit. The line of credit has a termination date of June 6, 2014 and may be renewed annually.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various

16

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

7.	Financial Instruments (continued)

market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2013.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2012 was as follows:

Ordinary income    $112,268,392

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Series after December 31, 2010, may get carried forward indefinitely, and will retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Series were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the Series had no pre-enactment net capital losses and had post-enactment net short-term capital loss carryforwards of $175,264,492 and net long-term capital loss carryforwards of $232,315,543 respectively.

At June 30, 2013, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$6,863,479,870
Unrealized appreciation	625,576,423
Unrealized depreciation	(468,409,047)

Net unrealized appreciation	$157,167,376

17

World Opportunities Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNWOP-6/13-SAR

OHIO TAX EXEMPT SERIES
www.manning-napier.com

Ohio Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD* 1/1/13-6/30/13
Actual	$1,000.00	$ 980.70	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year.

1

Ohio Tax Exempt Series

Portfolio Composition as of June 30, 2013

(unaudited)

2

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES - 91.0%

Akron, Recreational Facilities Impt., Prerefunded Balance, G.O. Bond	6.500%	11/1/2015	Aa3	$300,000	$341,568
Akron, Various Purposes Impt., G.O. Bond	4.250%	12/1/2028	AA2	200,000	200,474
Allen East Local School District, Prerefunded Balance, G.O. Bond, AMBAC	4.300%	12/1/2017	WR3	285,000	301,288
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2019	A1	720,000	826,207
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1	100,000	110,232
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A2	200,000	227,668
Beaver Local School District, G.O. Bond	4.000%	12/1/2029	Aa2	230,000	225,110
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aa3	10,000	10,426
Brunswick, Limited Tax, Capital Impt., G.O. Bond	4.000%	12/1/2025	Aa2	100,000	105,046
Butler County, Water & Sewer, G.O. Bond	2.500%	12/1/2014	Aa1	100,000	102,956
Canal Winchester Local School District, G.O. Bond, AGM	4.250%	12/1/2027	Aa3	500,000	504,865
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	Aa3	1,355,000	1,470,202
Cincinnati City School District, Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2020	Aa2	315,000	321,325
Cincinnati City School District, Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2024	Aa2	500,000	510,040
Cincinnati City School District, Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2031	Aa2	1,170,000	1,193,494
Cincinnati Water Systems, Series A, Revenue Bond	5.000%	12/1/2014	Aaa	200,000	213,400
Cincinnati Water Systems, Series A, Revenue Bond	5.000%	12/1/2018	Aaa	230,000	270,006
Cincinnati Water Systems, Series A, Revenue Bond	4.250%	12/1/2019	Aaa	200,000	227,992
Cincinnati Water Systems, Series A, Revenue Bond	5.000%	12/1/2036	Aaa	400,000	428,656
Cincinnati Water Systems, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2037	Aaa	400,000	428,064
Cincinnati, Various Purposes Impt., Series A, G.O. Bond	2.000%	12/1/2014	Aa1	250,000	256,020
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	1.500%	12/1/2014	Aa1	360,000	366,109
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	4.250%	12/1/2026	Aa1	170,000	179,200
Cleveland Department of Public Utilities Division of Water, Series A, Revenue Bond	5.000%	1/1/2019	Aa2	235,000	273,462
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	4.000%	1/1/2014	Aa1	500,000	509,650
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	5.000%	1/1/2016	Aa1	150,000	165,495
Columbus City School District, Facilities Construction & Impt., G.O. Bond, AGM	4.250%	12/1/2032	Aa2	500,000	489,620
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2026	Aa2	250,000	267,590

The accompanying notes are an integral part of the financial statements.

3

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2032	Aa2	$300,000	$320,040
Columbus, Limited Tax, Public Impt., Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	250,000	261,613
Columbus, Limited Tax, Public Impt., Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2019	Aaa	895,000	936,573
Columbus, Various Purposes Impt., Series B, G.O. Bond	5.000%	9/1/2014	Aaa	400,000	422,340
Columbus, Various Purposes Impt., Series D, G.O. Bond	5.000%	12/15/2013	Aaa	100,000	102,224
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	448,892
Delaware County, Public Impt., Series A, G.O. Bond	4.000%	12/1/2015	Aa1	250,000	270,473
Delaware County, Series B, G.O. Bond	4.000%	12/1/2015	Aa1	200,000	216,378
Eaton Community City School District, G.O. Bond, FGRNA	4.125%	12/1/2026	Aa2	500,000	503,590
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3	200,000	233,894
Fairview Park City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2029	Aa2	185,000	200,990
Fairview Park City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2029	Aa2	130,000	141,289
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa	500,000	551,345
Gahanna, Public Impt., G.O. Bond, NATL	4.250%	12/1/2014	Aa1	100,000	105,499
Green, G.O. Bond	2.000%	12/1/2014	AA2	285,000	291,321
Greene County Water System, Revenue Bond	3.500%	12/1/2026	Aa2	300,000	294,990
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2	100,000	117,374
Hamilton County, Sewer Impt., Series A, Revenue Bond	3.750%	12/1/2015	Aa2	200,000	215,454
Hamilton County, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2	500,000	594,430
Hamilton County, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2032	Aa2	100,000	106,830
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.125%	10/15/2023	Aa3	120,000	126,709
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.625%	10/15/2029	Aa3	100,000	102,659
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2	200,000	214,204
Harrison, Various Purposes Impt., G.O. Bond, AGM	5.250%	12/1/2038	A1	275,000	297,209
Ironton City School District, Prerefunded Balance, G.O. Bond, NATL	4.250%	12/1/2028	Baa1	200,000	221,948
Ironton City School District, Unrefunded Balance, G.O. Bond, NATL	4.250%	12/1/2028	Baa1	300,000	297,312
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2015	Aa2	225,000	240,730

The accompanying notes are an integral part of the financial statements.

4

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2019	Aa2	$705,000	$754,286
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	WR3	500,000	503,070
Licking Heights Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.250%	12/1/2023	Aa2	1,140,000	1,192,189
Lima, Sewer Impt., Revenue Bond, AGM	4.300%	12/1/2029	A2	200,000	207,266
Loveland City School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa2	300,000	330,249
Lucas County, Sewer & Water District Impt., G.O. Bond	4.100%	12/1/2027	AA2	100,000	103,937
Mahoning Valley Sanitary District, Revenue Bond, AGC	2.125%	12/1/2015	A3	100,000	103,232
Marion, Limited Tax, Various Purposes Impt., Series A, G.O. Bond, AGM	4.300%	12/1/2030	A2	100,000	103,468
Marysville, Sewer & Wastewater, Revenue Bond, AGC, XLCA	4.750%	12/1/2046	A3	180,000	179,719
Marysville, Various Purposes Impt., G.O. Bond	2.000%	12/1/2013	Aa3	155,000	155,980
Mason, Limited Tax, Various Purposes Impt., G.O. Bond	4.250%	12/1/2027	Aaa	925,000	952,380
Maumee City School District, Prerefunded Balance, G.O. Bond, AGM	4.600%	12/1/2031	A2	260,000	264,755
Mentor, Public Impt., G.O. Bond	2.000%	12/1/2014	Aa1	200,000	204,302
Miami County, Various Purposes Impt., G.O. Bond	2.000%	12/1/2013	Aa2	300,000	301,713
Miamisburg City School District, G.O. Bond	5.000%	12/1/2033	Aa2	250,000	265,540
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa2	100,000	113,346
Middletown, Various Purposes Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa2	230,000	260,834
Mount Healthy City School District, G.O. Bond, AGM	5.000%	12/1/2031	A1	200,000	213,466
Muskingum County, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	4.300%	12/1/2028	Aa3	145,000	150,351
North Royalton, Various Purposes Impt., G.O. Bond	5.250%	12/1/2028	Aa2	1,025,000	1,126,629
Northeast Ohio Regional Sewer District, Revenue Bond	5.000%	11/15/2021	Aa1	750,000	890,730
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond	5.250%	12/1/2017	AAA[2]	270,000	282,361
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2018	Aaa	100,000	120,210
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa	125,000	154,943
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa	200,000	222,234
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa	300,000	312,969
Ohio State Water Development Authority, Pure Water, Prerefunded Balance, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa	25,000	27,186

The accompanying notes are an integral part of the financial statements.

5

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Ohio State Water Development Authority, Revenue Bond	5.000%	6/1/2018	Aaa	$350,000	$407,753
Ohio State Water Development Authority, Series A, Revenue Bond	5.000%	6/1/2018	Aaa	100,000	116,501
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	12/1/2023	AAA[2]	575,000	624,697
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond, NATL	5.000%	12/1/2030	Aa1	180,000	183,598
Ohio State, Conservation Project, Series A, G.O. Bond	5.000%	9/1/2013	Aa1	350,000	352,919
Ohio State, Public Impt., Series A, G.O. Bond	5.000%	2/1/2014	Aa1	250,000	257,085
Ohio State, School Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	6/15/2015	Aa1	300,000	313,650
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1	500,000	597,945
Olentangy Local School District, Series A, G.O. Bond, AGM	4.500%	12/1/2032	Aa1	800,000	816,000
Otsego Local School District, Prerefunded Balance, G.O. Bond, AGM	4.300%	12/1/2016	Aa3	100,000	105,715
Princeton City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2030	AA2	200,000	204,016
South Range Local School District, G.O. Bond, XLCA	4.500%	12/1/2035	A2	225,000	220,939
Springboro, Limited Tax, Public Impt., G.O. Bond	3.250%	12/1/2014	Aa1	100,000	104,079
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa1	100,000	114,715
Springboro, Sewer System, Revenue Bond	4.000%	6/1/2018	Aa3	100,000	110,019
Summit County, Various Purposes Impt., Series R, G.O. Bond, FGRNA	5.500%	12/1/2019	Aa1	100,000	119,509
Sylvania City School District, G.O. Bond, AGC	5.000%	12/1/2025	Aa2	270,000	293,555
Sylvania, Public Impt., G.O. Bond	2.000%	12/1/2014	AA2	300,000	306,237
Symmes Township, Limited Tax, Parkland Acquisition & Impt., G.O. Bond	5.250%	12/1/2037	Aa1	100,000	108,964
Talawanda School District, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2021	Aa2	200,000	208,772
Tallmadge, G.O. Bond	4.250%	12/1/2030	Aa2	180,000	194,089
Toledo Water System, Revenue Bond	5.000%	11/15/2018	Aa3	500,000	581,595
Toledo, Limited Tax, Capital Impt., G.O. Bond	3.375%	12/1/2028	A2	200,000	179,762
Twinsburg City School District, G.O. Bond, FGRNA	5.000%	12/1/2018	Aa2	100,000	105,945
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa2	235,000	248,935
Wadsworth City School District, G.O. Bond, AGC	5.000%	12/1/2037	AA2	180,000	186,710
Warren, Limited Tax, G.O. Bond, AGM	3.250%	12/1/2032	A1	285,000	251,367
West Chester Township, Public Impt., G.O. Bond, NATL	4.000%	12/1/2013	Aaa	100,000	101,596

The accompanying notes are an integral part of the financial statements.

6

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Wood County, G.O. Bond	5.400%	12/1/2013	Aa2	$5,000	$5,018

TOTAL MUNICIPAL BONDS
(Identified Cost $35,048,835)					35,281,505

SHORT-TERM INVESTMENT - 7.4%

Dreyfus AMT - Free Municipal Reserves - Class R
(Identified Cost $2,869,973)				2,869,973	2,869,973

TOTAL INVESTMENTS - 98.4%
(Identified Cost $37,918,808)					38,151,478
OTHER ASSETS, LESS LIABILITIES - 1.6%					631,795

NET ASSETS - 100%					$38,783,273

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2013, there is no rating available (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: AGM - 19.5%; NATL - 10.9%.

The accompanying notes are an integral part of the financial statements.

7

Ohio Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments (identified cost $37,918,808) (Note 2)	$38,151,478
Receivable for securities sold	1,037,929
Interest receivable	211,695
Receivable for fund shares sold	16,969
Prepaid expenses	113

TOTAL ASSETS	39,418,184

LIABILITIES:

Accrued management fees (Note 3)	16,036
Accrued fund accounting and administration fees (Note 3)	6,670
Accrued transfer agent fees (Note 3)	446
Accrued Chief Compliance Officer service fees (Note 3)	340
Payable for securities purchased	588,225
Other payables and accrued expenses	23,194

TOTAL LIABILITIES	634,911

TOTAL NET ASSETS	$38,783,273

NET ASSETS CONSIST OF:

Capital stock	$36,369
Additional paid-in-capital	38,150,882
Undistributed net investment income	76,799
Accumulated net realized gain on investments	286,553
Net unrealized appreciation on investments	232,670

TOTAL NET ASSETS	$38,783,273

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($38,783,273/3,636,943 shares)	$10.66

The accompanying notes are an integral part of the financial statements.

8

Ohio Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Interest	$432,120
Dividends	2

Total Investment Income	432,122

EXPENSES:

Management fees (Note 3)	97,094
Fund accounting and administration fees (Note 3)	24,255
Transfer agent fees (Note 3)	1,234
Chief Compliance Officer service fees (Note 3)	1,117
Directors’ fees (Note 3)	453
Audit fees	14,674
Custodian fees	991
Miscellaneous	11,796

Total Expenses	151,614

NET INVESTMENT INCOME	280,508

UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	286,375
Net change in unrealized appreciation (depreciation) on investments	(1,323,603)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,037,228)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(756,720)

The accompanying notes are an integral part of the financial statements.

9

Ohio Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$280,508	$560,640
Net realized gain on investments	286,375	6,693
Net change in unrealized appreciation (depreciation) on investments	(1,323,603)	605,489

Net increase (decrease) from operations	(756,720)	1,172,822

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(216,838)	(605,183)
From net realized gain on investments	—	(5,319)

Total distributions to shareholders	(216,838)	(610,502)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	1,007,878	510,706

Net increase in net assets	34,320	1,073,026

NET ASSETS:

Beginning of period	38,748,953	37,675,927

End of period (including undistributed net investment income of $76,799 and $13,129, respectively)	$38,783,273	$38,748,953

The accompanying notes are an integral part of the financial statements.

10

Ohio Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEARS ENDED
		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.93	$10.77	$10.30	$10.62	$9.82	$10.43

Income (loss) from investment operations:
Net investment income	0.08 [1]	0.16 [1]	0.26 [1]	0.35 [1]	0.36 [1]	0.38
Net realized and unrealized gain (loss) on investments	(0.29)	0.17	0.62	(0.33)	0.91	(0.57)

Total from investment operations	(0.21)	0.33	0.88	0.02	1.27	(0.19)

Less distributions to shareholders:
From net investment income	(0.06)	(0.17)	(0.25)	(0.34)	(0.37)	(0.36)
From net realized gain on investments	—	— [2]	(0.16)	—	(0.10)	(0.06)

Total distributions to shareholders	(0.06)	(0.17)	(0.41)	(0.34)	(0.47)	(0.42)

Net asset value - End of period	$10.66	$10.93	$10.77	$10.30	$10.62	$9.82

Net assets - End of period (000’s omitted)	$38,783	$38,749	$37,676	$34,370	$24,875	$20,844

Total return[3]	(1.93%)	3.09%	8.65%	0.14%	13.09%	(1.74%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.78%[4]	0.76%	0.80%	0.85%	0.85%	0.85%
Net investment income	1.44%[4]	1.45%	2.41%	3.25%	3.39%	3.58%
Portfolio turnover	11%	9%	60%	0%[5]	11%	15%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[6]	0.03%	0.01%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 1%.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Ohio Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Ohio Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 100 million have been designated as Ohio Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$35,281,505	$—	$35,281,505	$—
Mutual fund	2,869,973	2,869,973	—	—

Total assets	$38,151,478	$2,869,973	$35,281,505	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or June 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2009 through December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

13

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2014, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2013. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

14

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $4,125,759 and $4,521,994 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Ohio Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE YEAR ENDED 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	209,107	$2,281,815	391,877	$4,283,787
Reinvested	19,567	211,605	54,363	592,114
Repurchased	(136,244)	(1,485,542)	(399,797)	(4,365,195)

Total	92,430	$1,007,878	46,443	$510,706

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2013.

7.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2012 was as follows:

Ordinary income	$5,319
Tax exempt income	605,183

15

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2013, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$37,918,808
Unrealized appreciation	574,852
Unrealized depreciation	(342,182)

Net unrealized appreciation	$232,670

16

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17

Ohio Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNOTE-6/13-SAR

DIVERSIFIED TAX EXEMPT SERIES
www.manning-napier.com

Diversified Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD* 1/1/13-6/30/13
Actual	$1,000.00	$ 983.20	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$2.86

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Diversified Tax Exempt Series

Portfolio Composition as of June 30, 2013

(unaudited)

Credit Quality Ratings[2,3]
Aaa	16.9%
Aa	55.3%
A	18.9%
Baa	2.0%
Unrated investments	0.5%
Cash, short-term investment, and other assets, less liabilities	6.4%
2 As a percentage of net assets.
[3] Based on ratings from Moody’s, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series’ investment policies.

Top Ten States[4]
Texas	7.2%
Washington	6.5%
Georgia	6.1%
Florida	6.0%
Tennessee	5.4%
Nebraska	4.9%
South Carolina	4.8%
Virginia	4.6%
Indiana	4.4%
North Carolina	4.4%
4 As a percentage of total investments.

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS - 93.6%

ALABAMA - 0.2%

Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	WR2	$665,000	$665,173

ALASKA - 0.2%

Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	Aa2	500,000	581,250

ARIZONA - 2.1%

Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	A3	1,400,000	1,631,574
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bond	4.000%	1/1/2018	Aa1	1,000,000	1,109,510
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1	400,000	478,264
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	1/1/2035	Aa1	1,700,000	1,794,622
Tucson Water Systems, Revenue Bond, NATL	4.000%	7/1/2016	Aa2	1,000,000	1,086,680
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA3	460,000	537,045

					6,637,695

ARKANSAS - 1.0%

Arkansas State, G.O. Bond	4.000%	8/1/2014	Aa1	2,340,000	2,436,291
El Dorado Water & Sewer Revenue, Water Utility Impt., Revenue Bond	3.000%	10/1/2030	A1	870,000	756,726

					3,193,017

COLORADO - 3.0%

Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1	1,500,000	1,796,595
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2	2,435,000	2,869,745
Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, AGM	4.375%	8/1/2035	Aa2	1,420,000	1,421,221
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2	1,500,000	1,695,990
Platte River Power Authority, Series GG, Revenue Bond, AGM	5.000%	6/1/2018	Aa2	1,210,000	1,404,048

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

COLORADO (continued)

Southlands Metropolitan District No. 1, Water Utility Impt., Prerefunded Balance, G.O. Bond	7.125%	12/1/2034	AA3	$500,000	$548,210

					9,735,809

CONNECTICUT - 0.1%

Connecticut Municipal Electric Energy Cooperative, Series A, Revenue Bond	4.000%	1/1/2017	Aa3	420,000	459,526

DELAWARE - 1.3%

Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2014	Aaa	1,000,000	1,032,480
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2015	Aaa	1,710,000	1,840,199
New Castle County, Public Impt., Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,361,292

					4,233,971

DISTRICT OF COLUMBIA - 1.2%

District of Columbia Water & Sewer Authority, Water Utility Impt., Revenue Bond, AGM	6.000%	10/1/2014	Aa2	1,500,000	1,606,800
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2017	Aa2	2,000,000	2,172,460

					3,779,260

FLORIDA - 6.0%

Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,805,000	1,887,109
Daytona Beach Utility System, Revenue Bond, AGM	5.000%	11/1/2019	A2	1,010,000	1,173,893
Florida State Department of Transportation, Series B, G.O. Bond	6.375%	7/1/2014	Aa1	1,000,000	1,061,640
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,832,478
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2015	Aa3	1,000,000	1,093,680
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,752,375
JEA Electric System, Series C, Revenue Bond	3.000%	10/1/2017	Aa3	1,085,000	1,155,004
Miami-Dade County, Water & Sewer System, Series C, Revenue Bond, BHAC	5.000%	10/1/2015	Aa1	700,000	766,318
Orlando Utilities Commission, Prerefunded Balance, Revenue Bond	5.250%	10/1/2014	Aa2	650,000	690,547
Orlando Utilities Commission, Revenue Bond	5.000%	10/1/2019	Aa2	740,000	823,250
Orlando Utilities Commission, Series A, Revenue Bond	4.000%	10/1/2017	Aa2	400,000	445,340
Orlando Utilities Commission, Series B, Revenue Bond	5.000%	10/1/2018	Aa2	1,175,000	1,375,197

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

FLORIDA (continued)

Orlando Utilities Commission, Series C, Revenue Bond	5.000%	10/1/2016	Aa2	$1,000,000	$1,129,620
Palm Beach County, FPL Reclaimed Water Project, Revenue Bond	5.000%	10/1/2040	Aaa	1,020,000	1,086,963
Panama City Beach, Water Utility Impt., Revenue Bond, AGC	5.000%	6/1/2039	AA3	1,000,000	1,038,890
Tampa Bay Water Utility System, Revenue Bond	5.000%	10/1/2038	Aa2	1,000,000	1,056,230
Tampa, Baycare Health System, Revenue Bond	5.000%	11/15/2018	Aa2	500,000	574,910
Winter Park, Water Utility Impt., Revenue Bond	5.000%	12/1/2034	Aa2	250,000	260,865

					19,204,309

GEORGIA - 6.1%

Atlanta, Water & Wastewater, Revenue Bond, AGM	5.000%	11/1/2043	A1	1,500,000	1,513,980
Augusta Water & Sewer, Revenue Bond, AGM	5.000%	10/1/2016	Aa3	1,050,000	1,184,295
Augusta Water & Sewer, Water Utility Impt., Revenue Bond	4.000%	10/1/2028	A1	1,000,000	1,001,490
Catoosa County School District, School Impt., G.O. Bond	4.000%	8/1/2014	AA3	1,000,000	1,041,130
Cobb County, Water Utility Impt., Revenue Bond	4.250%	7/1/2028	Aaa	1,000,000	1,069,960
Dekalb County, Water & Sewer, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	1,585,000	1,841,152
DeKalb County, Water & Sewer, Series A, Revenue Bond	5.000%	10/1/2035	Aa2	1,000,000	1,007,910
Fulton County Water & Sewer, Revenue Bond	5.000%	1/1/2017	Aa3	1,000,000	1,132,010
Fulton County Water & Sewer, Revenue Bond	5.000%	1/1/2019	Aa3	1,200,000	1,398,456
Fulton County, Water Utility Impt., Prerefunded Balance, Revenue Bond, FGRNA	5.000%	1/1/2035	Aa3	1,000,000	1,024,010
Georgia State, Public Impt., Series D, G.O. Bond	5.000%	7/1/2013	Aaa	1,100,000	1,100,440
Gwinnett County Water & Sewerage Authority, Water Utility Impt., Series A, Revenue Bond	4.000%	8/1/2028	Aaa	1,000,000	1,032,180
Madison, Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	WR2	1,000,000	1,092,440
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	1,500,000	1,751,370
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	500,000	583,790
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1	485,000	564,637
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1	1,000,000	1,178,170

					19,517,420

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

HAWAII - 1.6%

Hawaii State, Series DB, G.O. Bond, NATL	5.250%	9/1/2013	Aa2	$875,000	$882,709
Hawaii State, Series DG, G.O. Bond, AMBAC	5.000%	7/1/2014	Aa2	500,000	524,060
Hawaii State, Series DT, G.O. Bond	5.000%	11/1/2014	Aa2	550,000	584,733
Honolulu County, Sewer Impt., Series A, Revenue Bond, FGRNA	5.000%	7/1/2035	Aa2	500,000	525,850
Honolulu County, Sewer Impt., Series B, Revenue Bond	5.000%	7/1/2020	Aa2	820,000	977,473
Honolulu County, Sewer Impt., Series B, Revenue Bond	3.000%	7/1/2024	Aa2	1,000,000	983,850
Honolulu County, Water Utility Impt., Prerefunded Balance, G.O. Bond, FGIC	6.000%	12/1/2014	Aa1	750,000	809,993

					5,288,668

ILLINOIS - 0.3%

Springfield, Electric Light & Power Impt., Revenue Bond, NATL	5.000%	3/1/2035	A3	1,000,000	1,000,430

INDIANA - 4.3%

Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A3	1,450,000	1,579,891
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	A3	1,015,000	1,028,012
Fort Wayne Sewage Works, Sewer Impt., Series B, Revenue Bond	2.000%	8/1/2022	Aa3	1,125,000	1,025,921
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3	745,000	714,656
Indiana Finance Authority, Beacon Health System, Series A, Revenue Bond	5.000%	8/15/2017	AA3	500,000	569,055
Indiana Municipal Power Agency, Series A, Revenue Bond, NATL	5.000%	1/1/2042	A1	1,000,000	1,015,270
Indiana Transportation Finance Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, FGIC	5.250%	6/1/2026	Aa1	1,380,000	1,443,176
Indianapolis Local Public Impt. Bond Bank, Waterworks Project, Series A, Revenue Bond, AGC	5.500%	1/1/2038	A2	1,000,000	1,066,370
Lafayette, Sewage Works, Revenue Bond	4.000%	7/1/2017	AA3	500,000	550,410
Lafayette, Sewer Impt., Revenue Bond	3.000%	1/1/2017	AA3	470,000	496,818
Lafayette, Sewer Impt., Revenue Bond	3.000%	7/1/2018	AA3	475,000	503,248
Plainfield Sewage Works, Series A, Revenue Bond	4.650%	1/1/2027	AA3	645,000	669,355

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

INDIANA (continued)

Shelbyville Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa1	$3,000,000	$3,216,390

					13,878,572

IOWA - 2.0%

Cedar Rapids, Series E, G.O. Bond	3.000%	6/1/2014	Aaa	1,000,000	1,025,030
Des Moines Waterworks Board, Series B, Revenue Bond	3.000%	12/1/2025	Aa1	1,000,000	980,950
Dubuque, Series D, Revenue Bond	4.000%	6/1/2030	Aa3	470,000	466,560
Linn-Mar Community School District, School Impt., Revenue Bond	4.625%	7/1/2029	A2	1,000,000	1,068,730
Polk County, Public Impt., Series C, G.O. Bond	4.000%	6/1/2017	Aaa	995,000	1,027,566
Sioux City, Public Impt., Series A, G.O. Bond	2.000%	6/1/2014	Aa1	940,000	954,777
West Des Moines, Series B, G.O. Bond	2.000%	6/1/2014	AAA[3]	1,000,000	1,016,660

					6,540,273

KANSAS - 0.7%

Johnson County Water District No. 1, Revenue Bond	3.250%	12/1/2030	Aaa	1,000,000	911,220
Kansas Development Finance Authority, Series D, Revenue Bond	5.000%	11/15/2020	Aa3	500,000	568,350
Topeka Combined Utility Revenue, Series A, Revenue Bond	4.000%	8/1/2019	Aa3	845,000	936,015

					2,415,585

LOUISIANA - 0.6%

Caddo Parish Parishwide School District, Prerefunded Balance, G.O. Bond, NATL	4.350%	3/1/2026	Aa2	660,000	702,636
Caddo Parish Parishwide School District, Prerefunded Balance, G.O. Bond, NATL	4.375%	3/1/2027	Aa2	1,090,000	1,160,872

					1,863,508

MAINE - 0.5%

Falmouth, School Impt., G.O. Bond	2.000%	11/15/2014	Aa1	1,000,000	1,022,180
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2	570,000	632,706

					1,654,886

MARYLAND - 1.6%

Frederick County, Series C, G.O. Bond	4.000%	12/1/2014	Aa1	1,410,000	1,484,392

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

MARYLAND (continued)

Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2	$500,000	$570,540
Maryland State, Public Impt., Prerefunded Balance, Second Series, G.O. Bond	5.000%	8/1/2015	Aaa	1,000,000	1,004,350
Maryland State, Public Impt., Second Series, G.O. Bond	5.000%	7/15/2014	Aaa	1,000,000	1,050,120
Prince George’s County, Public Impt., Series A, G.O. Bond	4.000%	9/15/2014	Aaa	550,000	575,097
Prince George’s County, School Impt., G.O. Bond	5.500%	10/1/2013	Aaa	400,000	405,492

					5,089,991

MASSACHUSETTS - 3.7%

Boston Water & Sewer Commission, Series A, Revenue Bond	5.000%	11/1/2031	Aa1	1,000,000	1,095,320
Boston, Public Impt., Series A, G.O. Bond	5.000%	1/1/2015	Aaa	500,000	534,315
Commonwealth of Massachusetts, Prerefunded Balance, Series D, G.O. Bond, AGM	5.000%	12/1/2023	Aa1	1,000,000	1,066,980
Commonwealth of Massachusetts, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AGM	5.000%	3/1/2021	Aa1	500,000	537,715
Commonwealth of Massachusetts, Public Impt., Series C, G.O. Bond	5.000%	9/1/2013	Aa1	1,790,000	1,805,018
Commonwealth of Massachusetts, Public Impt., Series D, G.O. Bond, NATL	6.000%	11/1/2013	Aa1	520,000	530,260
Commonwealth of Massachusetts, Series B, G.O. Bond	4.000%	7/1/2013	Aa1	590,000	590,189
Commonwealth of Massachusetts, Series B, G.O. Bond	3.000%	7/1/2013	Aa1	500,000	500,115
Commonwealth of Massachusetts, Series D, G.O. Bond	5.250%	10/1/2014	Aa1	1,000,000	1,061,920
Hanover, Public Impt., G.O. Bond	3.000%	5/15/2015	Aa2	910,000	950,486
Massachusetts Health & Educational Facilities Authority, Series G, Revenue Bond	5.000%	7/1/2018	Aa2	600,000	673,938
Massachusetts Municipal Wholesale Electric Co., Series A, Revenue Bond	5.000%	7/1/2015	A3	500,000	541,760
Massachusetts Water Resources Authority, Series A, Revenue Bond, AGM	4.375%	8/1/2032	Aa1	2,000,000	2,038,880

					11,926,896

MINNESOTA - 1.3%

Hennepin County, Series B, G.O. Bond	4.000%	12/1/2014	Aaa	1,000,000	1,052,910
Minnesota State, Public Impt., Prerefunded Balance, G.O. Bond	5.000%	8/1/2013	Aa1	2,000,000	2,008,620

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

MINNESOTA (continued)

Minnesota State, Series C, G.O. Bond	5.000%	8/1/2014	Aa1	$1,000,000	$1,052,050
Western Minnesota Municipal Power Agency, Prerefunded Balance, Revenue Bond	6.625%	1/1/2016	Aaa	95,000	103,651

					4,217,231

MISSOURI - 3.6%

Columbia, Electric Light & Power Impt., Series A, Revenue Bond	5.000%	10/1/2013	AA3	1,000,000	1,012,200
Columbia, Water Utility Impt., Series A, Revenue Bond	4.125%	10/1/2033	AA3	995,000	1,017,606
Kansas City, Sanitary Sewer System, Revenue Bond	4.000%	1/1/2017	Aa2	2,155,000	2,366,362
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	2.000%	1/1/2018	Aa2	2,425,000	2,477,671
Metropolitan St. Louis Sewer District, Series B, Revenue Bond	5.000%	5/1/2033	Aa1	940,000	1,031,396
Missouri Joint Municipal Electric Utility Commission, Series A, Revenue Bond, AMBAC	5.000%	1/1/2021	A3	1,535,000	1,695,760
Missouri State, Series A, G.O. Bond	5.000%	10/1/2014	Aaa	830,000	879,493
Springfield, Electric Light & Power Impt., Revenue Bond, FGRNA	4.750%	8/1/2031	Aa3	1,015,000	1,055,093

					11,535,581

NEBRASKA - 4.9%

Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA3	2,000,000	2,381,100
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A2	630,000	724,254
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1	500,000	580,415
Nebraska Public Power District, Series B, Revenue Bond	3.000%	1/1/2016	A1	905,000	951,110
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2019	A1	600,000	681,390
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1	1,000,000	1,164,970
Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2018	A1	2,160,000	2,484,302
Omaha Metropolitan Utilities District, Series A, Revenue Bond, AGM	4.375%	12/1/2031	A1	2,640,000	2,649,504
Omaha Public Power District, Series AA, Revenue Bond, FGRNA	4.500%	2/1/2034	Aa2	1,950,000	1,950,527
Omaha Public Power District, Series B, Revenue Bond	3.000%	2/1/2018	Aa1	600,000	639,660

The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEBRASKA (continued)

Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa1	$1,265,000	$1,483,288

					15,690,520

NEW HAMPSHIRE - 1.4%

New Hampshire State, Public Impt., Series B, G.O. Bond	5.000%	2/1/2015	Aa1	2,000,000	2,143,420
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2014	Aa1	1,500,000	1,591,485
Portsmouth, Public Impt., G.O. Bond	2.500%	5/15/2015	Aa1	820,000	847,306

					4,582,211

NEW JERSEY - 0.1%

New Jersey Health Care Facilities Financing Authority, Kennedy Health System, Revenue Bond	2.000%	7/1/2018	A3	455,000	454,468

NEW MEXICO - 0.3%

Santa Fe County, Public Impt., G.O. Bond	2.500%	7/1/2013	Aaa	915,000	915,174

NEW YORK - 1.6%

New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1	2,590,000	2,918,982
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3	420,000	467,128
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	1,000,000	1,005,090
New York State Thruway Authority, Highway Impt., Series H, Revenue Bond, NATL	5.000%	1/1/2017	A1	600,000	675,456

					5,066,656

NORTH CAROLINA - 4.3%

Charlotte, G.O. Bond	5.000%	8/1/2014	Aaa	750,000	789,037
Charlotte, Water & Sewer, Revenue Bond	5.000%	12/1/2020	Aaa	1,400,000	1,691,018
Charlotte, Water & Sewer, Revenue Bond	5.000%	7/1/2038	Aaa	1,000,000	1,063,690
Charlotte, Water & Sewer, Series B, Revenue Bond	4.625%	7/1/2039	Aaa	1,000,000	1,043,460
Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	5.000%	1/15/2017	Aa3	415,000	467,236
Concord, Utilities Systems, Revenue Bond, AGC	4.000%	12/1/2017	Aa2	880,000	981,605
Forsyth County, G.O. Bond	3.000%	3/1/2015	Aaa	1,000,000	1,042,450
Gaston County, School Impt., G.O. Bond, AGM	5.000%	4/1/2014	Aa2	1,000,000	1,035,880

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NORTH CAROLINA (continued)

North Carolina Eastern Municipal Power Agency, Series A, Revenue Bond , AGC	5.250%	1/1/2019	A3	$1,265,000	$1,444,326
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA3	580,000	666,443
North Carolina Municipal Power Agency No. 1 Catawba, Series A, Revenue Bond	5.000%	1/1/2030	A2	1,000,000	1,060,660
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.250%	1/1/2017	A2	1,000,000	1,132,830
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2	400,000	463,104
Wake County, School Impt., G.O. Bond	5.000%	3/1/2015	Aaa	890,000	957,453

					13,839,192

NORTH DAKOTA - 0.2%

Fargo, Health System, Revenue Bond	5.500%	11/1/2016	A1	450,000	510,381

OHIO - 0.2%

American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond	5.250%	2/15/2023	A1	450,000	499,671

OKLAHOMA - 0.9%

Oklahoma City Water Utilities Trust, Series B, Revenue Bond	3.000%	7/1/2013	Aa1	500,000	500,115
Oklahoma Development Finance Authority, Series C, Revenue Bond	5.000%	8/15/2018	Aa3	500,000	571,615
Tulsa, Public Impt., G.O. Bond	4.000%	12/1/2013	Aa1	1,700,000	1,727,064

					2,798,794

OREGON - 1.3%

Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA3	440,000	504,090
Portland Sewer System, Series A, Revenue Bond	5.000%	6/15/2018	Aa2	585,000	680,244
Portland, Water Utility Impt., Series A, Revenue Bond	5.000%	5/1/2034	Aaa	1,000,000	1,084,200
Portland, Water Utility Impt., Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1	550,000	613,800
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa2	1,015,000	1,208,459

					4,090,793

The accompanying notes are an integral part of the financial statements.

11

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

PENNSYLVANIA - 2.3%

Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Revenue Bond	5.000%	5/15/2018	Aa3	$500,000	$572,055
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA3	600,000	695,418
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA3	1,000,000	1,180,390
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	A3	20,000	23,343
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2018	A1	1,370,000	1,580,679
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2022	A1	1,115,000	1,276,653
Philadelphia, Water & Wastewater, Series C, Revenue Bond, AGM	5.000%	8/1/2017	A1	1,000,000	1,143,060
Plum Boro School District, Prerefunded Balance, Series A, G.O. Bond, FGRNA	4.500%	9/15/2030	A3	855,000	862,686

					7,334,284

RHODE ISLAND - 0.6%

Narragansett Bay Commission, Sewer Impt., Series A, Revenue Bond, NATL	5.000%	8/1/2035	Baa1	1,000,000	1,042,320
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa1	1,000,000	1,000,700

					2,043,020

SOUTH CAROLINA - 4.8%

Anderson, Water & Sewer Revenue Bond, AGM	5.000%	7/1/2026	Aa3	1,715,000	1,924,985
Charleston, Water Utility & Capital Impt., Revenue Bond	5.000%	1/1/2022	Aa1	530,000	626,158
South Carolina Public Service Authority, Series C, Revenue Bond	5.000%	12/1/2020	Aa3	1,000,000	1,186,610
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond, AMBAC	4.250%	1/1/2017	Aa3	1,550,000	1,715,881
South Carolina State Public Service Authority, Public Impt., Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	1/1/2017	Aa3	1,000,000	1,024,010
South Carolina State Public Service Authority, Series A, Revenue Bond	4.000%	12/1/2017	Aa3	1,860,000	2,076,448
South Carolina State Public Service Authority, Series B, Revenue Bond, NATL	5.000%	1/1/2019	Aa3	1,000,000	1,165,380

The accompanying notes are an integral part of the financial statements.

12

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

SOUTH CAROLINA (continued)

South Carolina Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	A1	$2,000,000	$2,009,560
South Carolina, State Institutional - South Carolina State University, Series B, G.O. Bond	5.250%	4/1/2014	Aaa	1,000,000	1,038,210
Spartanburg Sanitation Sewer District, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	3/1/2032	A1	1,500,000	1,546,980
Sumter, Water Utility Impt., Revenue Bond, XLCA	4.500%	12/1/2032	A1	1,000,000	1,002,360

					15,316,582

SOUTH DAKOTA - 0.1%

Rapid City, Water Utility Impt., Revenue Bond	5.250%	11/1/2039	Aa3	450,000	479,651

TENNESSEE - 5.3%

Clarksville City Water, Sewer and Gas, Revenue Bond	5.000%	2/1/2019	Aa3	2,740,000	3,181,387
Franklin, Water & Sewer, G.O. Bond	5.000%	4/1/2014	Aaa	1,000,000	1,036,230
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2018	Aa2	410,000	457,256
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2019	Aa2	660,000	743,325
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2	685,000	772,461
Memphis, G.O. Bond, AGC	4.000%	4/1/2014	Aa2	2,000,000	2,057,400
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond	5.000%	7/1/2016	Aa3	750,000	838,447
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	4.000%	1/1/2018	Aa2	445,000	493,732
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2	665,000	786,329
Metropolitan Government of Nashville & Davidson County, Series B, G.O. Bond	5.000%	1/1/2014	Aa1	1,000,000	1,024,530
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bond	5.000%	5/15/2016	AA3	400,000	446,140
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bond, BHAC	5.500%	5/15/2017	Aa1	1,000,000	1,164,100
Montgomery County, G.O. Bond	4.000%	4/1/2015	AA3	1,000,000	1,058,920
Montgomery County, School Impt., G.O. Bond	2.000%	4/1/2014	AA3	500,000	506,300
Rutherford County, G.O. Bond	5.000%	4/1/2014	Aa1	500,000	517,785
Tennessee State, Series C, G.O. Bond	5.250%	9/1/2013	Aaa	1,500,000	1,513,245
Williamson County, Series A, G.O. Bond	3.000%	3/1/2015	Aaa	550,000	573,161

					17,170,748

The accompanying notes are an integral part of the financial statements.

13

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

TEXAS - 7.1%

Alvin Independent School District, Prerefunded Balance, Series A, G.O. Bond	5.000%	2/15/2022	Aaa	$500,000	$514,890
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	A1	1,600,000	1,881,008
Austin Electric Utility, Revenue Bond, AGM	5.000%	11/15/2018	A1	500,000	565,100
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.500%	11/15/2016	A1	1,000,000	1,144,670
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.000%	11/15/2016	A1	600,000	676,878
Collin County, Public Impt., G.O. Bond	2.000%	2/15/2014	Aaa	545,000	550,891
Fort Worth, Water & Sewer, Revenue Bond	5.000%	2/15/2020	Aa1	550,000	651,937
Fort Worth, Water Utility Impt., Series C, Revenue Bond	5.000%	2/15/2014	Aa1	1,595,000	1,642,754
Frisco, Public Impt., G.O. Bond, AGM	5.000%	2/15/2015	Aa1	520,000	557,487
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1	500,000	548,505
Harris County Flood Control District, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.250%	10/1/2018	Aaa	600,000	637,032
Houston, Public Impt., Series A, G.O. Bond	5.000%	3/1/2015	AA3	1,000,000	1,074,800
Houston, Utility System, Series D, Revenue Bond	4.000%	11/15/2017	AA3	525,000	585,197
Irving, Water Utility Impt., Revenue Bond	4.000%	8/15/2018	Aa1	1,110,000	1,240,381
Lower Colorado River Authority, Series B, Revenue Bond	4.000%	5/15/2018	A1	1,250,000	1,375,400
North East Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.000%	8/1/2022	AAA[3]	550,000	578,193
North Texas Municipal Water District, Revenue Bond	5.250%	9/1/2020	Aa2	2,000,000	2,433,340
San Antonio, Water System, Revenue Bond, FGRNA	4.375%	5/15/2029	Aa1	1,400,000	1,432,298
San Marcos Consolidated Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.625%	8/1/2026	Aaa	475,000	502,417
Tarrant Regional Water District, Revenue Bond	5.000%	3/1/2017	AAA[3]	900,000	1,024,407
Texas Water Development Board, Series B, Prerefunded Balance, Revenue Bond	5.625%	7/15/2014	AAA[3]	2,000,000	2,111,880
University of Texas, Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa	1,000,000	1,066,870

					22,796,335

UTAH - 2.7%

Intermountain Power Agency, Series A, Revenue Bond	5.000%	7/1/2020	A1	2,000,000	2,279,420
Mountain Regional Water Special Service District, Prerefunded Balance, Revenue Bond, NATL	5.000%	12/15/2030	Baa1	1,240,000	1,266,908

The accompanying notes are an integral part of the financial statements.

14

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

UTAH (continued)

North Davis County Sewer District, Sewer Impt., Series B, Revenue Bond	2.000%	3/1/2023	AA3	$1,030,000	$929,204
North Davis County Sewer District, Sewer Impt., Series B, Revenue Bond	2.125%	3/1/2025	AA3	500,000	428,400
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa	1,100,000	1,139,270
Salt Lake City, Water Utility Impt., Revenue Bond	3.250%	2/1/2015	Aa1	400,000	416,884
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2014	Aaa	400,000	421,824
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa	460,000	482,278
Utah State, Highway Impt., Series A, G.O. Bond	3.000%	7/1/2015	Aaa	500,000	525,155
Utah State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2013	Aaa	450,000	450,144
Utah State, Series A, G.O. Bond	5.000%	7/1/2014	Aaa	415,000	435,098

					8,774,585

VIRGINIA - 4.5%

Arlington County, Public Impt., Series B, G.O. Bond	4.000%	8/15/2014	Aaa	1,000,000	1,042,890
Chesterfield County, Public Impt., G.O. Bond	3.500%	1/1/2015	Aaa	1,000,000	1,046,260
Commonwealth of Virginia, School Impt., Series A, G.O. Bond	5.000%	6/1/2014	Aaa	2,450,000	2,558,633
Fairfax County Water Authority, Revenue Bond	5.000%	4/1/2024	Aaa	1,000,000	1,179,790
Fairfax County Water Authority, Series B, Revenue Bond	4.000%	4/1/2032	Aaa	1,000,000	1,014,160
Fairfax County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	4.000%	4/1/2017	Aaa	2,000,000	2,123,120
Fairfax County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2014	Aaa	400,000	414,540
Norfolk, Water Revenue, Revenue Bond	5.000%	11/1/2016	Aa2	1,075,000	1,217,717
Norfolk, Water Utility Impt., Revenue Bond	3.750%	11/1/2040	Aa2	1,000,000	906,870
Prince William County, Public Impt., Series A, G.O. Bond	3.000%	8/1/2014	Aaa	1,060,000	1,092,192
Richmond, Public Impt., Series B, G.O. Bond, AGM	5.000%	7/15/2014	Aa2	670,000	703,433
Rivanna Water & Sewer Authority, Water Utility Impt., Series B, Revenue Bond	4.000%	10/1/2023	Aa2	755,000	828,416
Upper Occoquan Sewage Authority, Series B, Revenue Bond	4.500%	7/1/2038	Aa1	470,000	481,773

					14,609,794

WASHINGTON - 6.4%

Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3	400,000	459,144
Everett, Water & Sewer, Revenue Bond	5.000%	12/1/2018	AA3	1,730,000	2,026,020
Everett, Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA3	1,330,000	1,584,203
King County School District No. 411 Issaquah, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aaa	2,420,000	2,589,957

The accompanying notes are an integral part of the financial statements.

15

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

WASHINGTON (continued)

King County, Sewer Impt., Revenue Bond	5.000%	1/1/2038	Aa2	$2,155,000	$2,300,678
Pierce County, Sewer Impt., Revenue Bond	3.250%	8/1/2032	Aa3	1,000,000	859,140
Pierce County, Sewer Impt., Revenue Bond	4.000%	8/1/2037	Aa3	1,700,000	1,628,821
Seattle Municipal Light & Power, Series B, Revenue Bond	4.000%	2/1/2016	Aa2	550,000	593,989
Seattle Municipal Light & Power, Series B, Revenue Bond	5.000%	2/1/2017	Aa2	1,585,000	1,796,423
Seattle, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1	2,000,000	2,379,460
Snohomish County Public Utility District No. 1, Revenue Bond	5.000%	12/1/2016	Aa3	740,000	841,151
Tacoma, Sewer Impt., Revenue Bond, FGRNA	5.125%	12/1/2036	Aa2	1,275,000	1,336,544
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2	1,000,000	1,117,820
Washington Health Care Facilities Authority, Multicare Health System, Series A, Revenue Bond, AGC	4.000%	8/15/2016	A1	525,000	567,126
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa2	475,000	547,314

					20,627,790

WISCONSIN - 3.0%

Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	A3	1,500,000	1,545,045
Madison, Water Utility Impt., Series A, Revenue Bond	4.250%	1/1/2030	Aa1	1,000,000	1,015,340
Milwaukee Sewer System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2	470,000	549,430
Northland Pines School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	4/1/2018	Aa3	850,000	881,909
Wilmot Union High School District, Prerefunded Balance, G.O. Bond, AGM	5.500%	3/1/2019	Aa2	500,000	517,620
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Revenue Bond	4.000%	4/1/2017	AA3	565,000	614,211
Wisconsin Health & Educational Facilities Authority, Revenue Bond	3.000%	8/15/2019	A1	510,000	529,416
Wisconsin Health & Educational Facilities Authority, Series A, Revenue Bond	5.000%	11/15/2018	Aa2	600,000	692,874
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.000%	7/1/2016	A1	515,000	573,622
Wisconsin Public Power, Inc., Series A, Revenue Bond, AMBAC	5.000%	7/1/2035	A1	870,000	919,547
Wisconsin State, Public Impt., Prerefunded Balance, Series E, G.O. Bond, FGIC	5.000%	5/1/2019	Aa2	1,000,000	1,083,030

The accompanying notes are an integral part of the financial statements.

16

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

WISCONSIN (continued)

WPPI Energy, Series A, Revenue Bond	4.000%	7/1/2017	A1	$750,000	$827,153

					9,749,197

WYOMING - 0.2%

Wyoming Municipal Power Agency, Inc., Series A, Revenue Bond	5.375%	1/1/2042	A2	710,000	764,947

TOTAL MUNICIPAL BONDS
(Identified Cost $302,816,538)					301,533,844

SHORT-TERM INVESTMENT - 5.1%

Dreyfus AMT - Free Municipal Reserves - Class R
(Identified Cost $16,258,140)				16,258,140	16,258,140

TOTAL INVESTMENTS - 98.7%
(Identified Cost $319,074,678)					317,791,984
OTHER ASSETS, LESS LIABILITIES - 1.3%					4,255,945

NET ASSETS - 100%					$322,047,929

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BHAC (Berkshire Hathaway Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit rating has been withdrawn. As of June 30, 2013, there is no rating available (unaudited).

3Credit ratings from S&P (unaudited).

The accompanying notes are an integral part of the financial statements.

17

Diversified Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $319,074,678) (Note 2)	$317,791,984
Interest receivable	3,881,703
Receivable for fund shares sold	1,834,803
Prepaid expenses	834

TOTAL ASSETS	323,509,324

LIABILITIES:

Accrued management fees (Note 3)	133,998
Accrued fund accounting and administration fees (Note 3)	18,413
Accrued transfer agent fees (Note 3)	758
Accrued Chief Compliance Officer service fees (Note 3)	340
Payable for fund shares repurchased	1,265,803
Other payables and accrued expenses	42,083

TOTAL LIABILITIES	1,461,395

TOTAL NET ASSETS	$322,047,929

NET ASSETS CONSIST OF:

Capital stock	$289,444
Additional paid-in-capital	316,903,757
Undistributed net investment income	582,980
Accumulated net realized gain on investments	5,554,442
Net unrealized depreciation on investments	(1,282,694)

TOTAL NET ASSETS	$322,047,929

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($322,047,929/28,944,417 shares)	$11.13

The accompanying notes are an integral part of the financial statements.

18

Diversified Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Interest	$3,192,640
Dividends	18

Total Investment Income	3,192,658

EXPENSES:

Management fees (Note 3)	803,120
Fund accounting and administration fees (Note 3)	53,688
Directors’ fees (Note 3)	3,802
Transfer agent fees (Note 3)	2,131
Chief Compliance Officer service fees (Note 3)	1,117
Custodian fees	8,400
Miscellaneous	49,859

Total Expenses	922,117

NET INVESTMENT INCOME	2,270,541

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	4,633,868
Net change in unrealized appreciation (depreciation) on investments	(12,670,085)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(8,036,217)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,765,676)

The accompanying notes are an integral part of the financial statements.

19

Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,270,541	$5,631,521
Net realized gain (loss) on investments	4,633,868	1,705,195
Net change in unrealized appreciation (depreciation) on investments	(12,670,085)	2,363,150

Net increase (decrease) from operations	(5,765,676)	9,699,866

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income	(1,996,067)	(5,736,636)
From net realized gain on investments	—	(787,467)

Total distributions to shareholders	(1,996,067)	(6,524,103)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(2,418,668)	22,612,484

Net increase (decrease) in net assets	(10,180,411)	25,788,247

NET ASSETS:

Beginning of period	332,228,340	306,440,093

End of period (including undistributed net investment income of $582,980 and $308,506, respectively)	$322,047,929	$332,228,340

The accompanying notes are an integral part of the financial statements.

20

Diversified Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	6/30/2013 (UNAUDITED)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.39	$11.28	$10.77	$11.17	$10.34	$10.92

Income (loss) from investment operations:
Net investment income	0.08 [1]	0.20 [1]	0.30 [1]	0.40 [1]	0.40 [1]	0.42
Net realized and unrealized gain (loss) on investments	(0.27)	0.14	0.58	(0.35)	0.90	(0.62)

Total from investment operations	(0.19)	0.34	0.88	0.05	1.30	(0.20)

Less distributions to shareholders:
From net investment income	(0.07)	(0.20)	(0.29)	(0.45)	(0.44)	(0.36)
From net realized gain on investments	—	(0.03)	(0.08)	— [2]	(0.03)	(0.02)

Total distributions to shareholders	(0.07)	(0.23)	(0.37)	(0.45)	(0.47)	(0.38)

Net asset value - End of period	$11.13	$11.39	$11.28	$10.77	$11.17	$10.34

Net assets - End of period (000’s omitted)	$322,048	$332,228	$306,440	$276,970	$234,486	$197,736

Total return[3]	(1.68%)	3.01%	8.25%	0.41%	12.75%	(1.79%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.57%[4]	0.57%	0.58%	0.58%	0.60%	0.61%
Net investment income	1.41%[4]	1.71%	2.67%	3.51%	3.65%	3.75%
Portfolio turnover	38%	9%	53%	3%	8%	7%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	N/A	0.00%[5]	0.01%	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

21

Diversified Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$301,533,844	$—	$301,533,844	$—
Mutual fund	16,258,140	16,258,140	—	—

Total assets	$317,791,984	$16,258,140	$301,533,844	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or June 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2009 through December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

23

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2014, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2013. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

24

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $116,001,546 and $119,996,896 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Diversified Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE YEAR ENDED 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,830,313	$32,157,136	5,266,396	$59,994,173
Reinvested	165,482	1,867,815	538,349	6,128,831
Repurchased	(3,210,664)	(36,443,619)	(3,805,220)	(43,510,520)

Total	(214,869)	$(2,418,668)	1,999,525	$22,612,484

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2013.

7.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2012 was as follows:

Ordinary income	$45,983
Tax exempt income	5,736,636
Long-term capital gains	741,484

25

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

7.	Federal Income Tax Information (continued)

At June 30, 2013, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$319,074,678
Unrealized appreciation	3,727,173
Unrealized depreciation	(5,009,867)

Net unrealized appreciation	$(1,282,694)

26

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNDTE-6/30-SAR

NEW YORK TAX EXEMPT SERIES
www.manning-napier.com

New York Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD* 1/1/13-6/30/13
Actual	$1,000.00	$ 979.50	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year.

1

New York Tax Exempt Series

Portfolio Composition as of June 30, 2013

(unaudited)

2

New York Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS - 88.2%

Albany County, Public Impt., G.O. Bond	4.000%	6/1/2026	Aa3	$500,000	$515,820
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2016	AA2	505,000	572,352
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA2	500,000	584,000
Amherst Central School District, G.O. Bond	2.000%	8/1/2014	Aa3	500,000	508,815
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2	300,000	337,194
Bay Shore Union Free School District, G.O. Bond	4.000%	8/15/2014	Aa2	510,000	529,569
Beacon, Public Impt., Series A, G.O. Bond	4.000%	8/15/2014	Aa3	400,000	414,652
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa1	500,000	482,535
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2014	AAA[2]	350,000	356,101
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2015	AAA[2]	275,000	283,195
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2033	AA2	335,000	350,909
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2035	AA2	425,000	443,475
Binghamton, Public Impt., G.O. Bond	4.000%	9/15/2024	A2	505,000	517,645
Briarcliff Manor, Public Impt., Series A, G.O. Bond	2.000%	9/1/2014	Aa2	260,000	264,992
Brookhaven, G.O. Bond, AMBAC	5.000%	6/1/2014	Aa2	200,000	209,062
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1	525,000	570,218
Buffalo, Public Impt., Series A, G.O. Bond	3.000%	4/1/2023	A1	400,000	388,264
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	A1	405,000	404,178
Cayuga County, Public Impt., G.O. Bond, AGM	3.250%	4/1/2026	A1	670,000	671,333
Chautauqua County, Public Impt., G.O. Bond	4.250%	1/15/2027	A2	665,000	688,581
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2	500,000	468,940
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2	250,000	277,843
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2	500,000	554,215
Clarkstown, Public Impt., G.O. Bond	2.000%	10/15/2014	AAA[2]	675,000	689,789
Cleveland Hill Union Free School District, G.O. Bond, AGM	3.750%	6/15/2025	A2	475,000	493,957
Clifton Park Water Authority, Revenue Bond	4.250%	10/1/2029	A2	250,000	258,455
Connetquot Central School District of Islip, G.O. Bond	4.000%	7/15/2014	Aa2	390,000	405,163
Copiague Union Free School District, G.O. Bond	2.000%	5/1/2015	Aa3	500,000	512,650
Cortland County, Public Impt., G.O. Bond, AGM	3.000%	8/15/2030	AA2	215,000	185,371
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2014	Aa1	235,000	248,921
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2015	Aa1	250,000	274,783
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	315,000	332,123
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	360,000	376,229
East Irondequoit Central School District, G.O. Bond	2.250%	6/15/2014	Aa2	580,000	589,315
East Islip Union Free School District, Series A, G.O. Bond	4.000%	6/15/2015	AA2	345,000	366,369
Erie County Water Authority, Revenue Bond	5.000%	12/1/2013	Aa2	400,000	407,960
The accompanying notes are an integral part of the financial statements.

3

New York Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Erie County Water Authority, Revenue Bond, NATL	5.000%	12/1/2037	Aa2	$625,000	$646,769
Erie County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2025	A2	200,000	221,500
Erie County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2026	A2	215,000	235,569
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA2	500,000	582,480
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA2	250,000	260,320
Gates Chili Central School District, G.O. Bond	1.000%	6/15/2014	Aa3	460,000	462,093
Greece Central School District, G.O. Bond, AGM	5.000%	6/15/2015	Aa3	500,000	544,005
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3	2,675,000	2,900,529
Greenburgh, Public Impt., G.O. Bond	4.750%	5/15/2014	Aaa	250,000	259,803
Greene County, Public Impt., G.O. Bond	1.500%	3/15/2014	Aa3	505,000	508,464
Greene County, Public Impt., G.O. Bond	3.000%	12/15/2014	Aa3	595,000	615,194
Hauppauge Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa2	585,000	607,271
Hempstead, Public Impt., G.O. Bond	3.000%	8/15/2032	A2	465,000	381,588
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2013	Aaa	225,000	225,491
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2014	Aaa	280,000	287,361
Horseheads Central School District, G.O. Bond	2.000%	6/15/2015	Aa3	540,000	550,228
Huntington, G.O. Bond, AMBAC	5.500%	4/15/2014	Aaa	415,000	432,642
Huntington, Public Impt., G.O. Bond	2.000%	6/15/2014	Aaa	570,000	579,086
Huntington, Public Impt., G.O. Bond	3.000%	7/15/2015	Aaa	925,000	969,049
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2	500,000	484,060
Ithaca City School District, G.O. Bond	3.000%	7/1/2014	AA2	675,000	692,921
Ithaca City School District, G.O. Bond, AGC	3.000%	7/1/2014	A3	330,000	338,761
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A1	200,000	207,264
Johnson City Central School District, Prerefunded Balance, G.O. Bond, FGRNA	4.375%	6/15/2028	A2	1,000,000	1,039,590
Katonah-Lewisboro Union Free School District, Series C, G.O. Bond, FGRNA	5.000%	11/1/2014	Aa2	1,000,000	1,064,550
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	A1	450,000	449,253
Long Beach City School District, G.O. Bond	3.000%	5/1/2014	Aa2	500,000	511,365
Long Island Power Authority, Electric Systems, Prerefunded Balance, Series C, Revenue Bond, CIFG	5.000%	9/1/2015	Aaa	250,000	252,070
Long Island Power Authority, Electric Systems, Series A, Revenue Bond	5.750%	4/1/2039	Baa1	675,000	754,130
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	Baa1	1,880,000	1,894,984
Mahopac Central School District, Series A, G.O. Bond	4.000%	6/1/2014	Aa2	945,000	975,807
Mamaroneck Union Free School District, G.O. Bond	3.500%	6/15/2025	Aaa	1,000,000	1,037,740
Manhasset Union Free School District, G.O. Bond	4.000%	9/15/2014	Aaa	655,000	684,999
Marlboro Central School District, G.O. Bond, AGC	4.000%	12/15/2026	AA2	500,000	512,900
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Revenue Bond	5.000%	11/15/2034	AA2	1,000,000	1,056,930

The accompanying notes are an integral part of the financial statements.

4

New York Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Metropolitan Transportation Authority, Series B, Revenue Bond, AGM	4.500%	11/15/2032	A2	$500,000	$502,000
Miller Place Union Free School District, G.O. Bond	4.000%	2/15/2027	Aa2	265,000	270,952
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2014	AA2	225,000	228,751
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2015	AA2	200,000	205,530
Monroe County Water Authority, Revenue Bond	3.250%	8/1/2013	Aa2	510,000	511,372
Monroe County Water Authority, Revenue Bond	4.250%	8/1/2030	Aa2	405,000	416,227
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2035	Aa2	275,000	281,531
Monroe County, Public Impt., G.O. Bond, AGM	3.000%	6/1/2022	A2	500,000	491,115
Nassau County, Public Impt., Series C, G.O. Bond	4.000%	10/1/2026	A2	1,000,000	1,020,820
Nassau County, Public Impt., Series C, G.O. Bond, AGC	5.000%	10/1/2028	A2	1,000,000	1,070,250
New Rochelle City School District, G.O. Bond	4.000%	12/15/2014	Aa2	600,000	632,136
New York City Municipal Water Finance Authority, Series AA, Revenue Bond	5.000%	6/15/2021	Aa2	545,000	622,052
New York City Municipal Water Finance Authority, Series C, Revenue Bond	5.000%	6/15/2014	Aa1	250,000	261,627
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa1	1,250,000	1,258,600
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa1	1,000,000	1,016,310
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1	1,000,000	1,127,020
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa1	500,000	502,820
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series EE, Revenue Bond	2.500%	6/15/2014	Aa2	450,000	459,882
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries F-1, Revenue Bond	5.000%	2/1/2019	Aa1	1,500,000	1,747,755
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond	5.250%	2/1/2014	WR3	730,000	751,521
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond	5.250%	2/1/2017	WR3	1,390,000	1,430,727
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond, XLCA	5.000%	2/1/2019	Aaa	1,705,000	1,752,433
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Series B, Revenue Bond	5.250%	8/1/2019	WR3	2,705,000	2,717,416
New York City, Prerefunded Balance, Subseries J-1, G.O. Bond	5.000%	8/1/2013	WR3	25,000	25,109

The accompanying notes are an integral part of the financial statements.

5

New York Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York City, Public Impt., G.O. Bond, XLCA	5.000%	9/1/2019	Aa2	$500,000	$541,975
New York City, Public Impt., Prerefunded Balance, Series C, G.O. Bond	5.500%	9/15/2019	AA2	600,000	606,714
New York City, Public Impt., Prerefunded Balance, Series D, G.O. Bond	5.250%	10/15/2017	Aa2	1,950,000	1,978,880
New York City, Public Impt., Series A, G.O. Bond	5.000%	8/1/2013	Aa2	1,000,000	1,004,370
New York City, Public Impt., Series I, G.O. Bond, NATL	5.000%	8/1/2013	Aa2	500,000	502,185
New York City, Public Impt., Subseries A, G.O. Bond .	5.000%	3/1/2015	Aa2	1,000,000	1,074,390
New York City, Series A, G.O. Bond, AGM	5.000%	8/1/2015	Aa2	205,000	223,967
New York City, Series B, G.O. Bond	4.000%	8/1/2013	Aa2	865,000	867,993
New York City, Series D, G.O. Bond	5.250%	8/1/2014	Aa2	1,390,000	1,465,394
New York City, Unrefunded Balance, Subseries J-1, G.O. Bond	5.000%	8/1/2013	Aa2	175,000	175,765
New York Local Government Assistance Corp., Series A, Revenue Bond	5.000%	4/1/2015	AAA[2]	1,000,000	1,079,600
New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa2	220,000	247,766
New York Power Authority, Series A, Revenue Bond, FGIC	5.000%	11/15/2016	Aa2	900,000	991,206
New York Power Authority, Series C, Revenue Bond, NATL	5.000%	11/15/2017	Aa2	500,000	582,645
New York State Dormitory Authority, Columbia University, Revenue Bond	5.000%	7/1/2038	Aaa	900,000	961,515
New York State Dormitory Authority, Cornell University, Series C, Revenue Bond	5.000%	7/1/2037	Aa1	1,000,000	1,076,410
New York State Dormitory Authority, New York University, Series A, Revenue Bond	5.000%	7/1/2039	Aa3	1,000,000	1,060,310
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.000%	10/1/2025	A1	1,500,000	1,537,725
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.375%	10/1/2030	A1	1,500,000	1,521,825
New York State Dormitory Authority, Series B, Revenue Bond	5.000%	3/15/2019	AAA[2]	1,000,000	1,169,200
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.400%	10/1/2030	A2	140,000	142,237
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.750%	10/1/2040	A2	1,360,000	1,392,613
New York State Dormitory Authority, University of Rochester, Series A, Revenue Bond	5.125%	7/1/2039	Aa3	1,000,000	1,071,240
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa	1,000,000	1,022,030
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aaa	1,500,000	1,499,970
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa	90,000	92,057

The accompanying notes are an integral part of the financial statements.

6

New York Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York State Environmental Facilities Corp., Series A, Revenue Bond	5.000%	6/15/2017	Aaa	$1,000,000	$1,145,110
New York State Municipal Bond Bank Agency, Subseries A1, Revenue Bond	4.000%	12/15/2014	AA2	250,000	262,710
New York State Municipal Bond Bank Agency, Subseries B1, Revenue Bond	4.125%	12/15/2029	A2	420,000	423,793
New York State Municipal Bond Bank Agency, Subseries B1, Revenue Bond	4.500%	12/15/2034	A2	215,000	218,859
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	2,000,000	2,010,180
New York State Thruway Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	3/15/2017	Aa2	260,000	274,937
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2015	AAA[2]	500,000	538,435
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A1	525,000	576,056
New York State Thruway Authority, Series A, Revenue Bond	5.000%	3/15/2015	AAA[2]	500,000	538,435
New York State Thruway Authority, Series A, Revenue Bond	5.000%	3/15/2020	AAA[2]	550,000	646,355
New York State Thruway Authority, Series B, Revenue Bond, AMBAC	5.000%	4/1/2019	AA2	2,500,000	2,717,425
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, AGM	5.250%	1/1/2014	Aa3	175,000	179,441
New York State, Series C, G.O. Bond	5.000%	4/15/2014	Aa2	645,000	670,523
New York State, Series C, G.O. Bond	5.000%	9/1/2014	Aa2	1,000,000	1,057,760
New York State, Series C, G.O. Bond	4.000%	2/1/2027	Aa2	600,000	626,856
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3	500,000	495,020
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2019	A2	610,000	660,044
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2020	A2	850,000	912,552
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA2	400,000	452,236
North Hempstead, G.O. Bond	3.000%	5/1/2015	Aa1	375,000	391,695
Olean, Public Impt., G.O. Bond	3.000%	8/1/2030	A1	460,000	399,280
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1	400,000	411,172
Onondaga County, Public Impt., Series A, G.O. Bond	3.000%	3/1/2015	Aa1	1,000,000	1,041,940
Onondaga County, Public Impt., Series A, G.O. Bond	4.500%	3/1/2028	Aa1	365,000	384,586
Ontario County, Public Impt., G.O. Bond	3.000%	4/15/2015	Aa1	200,000	207,856
Orange County, Series A, G.O. Bond	5.000%	7/15/2014	Aaa	550,000	577,329
Orange County, Series A, G.O. Bond	5.000%	7/15/2015	Aaa	500,000	545,390
Orangetown, Public Impt., G.O. Bond	3.000%	9/15/2026	Aa2	580,000	574,043

The accompanying notes are an integral part of the financial statements.

7

New York Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Otsego County, G.O. Bond	4.000%	11/15/2027	Aa3	$790,000	$822,785
Perinton, Public Impt., G.O. Bond	4.250%	12/15/2031	AA2	175,000	182,224
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1	350,000	392,623
Pittsford Central School District, G.O. Bond	4.000%	10/1/2022	Aa1	600,000	667,788
Pleasantville Union Free School District, G.O. Bond	4.000%	5/1/2015	Aa2	530,000	562,584
Pleasantville Union Free School District, G.O. Bond	4.375%	5/1/2039	Aa2	500,000	500,615
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 175, Revenue Bond	4.000%	12/1/2026	Aa3	1,000,000	1,037,520
Port Authority of New York & New Jersey, Revenue Bond	5.000%	12/1/2018	Aa3	465,000	545,882
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa3	495,000	519,869
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa3	400,000	405,892
Port Washington Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa1	500,000	519,980
Putnam County, Public Impt., G.O. Bond	2.000%	11/15/2014	Aa2	255,000	260,577
Queensbury Union Free School District, G.O. Bond	4.000%	12/15/2014	Aa2	300,000	315,525
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	A1	435,000	435,496
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	A1	510,000	509,000
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	A1	410,000	410,303
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	95,000	110,366
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA2	1,000,000	1,017,610
Saratoga County Water Authority, Water Utility Impt., Revenue Bond	5.000%	9/1/2038	AA2	950,000	986,756
Saratoga County, Sewer Impt., Series A, G.O. Bond	4.750%	7/15/2036	Aa1	820,000	850,881
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.200%	7/15/2032	AA2	425,000	428,455
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.250%	7/15/2035	AA2	700,000	703,346
Saratoga Springs City School District, G.O. Bond	4.000%	6/15/2015	AA2	500,000	534,450
Scarsdale Union Free School District, G.O. Bond	4.000%	6/1/2015	Aaa	270,000	287,771
Schenectady County, Series A, G.O. Bond	3.000%	7/15/2013	Aa1	485,000	485,635
Schenectady County, Series A, G.O. Bond	2.000%	7/15/2014	Aa1	475,000	483,151
Schroon Lake Central School District, G.O. Bond, AGM	4.000%	6/15/2027	A2	490,000	510,869
Shenendehowa Central School District, G.O. Bond	2.500%	6/15/2014	AA2	280,000	285,034
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA2	475,000	532,052
Skaneateles Central School District, G.O. Bond	2.000%	6/15/2015	AA2	660,000	673,266
Skaneateles Central School District, G.O. Bond	4.000%	6/15/2015	AA2	280,000	297,060
Smithtown Central School District, G.O. Bond	3.000%	8/1/2013	Aa2	255,000	255,637
South Country Central School District at Brookhaven, G.O. Bond, AGM	4.000%	7/15/2027	AA2	750,000	756,473
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGRNA	5.375%	6/15/2018	A1	95,000	97,130

The accompanying notes are an integral part of the financial statements.

8

New York Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

South Huntington Union Free School District, G.O. Bond	2.250%	3/15/2015	Aa1	$250,000	$257,497
South Orangetown Central School District, G.O. Bond	3.000%	8/1/2015	Aa2	230,000	239,596
Southampton Union Free School District, G.O. Bond	2.500%	6/1/2015	Aaa	950,000	985,454
Southampton, Public Impt., G.O. Bond	3.000%	4/15/2014	Aa1	525,000	536,340
Southold, Public Impt., G.O. Bond	2.000%	8/15/2013	Aa2	580,000	581,276
Spencerport Fire District, Public Impt., G.O. Bond, AGC	4.500%	11/15/2031	AA2	290,000	305,089
Spencerport Fire District, Public Impt., G.O. Bond, AGC	4.500%	11/15/2032	AA2	250,000	262,280
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2031	A2	1,185,000	1,188,756
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2032	A2	1,000,000	1,001,560
Suffolk County Water Authority, Revenue Bond	4.000%	6/1/2022	AA2	200,000	222,812
Suffolk County Water Authority, Revenue Bond	4.000%	6/1/2024	AA2	450,000	488,187
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa1	1,160,000	1,184,209
Suffolk County Water Authority, Series A, Revenue Bond	5.000%	6/1/2018	AA2	200,000	231,712
Suffolk County Water Authority, Series A, Revenue Bond	4.500%	6/1/2030	AA2	640,000	664,582
Suffolk County Water Authority, Series A, Revenue Bond, NATL	4.500%	6/1/2032	Baa1	1,000,000	1,017,240
Suffolk County, Public Impt., Series B, G.O. Bond	3.000%	10/15/2014	A2	2,000,000	2,062,020
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2028	A1	600,000	601,662
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2029	A1	600,000	599,982
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.250%	1/15/2030	Aa2	215,000	217,584
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aa2	1,090,000	1,101,892
Three Village Central School District Brookhaven & Smithtown, G.O. Bond	3.500%	5/1/2015	Aa2	1,000,000	1,053,670
Tompkins County, Public Impt., G.O. Bond	4.250%	12/15/2032	Aa1	300,000	303,267
Tompkins County, Series A, G.O. Bond, NATL	5.250%	2/15/2015	Aa1	315,000	324,724
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA2	300,000	329,604
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series B, Revenue Bond	5.000%	1/1/2014	AA2	900,000	921,654
Triborough Bridge & Tunnel Authority, Revenue Bond	5.000%	11/15/2018	Aa3	490,000	571,805

The accompanying notes are an integral part of the financial statements.

9

New York Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3	$1,000,000	$1,184,120
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2038	Aa3	900,000	938,277
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2014	A2	605,000	626,018
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2015	A2	865,000	919,694
Victor Central School District, G.O. Bond	4.000%	6/15/2014	Aa2	290,000	299,529
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA2	500,000	595,905
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA2	500,000	543,650
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2	295,000	306,750
Webster Central School District, Series A, G.O. Bond	2.000%	10/15/2014	AA2	325,000	331,068
Webster Central School District, Series B, G.O. Bond	2.000%	10/15/2014	AA2	410,000	417,655
Westchester County, Public Impt., Prerefunded Balance, Series B, G.O. Bond	3.700%	12/15/2015	Aaa	1,000,000	1,016,080
Westchester County, Public Impt., Series A, G.O. Bond	3.000%	1/15/2015	Aaa	500,000	519,750
Westchester County, Series C, G.O. Bond	5.000%	11/1/2013	Aaa	200,000	203,276
White Plains City School District, Series B, G.O. Bond	4.650%	5/15/2031	Aa2	685,000	727,107
White Plains, Public Impt., Series A, G.O. Bond	2.750%	9/15/2023	Aa1	330,000	333,175
William Floyd Union Free School District of the Mastics-Moriches-Shirley, G.O. Bond	2.250%	12/15/2014	AA2	400,000	409,784
Yorktown Central School District, G.O. Bond	4.000%	3/1/2025	AA2	370,000	388,049

TOTAL MUNICIPAL BONDS
(Identified Cost $143,764,439)					145,294,641

SHORT-TERM INVESTMENT - 10.4%

Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $17,131,322)				17,131,322	17,131,322

TOTAL INVESTMENTS - 98.6%
(Identified Cost $160,895,761)					162,425,963
OTHER ASSETS, LESS LIABILITIES - 1.4%					2,266,652

NET ASSETS - 100%					$164,692,615

The accompanying notes are an integral part of the financial statements.

10

New York Tax Exempt Series

Investment Portfolio - June 30, 2013

(unaudited)

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2013, there is no rating available (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following company: NATL - 12.7%.

11

New York Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments (identified cost $160,895,761) (Note 2)	$162,425,963
Receivable for securities sold	2,048,650
Interest receivable	1,349,494
Receivable for fund shares sold	127,020
Prepaid expenses	426

TOTAL ASSETS	165,951,553

LIABILITIES:

Accrued management fees (Note 3)	68,704
Accrued fund accounting and administration fees (Note 3)	13,320
Accrued transfer agent fees (Note 3)	773
Accrued Chief Compliance Officer service fees (Note 3)	339
Payable for securities purchased	1,137,100
Payable for fund shares repurchased	8,497
Other payables and accrued expenses	30,205

TOTAL LIABILITIES	1,258,938

TOTAL NET ASSETS	$164,692,615

NET ASSETS CONSIST OF:

Capital stock	$156,949
Additional paid-in-capital	162,256,266
Undistributed net investment income	364,201
Accumulated net realized gain on investments	384,997
Net unrealized appreciation on investments	1,530,202

TOTAL NET ASSETS	$164,692,615

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($164,692,615/15,694,890 shares)	$10.49

The accompanying notes are an integral part of the financial statements.

12

New York Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Interest	$1,892,274
Dividends	192

Total Investment Income	1,892,466

EXPENSES:

Management fees (Note 3)	413,906
Fund accounting and administration fees (Note 3)	41,809
Transfer agent fees (Note 3)	2,184
Directors’ fees (Note 3)	1,890
Chief Compliance Officer service fees (Note 3)	1,118
Custodian fees	4,154
Miscellaneous	32,016

Total Expenses	497,077

NET INVESTMENT INCOME	1,395,389

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	268,396
Net change in unrealized appreciation (depreciation) on investments	(5,033,657)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(4,765,261)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,369,872)

The accompanying notes are an integral part of the financial statements.

13

New York Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,395,389	$2,813,892
Net realized gain (loss) on investments	268,396	120,091
Net change in unrealized appreciation (depreciation) on investments	(5,033,657)	2,342,321

Net increase (decrease) from operations	(3,369,872)	5,276,304

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(1,091,186)	(3,018,903)
From net realized gain on investments	—	(1,500)

Total distributions to shareholders	(1,091,186)	(3,020,403)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	6,368,249	2,437,158

Net increase in net assets	1,907,191	4,693,059

NET ASSETS:

Beginning of period	162,785,424	158,092,365

End of period (including undistributed net investment income of $364,201 and $59,998, respectively)	$164,692,615	$162,785,424

The accompanying notes are an integral part of the financial statements.

14

New York Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEARS ENDED
		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.78	$10.63	$10.19	$10.55	$9.79	$10.41

Income (loss) from investment operations:
Net investment income	0.09 [1]	0.19 [1]	0.28 [1]	0.36 [1]	0.38 [1]	0.38
Net realized and unrealized gain (loss) on investments	(0.31)	0.16	0.56	(0.32)	0.82	(0.63)

Total from investment operations	(0.22)	0.35	0.84	0.04	1.20	(0.25)

Less distributions to shareholders:
From net investment income	(0.07)	(0.20)	(0.27)	(0.39)	(0.41)	(0.36)
From net realized gain on investments	—	— [2]	(0.13)	(0.01)	(0.03)	(0.01)

Total distributions to shareholders	(0.07)	(0.20)	(0.40)	(0.40)	(0.44)	(0.37)

Net asset value - End of period	$10.49	$10.78	$10.63	$10.19	$10.55	$9.79

Net assets - End of period (000’s omitted)	$164,693	$162,785	$158,092	$136,225	$110,532	$97,202

Total return[3]	(2.05%)	3.31%	8.37%	0.32%	12.46%	(2.37%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.60%[4]	0.60%	0.61%	0.61%	0.64%	0.64%
Net investment income	1.69%[4]	1.72%	2.66%	3.41%	3.64%	3.71%
Portfolio turnover	9%	7%	48%	7%	10%	11%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[5]	0.00%[5]	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

15

New York Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$145,294,641	$—	$145,294,641	$—
Mutual fund	17,131,322	17,131,322	—	—

Total assets	$162,425,963	$17,131,322	$145,294,641	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or June 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2009 through December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

17

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2014, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2013. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

18

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $13,471,235 and $19,392,310 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of New York Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE YEAR ENDED 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,364,424	$14,653,290	2,071,760	$22,298,750
Reinvested	96,478	1,026,026	263,446	2,829,327
Repurchased	(873,644)	(9,311,067)	(2,101,837)	(22,690,919)

Total	587,258	$6,368,249	233,369	$2,437,158

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2013.

7.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2012 was as follows:

Tax exempt income	$3,018,903
Long-term capital gains	1,500

19

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2013, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$160,895,761
Unrealized appreciation	2,471,614
Unrealized depreciation	(941,412)

Net unrealized appreciation	$1,530,202

20

{This page intentionally left blank}

21

New York Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNNYT-6/13-SAR

CORE BOND SERIES
www.manning-napier.com

Core Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD* 1/1/13-6/30/13
Actual	$1,000.00	$ 974.60	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Core Bond Series

Portfolio Composition as of June 30, 2013

(unaudited)

2

Core Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 80.1%

Non-Convertible Corporate Bonds - 80.1%
Consumer Discretionary - 8.1%
Hotels, Restaurants & Leisure - 1.3%
International Game Technology, 7.50%, 6/15/2019	Baa2	$2,000,000	$2,315,442

Household Durables - 2.5%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3	1,345,000	1,436,393
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,775,000	1,725,717
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3	1,100,000	1,115,653

			4,277,763

Media - 2.8%
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	1,280,000	1,382,045
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	1,275,000	1,414,484
Thomson Reuters Corp. (Canada), 0.875%, 5/23/2016	Baa1	1,000,000	990,113
Time Warner, Inc., 4.75%, 3/29/2021	Baa2	1,110,000	1,194,079

			4,980,721

Multiline Retail - 1.2%
Dollar General Corp., 1.875%, 4/15/2018	Baa3	910,000	877,992
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa3	945,000	871,634
Target Corp., 3.875%, 7/15/2020	A2	335,000	358,104

			2,107,730

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp., 5.95%, 11/1/2017	A3	485,000	562,660

Total Consumer Discretionary			14,244,316

Consumer Staples - 0.9%
Beverages - 0.5%
PepsiCo, Inc., 7.90%, 11/1/2018	A1	775,000	992,638

Food Products - 0.4%
Tyson Foods, Inc., 4.50%, 6/15/2022	Baa3	650,000	664,186

Total Consumer Staples			1,656,824

Energy - 4.8%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	885,000	1,114,392
Schlumberger Oilfield plc[2], 4.20%, 1/15/2021	A1	1,465,000	1,564,569
Weatherford International Ltd., 9.625%, 3/1/2019	Baa2	1,415,000	1,788,873

			4,467,834

Oil, Gas & Consumable Fuels - 2.3%
Buckeye Partners LP, 4.15%, 7/1/2023	Baa3	930,000	904,839
EOG Resources, Inc., 2.625%, 3/15/2023	A3	775,000	725,200
Lukoil International Finance B.V. (Russia)[2], 3.416%, 4/24/2018	Baa2	500,000	486,250

The accompanying notes are an integral part of the financial statements.

3

Core Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	Aa1	$1,645,000	$1,825,457

			3,941,746

Total Energy			8,409,580

Financials - 44.0%
Capital Markets - 12.2%
The Charles Schwab Corp., 4.45%, 7/22/2020	A2	1,320,000	1,426,166
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	A3	905,000	888,558
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3	1,555,000	1,752,236
The Goldman Sachs Group, Inc., 7.50%, 2/15/2019	A3	1,100,000	1,306,331
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	935,000	1,014,525
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	A3	1,150,000	1,230,384
Jefferies Group LLC, 5.125%, 4/13/2018	Baa3	1,000,000	1,045,002
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3	3,245,000	3,910,225
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	Baa2	1,200,000	1,381,107
Merrill Lynch & Co., Inc., 6.875%, 11/15/2018	Baa2	1,000,000	1,164,696
Morgan Stanley, 5.55%, 4/27/2017	Baa1	1,317,000	1,424,708
Morgan Stanley, 2.125%, 4/25/2018	Baa1	1,400,000	1,339,843
Morgan Stanley, 7.30%, 5/13/2019	Baa1	3,120,000	3,624,236

			21,508,017

Commercial Banks - 7.8%
BBVA Bancomer S.A. (Mexico)[2], 6.75%, 9/30/2022	Baa2	1,185,000	1,279,800
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	Baa3	1,320,000	1,359,762
HSBC Bank plc (United Kingdom)[2], 1.50%, 5/15/2018	Aa3	1,150,000	1,108,240
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	Baa2	930,000	914,430
Intesa Sanpaolo S.p.A. (Italy)[2], 6.50%, 2/24/2021	Baa2	945,000	951,778
Lloyds TSB Bank plc (United Kingdom)[2], 6.50%, 9/14/2020	Baa3	1,210,000	1,290,002
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	1,480,000	1,741,177
National City Corp., 6.875%, 5/15/2019	Baa1	1,445,000	1,728,405
PNC Bank National Association, 5.25%, 1/15/2017	A3	880,000	972,250
Royal Bank of Canada (Canada), 1.20%, 9/19/2017	Aaa	445,000	434,169
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2	750,000	791,188
Wells Fargo & Co., Series M, 3.45%, 2/13/2023	A3	910,000	869,082
Westpac Banking Corp. (Australia)[2], 1.25%, 12/15/2017	Aaa	430,000	418,648

			13,858,931

Consumer Finance - 2.3%
Capital One Bank USA National Association, 3.375%, 2/15/2023	Baa1	1,365,000	1,290,272
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	1,095,000	1,356,483
John Deere Capital Corp., 5.75%, 9/10/2018	A2	1,245,000	1,452,971

			4,099,726

The accompanying notes are an integral part of the financial statements.

4

Core Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 7.5%
Bank of America Corp., 3.30%, 1/11/2023	Baa2	$435,000	$411,139
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A2	2,935,000	3,494,825
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	3,051,000	3,844,342
CME Group, Inc., 3.00%, 9/15/2022	Aa3	1,720,000	1,619,294
General Electric Capital Corp., 5.625%, 5/1/2018	A1	1,440,000	1,651,686
General Electric Capital Corp., 5.50%, 1/8/2020	A1	320,000	360,795
ING Bank N.V. (Netherlands)[2], 5.125%, 5/1/2015	Baa2	900,000	940,887
ING US, Inc. (Netherlands)[2], 2.90%, 2/15/2018	Baa3	950,000	954,780

			13,277,748

Insurance - 5.7%
American International Group, Inc., 4.875%, 6/1/2022	Baa1	2,450,000	2,611,514
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	1,575,000	1,745,691
First American Financial Corp., 4.30%, 2/1/2023	Baa3	915,000	880,289
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3	2,285,000	2,655,353
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	1,980,000	2,154,470

			10,047,317

Real Estate Investment Trusts (REITS) - 8.5%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	Baa3	470,000	451,019
American Tower Trust I2, 1.551%, 3/15/2018	Aaa	465,000	456,945
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	740,000	775,957
Boston Properties LP, 5.875%, 10/15/2019	Baa2	935,000	1,078,438
Boston Properties LP, 5.625%, 11/15/2020	Baa2	300,000	340,480
Camden Property Trust, 5.70%, 5/15/2017	Baa1	780,000	867,385
Corporate Office Properties LP2, 3.60%, 5/15/2023	Baa3	920,000	849,140
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,305,000	1,423,949
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	45,000	46,940
HCP, Inc., 6.70%, 1/30/2018	Baa1	1,315,000	1,539,134
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	375,000	421,081
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	990,000	1,053,406
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	Baa3	930,000	852,947
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	735,000	900,509
National Retail Properties, Inc., 3.30%, 4/15/2023	Baa2	945,000	854,035
Simon Property Group LP, 10.35%, 4/1/2019	A3	990,000	1,371,083
UDR, Inc., 4.625%, 1/10/2022	Baa2	1,600,000	1,655,261

			14,937,709

Total Financials			77,729,448

The accompanying notes are an integral part of the financial statements.

5

Core Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 1.2%
Biotechnology - 0.2%
Amgen, Inc., 3.45%, 10/1/2020	Baa1	$370,000	$377,652

Health Care Providers & Services - 1.0%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3	815,000	871,929
UnitedHealth Group, Inc., 2.75%, 2/15/2023	A3	1,000,000	930,763

			1,802,692

Total Health Care			2,180,344

Industrials - 3.6%
Aerospace & Defense - 0.8%
Textron, Inc., 7.25%, 10/1/2019	Baa3	1,245,000	1,478,428

Air Freight & Logistics - 0.6%
FedEx Corp., 8.00%, 1/15/2019	Baa1	790,000	998,626

Industrial Conglomerates - 0.8%
General Electric Co., 5.25%, 12/6/2017	Aa3	370,000	417,784
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	Baa2	975,000	1,039,261

			1,457,045

Machinery - 0.4%
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	650,000	690,336

Road & Rail - 1.0%
Union Pacific Corp., 5.65%, 5/1/2017	Baa1	705,000	795,384
Union Pacific Corp., 2.95%, 1/15/2023	Baa1	900,000	866,665

			1,662,049

Total Industrials			6,286,484

Information Technology - 4.4%
Computers & Peripherals - 2.4%
Apple, Inc., 2.40%, 5/3/2023	Aa1	465,000	431,271
EMC Corp., 2.65%, 6/1/2020	A1	2,040,000	2,010,989
Hewlett-Packard Co., 2.125%, 9/13/2015	Baa1	1,850,000	1,872,359

			4,314,619

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc., 6.625%, 5/15/2019	A3	650,000	781,180

IT Services - 0.6%
The Western Union Co., 5.253%, 4/1/2020	Baa1	945,000	1,002,387

Software - 1.0%
Autodesk, Inc., 3.60%, 12/15/2022	Baa2	1,825,000	1,741,899

Total Information Technology			7,840,085

The accompanying notes are an integral part of the financial statements.

6

Core Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 8.0%
Chemicals - 0.5%
Eastman Chemical Co., 3.60%, 8/15/2022	Baa2	$855,000	$824,099

Metals & Mining - 6.2%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	1,625,000	1,726,303
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	2,445,000	2,927,181
Carpenter Technology Corp., 4.45%, 3/1/2023	Baa3	1,000,000	974,775
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	850,000	819,067
Freeport-McMoRan Copper & Gold, Inc.[2], 2.375%, 3/15/2018	Baa3	650,000	618,199
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	Baa3	840,000	763,020
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	1,250,000	1,234,433
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	A3	1,100,000	1,093,377
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	845,000	821,641

			10,977,996

Paper & Forest Products - 1.3%
International Paper Co., 7.50%, 8/15/2021	Baa3	1,885,000	2,313,609

Total Materials			14,115,704

Telecommunication Services - 3.5%
Diversified Telecommunication Services - 1.3%
Telefonica Emisiones S.A.U. (Spain), 3.192%, 4/27/2018	Baa2	1,875,000	1,816,140
Verizon Communications, Inc., 8.75%, 11/1/2018	A3	373,000	486,146

			2,302,286

Wireless Telecommunication Services - 2.2%
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	A2	1,315,000	1,411,376
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	A2	745,000	854,869
Crown Castle Towers LLC[2], 4.883%, 8/15/2020	A2	250,000	268,833
SBA Tower Trust[2], 5.101%, 4/17/2017	A2	375,000	410,136
SBA Tower Trust[2], 2.933%, 12/15/2017	A2	430,000	433,941
SBA Tower Trust[2], 3.598%, 4/15/2018	Baa3	465,000	460,110

			3,839,265

Total Telecommunication Services			6,141,551

Utilities - 1.6%
Electric Utilities - 0.5%
System Energy Resources, Inc., 4.10%, 4/1/2023	Baa1	885,000	879,457

Gas Utilities - 0.5%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa1	1,000,000	962,337

Independent Power Producers & Energy Traders - 0.6%
Exelon Generation Co. LLC, 6.20%, 10/1/2017	Baa2	350,000	400,117
The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power Producers & Energy Traders (continued)
Exelon Generation Co. LLC, 5.20%, 10/1/2019	Baa2	$550,000	$604,837

			1,004,954

Total Utilities			2,846,748

TOTAL CORPORATE BONDS
(Identified Cost $138,017,439)			141,451,084

PREFERRED STOCKS - 2.4%

Financials - 2.4%
Commercial Banks - 1.5%
BB&T Corp., Series D (non-cumulative), 5.85%	Baa2	34,120	855,047
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	Baa3	35,125	851,781
U.S. Bancorp., Series F (non-cumulative), 6.50%[3]	Baa1	32,800	921,680

			2,628,508

Real Estate Investment Trusts (REITS) - 0.9%
Boston Properties, Inc., Series F, 5.25%	Baa3	37,750	908,643
Public Storage, Series Q, 6.50%	A3	29,910	768,986

			1,677,629

TOTAL PREFERRED STOCKS
(Identified Cost $4,238,031)			4,306,137

ASSET-BACKED SECURITIES - 0.7%

FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	WR4	$169,145	174,308
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[2], 5.29%, 3/25/2016	Aaa	370,000	392,778
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[2], 3.74%, 2/25/2017	Aaa	595,000	624,925

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,134,012)			1,192,011

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.6%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	AAA[5]	80,159	83,551
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A2, 2.959%, 12/10/2030	AAA[5]	215,000	201,732
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.73%, 5/10/2045	AAA[5]	200,000	220,848
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa	100,000	109,732
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa	160,000	170,533

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.715%, 9/11/2038	Aaa	$200,000	$220,774
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA[5]	300,000	331,742
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[2], 3.759%, 4/15/2044	Aaa	60,000	63,169
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.218%, 7/15/2044	Aaa	280,000	300,775
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[2], 3.156%, 7/10/2046	Aaa	239,808	249,172
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	Aaa	300,000	277,227
Commercial Mortgage Trust, Series 2006-GG7, Class A4[6], 5.86%, 7/10/2038	Aaa	415,000	460,008
Credit Suisse Commercial Mortgage Trust, Series 2013-IVR3, Class A1[2,6], 2.50%, 5/25/2043	AAA[5]	434,158	414,796
Credit Suisse Mortgage Capital Certificates, Series 2013-TH1, Class A1[2,6], 2.13%, 2/25/2043	AAA[5]	435,861	409,747
Extended Stay America Trust, Series 2013-ESH7, Class A27[2], 2.958%, 12/5/2031	Aaa	455,000	441,605
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	WR4	400,000	379,057
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR4	380,000	375,196
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR4	420,000	414,957
FREMF Mortgage Trust, Series 2011-K701, Class B2,6, 4.286%, 7/25/2048	A5	160,000	162,993
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6], 5.294%, 1/12/2043	Aaa	650,000	702,345
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6], 5.20%, 12/15/2044	Aaa	325,000	350,721
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6], 5.863%, 4/15/2045	Aaa	435,000	480,607
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA[5]	200,000	210,470
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,6], 3.00%, 3/25/2043	WR4	400,474	396,496
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,6], 3.50%, 5/25/2043	AAA[5]	423,695	413,926
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A2, 3.913%, 6/25/2043	Aaa	32,179	33,004
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 Class A4, 3.176%, 8/15/2045	Aaa	430,000	412,448
Motel 6 Trust, Series 2012-MTL6, Class A2[2], 1.948%, 10/5/2025	AAA[5]	300,000	294,132

The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	AAA[5]	$100,000	$108,436
Sequoia Mortgage Trust, Series 2011-2, Class A1[6], 3.90%, 9/25/2041	WR4	389,466	386,880
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043	AAA[5]	403,063	363,361
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043	AAA[5]	279,421	263,805
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043	Aaa	385,000	363,073
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	AAA[5]	245,000	255,337
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.239%, 10/15/2044	Aaa	130,332	140,121
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045	Aaa	280,000	311,645
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa	275,000	290,250
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	Aaa	545,000	510,463

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $11,792,582)			11,575,134

FOREIGN GOVERNMENT BONDS - 0.9%

Brazilian Government Bond (Brazil), 8.875%, 10/14/2019	Baa2	300,000	394,500
Chile Government Bond (Chile), 3.25%, 9/14/2021	Aa3	900,000	900,000
Russian Foreign Bond - Eurobond (Russia), 5.00%, 4/29/2020	Baa1	300,000	321,000

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,610,825)			1,615,500

U.S. GOVERNMENT AGENCIES - 6.9%

Mortgage-Backed Securities - 6.9%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		766,313	826,466
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		58,724	63,350
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		70,121	76,930
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		490,799	529,479
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		90,833	99,644
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		860,892	928,953
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		52,609	56,778
Fannie Mae, Pool #AB4086, 3.00%, 12/1/2026		384,846	396,283
Fannie Mae, Pool #AJ7717, 3.00%, 12/1/2026		466,843	480,736
Fannie Mae, Pool #AK0726, 3.00%, 2/1/2027		234,620	241,555
Fannie Mae, Pool #AK4747, 3.50%, 3/1/2027		185,970	193,950
Fannie Mae, Pool #AB5970, 3.00%, 8/1/2027		536,534	552,968
Fannie Mae, Pool #AL3299, 3.00%, 2/1/2028		481,113	495,577
Fannie Mae, Pool #AL3586, 3.00%, 3/1/2028		323,213	333,279
Fannie Mae, Pool #AT9599, 3.00%, 6/1/2028		85,693	88,332
Fannie Mae, Pool #995876, 6.00%, 11/1/2038		794,561	863,486

The accompanying notes are an integral part of the financial statements.

10

Core Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AO8298, 3.50%, 8/1/2042	$294,109	$299,148
Fannie Mae, Pool #AB6228, 3.50%, 9/1/2042	294,850	300,274
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	407,743	398,949
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	93,543	91,536
Fannie Mae, Pool #AL3499, 3.50%, 5/1/2043	154,805	157,464
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	214,639	210,031
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	195,126	190,911
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	290,517	314,928
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	86,020	94,101
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	63,815	69,811
Freddie Mac, Pool #J19935, 2.50%, 8/1/2022	244,634	249,633
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	48,888	53,696
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	86,713	95,520
Freddie Mac, Pool #J16679, 3.00%, 9/1/2026	293,059	302,070
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	64,809	69,782
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	424,571	460,522
Freddie Mac, Pool #C03815, 3.50%, 3/1/2042	95,608	97,047
Freddie Mac, Pool #G07213, 3.50%, 11/1/2042	262,435	266,617
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	408,162	377,710
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	503,330	465,778
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	209,018	204,219
Freddie Mac, Pool #Q19118, 3.50%, 6/1/2043	390,253	396,504
Freddie Mac, Pool #Q19121, 3.50%, 6/1/2043	390,253	396,141
Freddie Mac, Pool #V80160, 3.50%, 6/1/2043	234,151	237,653
Freddie Mac, Pool #C09044, 3.50%, 7/1/2043	156,100	158,413

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $12,258,012)		12,186,224

The accompanying notes are an integral part of the financial statements.

11

Core Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.05%,
(Identified Cost $ 3,150,889)	3,150,889	$3,150,889

TOTAL INVESTMENTS - 99.4%
(Identified Cost $ 172,201,790)		175,476,979
OTHER ASSETS, LESS LIABILITIES - 0.6%		1,144,937

NET ASSETS - 100%		$176,621,916

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $18,567,954, or 10.5%, of the Series’ net assets as of June 30, 2013 (see Note 2 to the financial statements).

3The rate shown is a fixed rate as of June 30, 2013; the rate becomes floating, based on LIBOR plus a spread, in 2022.

4Credit rating has been withdrawn. As of June 30, 2013, there is no rating available (unaudited).

5Credit ratings from S&P (unaudited).

6The coupon rate is floating and is the effective rate as of June 30, 2013.

7Rate shown is the current yield as of June 30, 2013.

The accompanying notes are an integral part of the financial statements.

12

Core Bond Series

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $172,201,790) (Note 2)	$175,476,979
Receivable for securities sold	2,059,616
Interest receivable	1,852,407
Dividends receivable	13,510
Receivable for fund shares sold	1,300
Prepaid expenses	509

TOTAL ASSETS	179,404,321

LIABILITIES:

Accrued management fees (Note 3)	89,421
Accrued fund accounting and administration fees (Note 3)	11,271
Accrued transfer agent fees (Note 3)	685
Accrued Chief Compliance Officer service fees (Note 3)	339
Payable for securities purchased	1,842,854
Payable for fund shares repurchased	803,331
Other payables and accrued expenses	34,504

TOTAL LIABILITIES	2,782,405

TOTAL NET ASSETS	$176,621,916

NET ASSETS CONSIST OF:

Capital stock	$158,708
Additional paid-in-capital	168,391,396
Undistributed net investment income	590,020
Accumulated net realized gain on investments	4,206,603
Net unrealized appreciation on investments	3,275,189

TOTAL NET ASSETS	$176,621,916

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($176,621,916/15,870,783 shares)	$11.13

The accompanying notes are an integral part of the financial statements.

13

Core Bond Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Interest	$3,381,084
Dividends	111,473

Total Investment Income	3,492,557

EXPENSES:

Management fees (Note 3)	550,943
Fund accounting and administration fees (Note 3)	35,246
Directors’ fees (Note 3)	2,074
Transfer agent fees (Note 3)	1,800
Chief Compliance Officer service fees (Note 3)	1,117
Custodian fees	6,498
Miscellaneous	43,126

Total Expenses	640,804

NET INVESTMENT INCOME	2,851,753

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	3,954,250
Net change in unrealized appreciation (depreciation) on investments	(11,433,181)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(7,478,931)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,627,178)

The accompanying notes are an integral part of the financial statements.

14

Core Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/2013	FOR THE YEAR ENDED 12/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,851,753	$6,211,867
Net realized gain (loss) on investments	3,954,250	2,750,729
Net change in unrealized appreciation (depreciation) on investments	(11,433,181)	6,969,384

Net increase (decrease) from operations	(4,627,178)	15,931,980

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(2,249,368)	(6,256,063)
From net realized gain on investments	—	(2,295,666)

Total distributions to shareholders	(2,249,368)	(8,551,729)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(6,117,363)	18,149,946

Net increase (decrease) in net assets	(12,993,909)	25,530,197

NET ASSETS:

Beginning of period	189,615,825	164,085,628

End of period (including undistributed net investment income of $590,020 and distributions in excess of net investment income of $12,365, respectively)	$176,621,916	$189,615,825

The accompanying notes are an integral part of the financial statements.

15

Core Bond Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/2013	FOR THE YEARS ENDED
	(UNAUDITED)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.56	$11.05	$10.94	$10.38	$9.69	$10.05

Income (loss) from investment operations:
Net investment income	0.18 [1]	0.41 [1]	0.44 [1]	0.45 [1]	0.49 [1]	0.45
Net realized and unrealized gain (loss) on investments	(0.47)	0.66	0.18	0.48	0.62	(0.30)

Total from investment operations	(0.29)	1.07	0.62	0.93	1.11	0.15

Less distributions to shareholders:
From net investment income	(0.14)	(0.41)	(0.44)	(0.37)	(0.42)	(0.46)
From net realized gain on investments	—	(0.15)	(0.07)	—	—	(0.05)

Total distributions to shareholders	(0.14)	(0.56)	(0.51)	(0.37)	(0.42)	(0.51)

Net asset value - End of period	$11.13	$11.56	$11.05	$10.94	$10.38	$9.69

Net assets - End of period (000’s omitted)	$176,622	$189,616	$164,086	$114,058	$76,601	$53,071

Total return[2]	(2.54%)	9.74%	5.68%	8.97%	11.46%	1.66%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.70%[3]	0.70%	0.71%	0.76%	0.79%	0.80%
Net investment income	3.11%[3]	3.55%	3.91%	4.10%	4.84%	4.73%
Portfolio turnover	32%	31%	18%	23%	67%	53%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	N/A	0.00%[4]	0.00%[4]	0.03%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

16

Core Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 125 million have been designated as Core Bond Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If

17

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$4,306,137	$4,306,137	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	12,186,224	—	12,186,224	—
Corporate debt:
Consumer Discretionary	14,244,316	—	14,244,316	—
Consumer Staples	1,656,824	—	1,656,824	—
Energy	8,409,580	—	8,409,580	—
Financials	77,729,448	—	77,729,448	—
Health Care	2,180,344	—	2,180,344	—
Industrials	6,286,484	—	6,286,484	—
Information Technology	7,840,085	—	7,840,085	—
Materials	14,115,704	—	14,115,704	—
Telecommunication Services	6,141,551	—	6,141,551	—
Utilities	2,846,748	—	2,846,748	—
Asset-backed securities	1,192,011	—	1,192,011	—
Commercial mortgage-backed securities	11,575,134	—	11,575,134	—
Foreign government bonds	1,615,500	—	1,615,500	—
Mutual fund	3,150,889	3,150,889	—	—

Total assets	$175,476,979	$7,457,026	$168,019,953	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or June 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

18

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2013.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2013.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2013.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

19

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2009 through December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2014, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.80% of

20

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2013. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $51,657,714 and $55,405,532 respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $7,742,550 and $1,598,642, respectively.

5.	Capital Stock Transactions

Transactions in shares of Core Bond Series were:

	FOR THE SIX MONTHS ENDED 06/30/13		FOR THE YEAR ENDED 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	725,912	$8,398,811	1,780,781	$20,734,234
Reinvested	190,251	2,175,923	734,730	8,458,577
Repurchased	(1,451,804)	(16,692,097)	(953,817)	(11,042,865)

Total	(535,641)	$(6,117,363)	1,561,694	$18,149,946

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2013.

21

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2012, was as follows:

Ordinary income	$6,235,528
Long-term capital gains	2,316,201

At June 30, 2013, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$172,201,790
Unrealized appreciation	6,085,419
Unrealized depreciation	(2,810,230)

Net unrealized appreciation	$3,275,189

22

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNCOB-6/13-SAR

CORE PLUS BOND SERIES
www.manning-napier.com

Core Plus Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD* 1/1/13-6/30/13
Actual	$1,000.00	$ 981.90	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Core Plus Bond Series

Portfolio Composition as of June 30, 2013

(unaudited)

Core Plus Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 77.1%

Convertible Corporate Bonds - 0.4%
Financials - 0.4%
Real Estate Investment Trusts (REITS) - 0.4%
BioMed Realty LP2, 3.75%, 1/15/2030
(Identified Cost $2,760,937)	WR3	$2,375,000	$2,873,750

Non-Convertible Corporate Bonds - 76.7%
Consumer Discretionary - 9.4%
Auto Components - 0.1%
Gestamp Funding Luxembourg S.A. (Spain)[2], 5.625%, 5/31/2020	B1	405,000	384,750

Hotels, Restaurants & Leisure - 1.2%
International Game Technology, 7.50%, 6/15/2019	Baa2	6,755,000	7,820,405

Household Durables - 1.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2], 6.125%, 7/1/2022	B2	385,000	377,781
Lennar Corp., 6.95%, 6/1/2018	Ba3	385,000	415,800
NVR, Inc., 3.95%, 9/15/2022	Baa2	6,225,000	6,052,163
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3	3,125,000	3,169,469
Weekley Homes LLC - Weekley Finance Corp.[2], 6.00%, 2/1/2023	B2	345,000	338,963

			10,354,176

Media - 3.8%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.25%, 3/15/2021	B1	575,000	566,375
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	4,710,000	5,085,495
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	4,875,000	5,408,320
Nara Cable Funding Ltd. (Spain)[2], 8.875%, 12/1/2018	B1	480,000	499,200
Sirius XM Radio, Inc.[2], 8.75%, 4/1/2015	B1	350,000	385,000
Sirius XM Radio, Inc.[2], 4.25%, 5/15/2020	B1	500,000	470,000
Starz LLC - Starz Finance Corp., 5.00%, 9/15/2019	Ba2	595,000	590,537
Time Warner, Inc., 3.15%, 7/15/2015	Baa2	3,000,000	3,133,701
Time Warner, Inc., 4.75%, 3/29/2021	Baa2	4,110,000	4,421,320
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[2], 5.50%, 1/15/2023	Ba3	600,000	567,000
Virgin Media Secured Finance plc (United Kingdom), 5.25%, 1/15/2021	Ba3	360,000	360,032
The Walt Disney Co., 1.35%, 8/16/2016	A2	3,000,000	3,027,144

			24,514,124

Multiline Retail - 1.0%
Dollar General Corp., 1.875%, 4/15/2018	Baa3	3,300,000	3,183,929
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa3	3,420,000	3,154,485

			6,338,414

Specialty Retail - 1.1%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	Baa3	1,650,000	1,604,590
Dufry Finance SCA (Switzerland)[2], 5.50%, 10/15/2020	Ba3	365,000	365,964

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
The Home Depot, Inc., 5.40%, 3/1/2016	A3	$4,325,000	$4,819,287
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3	500,000	523,750

			7,313,591

Textiles, Apparel & Luxury Goods - 0.6%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	B1	380,000	381,900
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	3,265,746

			3,647,646

Total Consumer Discretionary			60,373,106

Consumer Staples - 1.3%
Beverages - 0.5%
The Coca-Cola Co., 1.50%, 11/15/2015	Aa3	3,000,000	3,060,345

Food Products - 0.7%
C&S Group Enterprises LLC[2], 8.375%, 5/1/2017	B1	604,000	640,240
FAGE Dairy Industry S.A. - FAGE USA Dairy Industry, Inc. (Greece)[2], 9.875%, 2/1/2020	B3	375,000	404,063
Land O’ Lakes, Inc.[2], 6.00%, 11/15/2022	Ba2	345,000	355,350
Shearer’s Foods LLC - Chip Finance Corp.[2], 9.00%, 11/1/2019	B3	455,000	481,163
Tyson Foods, Inc., 4.50%, 6/15/2022	Baa3	2,350,000	2,401,286

			4,282,102

Household Products - 0.0%*
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	27,489

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3	580,000	598,850

Total Consumer Staples			7,968,786

Energy - 4.3%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	3,972,776
Calfrac Holdings LP (Canada)[2], 7.50%, 12/1/2020	B1	745,000	737,550
Schlumberger Oilfield plc[2], 4.20%, 1/15/2021	A1	2,630,000	2,808,748
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.625%, 11/1/2018	B1	375,000	390,000
Sidewinder Drilling, Inc.[2], 9.75%, 11/15/2019	B3	375,000	379,687
Weatherford International Ltd., 9.625%, 3/1/2019	Baa2	6,175,000	7,806,565

			16,095,326

Oil, Gas & Consumable Fuels - 1.8%
Buckeye Partners LP, 4.15%, 7/1/2023	Baa3	3,380,000	3,288,554
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[2], 6.625%, 11/15/2019	Ba3	775,000	767,250

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc., 2.625%, 3/15/2023	A3	$2,765,000	$2,587,327
EPL Oil & Gas, Inc., 8.25%, 2/15/2018	Caa1	560,000	576,800
Gulfport Energy Corp.[2], 7.75%, 11/1/2020	B3	565,000	572,063
Lukoil International Finance B.V. (Russia)[2], 3.416%, 4/24/2018	Baa2	1,950,000	1,896,375
Northern Tier Energy LLC - Northern Tier Finance Corp.[2], 7.125%, 11/15/2020	B1	595,000	600,950
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	Ba3	545,000	570,887
Sabine Pass Liquefaction LLC[2], 5.625%, 2/1/2021	Ba3	700,000	679,000

			11,539,206

Total Energy			27,634,532

Financials - 42.3%
Capital Markets - 8.7%
Goldman Sachs Capital II4, 4.00%, 6/1/2043	Ba2	4,205,000	3,342,975
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	A3	3,290,000	3,230,227
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3	5,875,000	6,620,185
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	4,510,000	4,893,594
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	A3	3,085,000	3,300,638
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 7.375%, 4/1/2020	B1	575,000	557,750
Jefferies Group LLC, 5.125%, 4/13/2018	Baa3	4,000,000	4,180,008
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3	6,925,000	8,344,625
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	Baa2	2,295,000	2,641,368
Morgan Stanley, 2.125%, 4/25/2018	Baa1	5,070,000	4,852,147
Morgan Stanley, 7.30%, 5/13/2019	Baa1	4,310,000	5,006,556
Morgan Stanley, 5.50%, 1/26/2020	Baa1	4,485,000	4,814,141
Morgan Stanley, 5.75%, 1/25/2021	Baa1	3,940,000	4,276,681

			56,060,895

Commercial Banks - 7.5%
BBVA Bancomer S.A. (Mexico)[2], 6.75%, 9/30/2022	Baa2	4,300,000	4,644,000
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	Baa3	3,190,000	3,286,092
HSBC Bank plc (United Kingdom)[2], 1.50%, 5/15/2018	Aa3	4,190,000	4,037,848
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	Baa2	3,230,000	3,175,923
Intesa Sanpaolo S.p.A. (Italy)[2], 6.50%, 2/24/2021	Baa2	3,280,000	3,303,524
Lloyds TSB Bank plc (United Kingdom)[2], 6.50%, 9/14/2020	Baa3	2,930,000	3,123,723
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	7,665,000	9,017,650
National City Corp., 6.875%, 5/15/2019	Baa1	1,920,000	2,296,566
PNC Bank National Association, 5.25%, 1/15/2017	A3	5,640,000	6,231,241
Royal Bank of Canada (Canada), 1.20%, 9/19/2017	Aaa	1,550,000	1,512,273
Santander Holdings USA, Inc., 3.00%, 9/24/2015	Baa2	2,000,000	2,050,664
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2	750,000	791,188
Wells Fargo & Co., Series M, 3.45%, 2/13/2023	A3	3,175,000	3,032,236

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Westpac Banking Corp. (Australia)[2], 1.25%, 12/15/2017	Aaa	$1,475,000	$1,436,060

			47,938,988

Consumer Finance - 3.4%
American Express Co., 2.65%, 12/2/2022	A3	4,525,000	4,178,009
American Express Co.[4], 6.80%, 9/1/2066	Baa2	3,445,000	3,677,537
Capital One Bank USA National Association, 3.375%, 2/15/2023	Baa1	4,950,000	4,679,007
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	3,385,000	4,193,328
Credit Acceptance Corp., 9.125%, 2/1/2017	B1	330,000	348,975
John Deere Capital Corp., 5.75%, 9/10/2018	A2	3,795,000	4,428,936

			21,505,792

Diversified Financial Services - 8.0%
Bank of America Corp., 5.75%, 8/15/2016	Baa3	3,715,000	4,036,964
Bank of America Corp., 3.30%, 1/11/2023	Baa2	1,520,000	1,436,623
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A2	2,195,000	2,613,676
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	10,616,000	13,376,447
CME Group, Inc., 3.00%, 9/15/2022	Aa3	6,010,000	5,658,115
CNG Holdings, Inc.[2], 9.375%, 5/15/2020	B3	705,000	676,800
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	Baa3	6,030,000	6,430,537
General Electric Capital Corp., 5.625%, 5/1/2018	A1	2,150,000	2,466,059
General Electric Capital Corp., 5.50%, 1/8/2020	A1	3,105,000	3,500,844
ING Bank N.V. (Netherlands)[2], 5.125%, 5/1/2015	Baa2	3,100,000	3,240,833
ING US, Inc. (Netherlands)[2], 2.90%, 2/15/2018	Baa3	2,050,000	2,060,316
ING US, Inc. (Netherlands)[2], 5.50%, 7/15/2022	Baa3	1,100,000	1,170,124
JPMorgan Chase Bank National Association, 5.875%, 6/13/2016	A1	3,000,000	3,344,967
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 7.375%, 10/1/2017	Ba3	575,000	586,500
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[2], 8.875%, 8/1/2020	B2	715,000	743,600

			51,342,405

Insurance - 5.7%
American International Group, Inc., 4.875%, 6/1/2022	Baa1	8,525,000	9,087,002
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	5,495,000	6,090,521
First American Financial Corp., 4.30%, 2/1/2023	Baa3	3,160,000	3,040,125
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3	7,955,000	9,244,346
Genworth Holdings, Inc.[4], 6.15%, 11/15/2066	Ba1	1,750,000	1,518,125
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	6,915,000	7,524,322

			36,504,441

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 9.0%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	Baa3	$1,620,000	$1,554,576
American Tower Trust I2, 1.551%, 3/15/2018	Aaa	1,625,000	1,596,850
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	2,750,000	2,883,625
Boston Properties LP, 5.875%, 10/15/2019	Baa2	4,455,000	5,138,442
Camden Property Trust, 5.70%, 5/15/2017	Baa1	4,025,000	4,475,929
Corporate Office Properties LP2, 3.60%, 5/15/2023	Baa3	3,350,000	3,091,976
Corrections Corp. of America[2], 4.125%, 4/1/2020	Ba1	580,000	566,950
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,000,000	1,091,149
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	4,180,000	4,360,200
HCP, Inc., 6.70%, 1/30/2018	Baa1	4,500,000	5,266,998
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	3,450,000	3,670,959
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	Baa3	3,290,000	3,017,414
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	2,665,000	3,265,113
National Retail Properties, Inc., 3.30%, 4/15/2023	Baa2	3,340,000	3,018,495
Simon Property Group LP, 6.125%, 5/30/2018	A3	3,000,000	3,524,679
Simon Property Group LP, 10.35%, 4/1/2019	A3	3,670,000	5,082,700
UDR, Inc., 4.625%, 1/10/2022	Baa2	5,700,000	5,896,867

			57,502,922

Total Financials			270,855,443

Health Care - 1.0%
Health Care Equipment & Supplies - 0.3%
Alere, Inc.[2], 6.50%, 6/15/2020	Caa1	795,000	771,150
Fresenius Medical Care US Finance, Inc. (Germany)[2], 6.50%, 9/15/2018	Ba2	695,000	755,813
Fresenius US Finance II, Inc. (Germany)[2], 9.00%, 7/15/2015	Ba1	445,000	491,725

			2,018,688

Health Care Providers & Services - 0.5%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3	2,885,000	3,086,520
Tenet Healthcare Corp.[2], 4.50%, 4/1/2021	Ba3	405,000	377,663

			3,464,183

Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International[2], 6.75%, 8/15/2021	B1	395,000	395,494
VPII Escrow Corp.[2], 6.75%, 8/15/2018	B1	575,000	589,375

			984,869

Total Health Care			6,467,740

Industrials - 3.5%
Aerospace & Defense - 1.0%
Bombardier, Inc. (Canada)[2], 4.25%, 1/15/2016	Ba2	365,000	373,213

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Aerospace & Defense (continued)
Bombardier, Inc. (Canada)[2], 6.125%, 1/15/2023	Ba2	$580,000	$575,650
DigitalGlobe, Inc.[2], 5.25%, 2/1/2021	B1	365,000	350,400
Ducommun, Inc., 9.75%, 7/15/2018	B3	350,000	382,375
Textron, Inc., 7.25%, 10/1/2019	Baa3	3,790,000	4,500,595

			6,182,233

Air Freight & Logistics - 0.1%
Aguila 3 S.A. (Luxembourg)[2], 7.875%, 1/31/2018	B2	370,000	381,100
FedEx Corp., 8.00%, 1/15/2019	Baa1	435,000	549,876

			930,976

Airlines - 0.3%
Aviation Capital Group Corp.[2], 4.625%, 1/31/2018	BB5	360,000	354,409
Aviation Capital Group Corp.[2], 6.75%, 4/6/2021	BB5	395,000	415,997
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	Ba2	165,000	171,600
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3	365,000	376,862
United Continental Holdings, Inc., 6.375%, 6/1/2018	B2	390,000	383,175

			1,702,043

Commercial Services & Supplies - 0.1%
Clean Harbors, Inc., 5.25%, 8/1/2020	Ba2	365,000	370,475
Garda World Security Corp. (Canada)[2], 9.75%, 3/15/2017	B2	380,000	401,850

			772,325

Industrial Conglomerates - 0.5%
General Electric Co., 5.25%, 12/6/2017	Aa3	2,100,000	2,371,209
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	Baa2	800,000	852,727

			3,223,936

Machinery - 0.5%
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	B2	535,000	583,150
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	2,350,000	2,495,832

			3,078,982

Marine - 0.1%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc., 8.875%, 11/1/2017	B1	390,000	403,650

Professional Services - 0.0%*
FTI Consulting, Inc.[2], 6.00%, 11/15/2022	Ba2	360,000	364,500

Road & Rail - 0.8%
Union Pacific Corp., 5.65%, 5/1/2017	Baa1	3,675,000	4,146,150

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail (continued)
Union Pacific Corp., 2.95%, 1/15/2023	Baa1	$1,100,000	$1,059,257

			5,205,407

Trading Companies & Distributors - 0.1%
Rexel S.A. (France)[2], 5.25%, 6/15/2020	Ba3	575,000	573,563

Total Industrials			22,437,615

Information Technology - 3.3%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3	325,000	344,500
ViaSat, Inc., 6.875%, 6/15/2020	B2	500,000	527,500

			872,000

Computers & Peripherals - 2.4%
Apple, Inc., 2.40%, 5/3/2023	Aa1	1,690,000	1,567,414
EMC Corp., 2.65%, 6/1/2020	A1	7,435,000	7,329,267
Hewlett-Packard Co., 2.125%, 9/13/2015	Baa1	6,615,000	6,694,949

			15,591,630

Electronic Equipment, Instruments & Components - 0.1%
CPI International, Inc., 8.00%, 2/15/2018	B3	390,000	401,700

Software - 0.7%
Audatex North America, Inc.[2], 6.00%, 6/15/2021	Ba2	550,000	548,625
Autodesk, Inc., 3.60%, 12/15/2022	Baa2	3,510,000	3,350,172
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[2], 9.25%, 1/15/2018	B3	360,000	367,200

			4,265,997

Total Information Technology			21,131,327

Materials - 6.2%
Chemicals - 0.8%
Ashland, Inc.[2], 3.875%, 4/15/2018	Ba1	580,000	574,200
Eastman Chemical Co., 3.60%, 8/15/2022	Baa2	3,000,000	2,891,577
Nufarm Australia Ltd. (Australia)[2], 6.375%, 10/15/2019	Ba3	735,000	733,163
Rentech Nitrogen Partners LP - Rentech Nitrogen Finance Corp.[2], 6.50%, 4/15/2021	B1	605,000	598,950
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc. (Luxembourg)[2], 8.75%, 2/1/2019	B1	365,000	348,575

			5,146,465

Metals & Mining - 4.2%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	5,185,000	5,508,233
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	3,866,992
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	500,000	481,804

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	$1,000,000	$901,396
Freeport-McMoRan Copper & Gold, Inc.[2], 2.375%, 3/15/2018	Baa3	2,350,000	2,235,029
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	Baa3	2,925,000	2,656,944
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	A3	4,000,000	3,950,184
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	A3	3,900,000	3,876,518
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[2], 8.75%, 11/15/2019	B3	375,000	382,500
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	3,010,000	2,926,792

			26,786,392

Paper & Forest Products - 1.2%
International Paper Co., 7.50%, 8/15/2021	Baa3	5,330,000	6,541,930
Smurfit Kappa Acquisitions (Ireland)[2], 4.875%, 9/15/2018	Ba2	940,000	911,800

			7,453,730

Total Materials			39,386,587

Telecommunication Services - 4.6%
Diversified Telecommunication Services - 2.1%
Digicel Ltd. (Jamaica)[2], 6.00%, 4/15/2021	B1	585,000	552,825
Inmarsat Finance plc (United Kingdom)[2], 7.375%, 12/1/2017	Ba2	295,000	306,800
Telefonica Emisiones S.A.U. (Spain), 3.192%, 4/27/2018	Baa2	6,485,000	6,281,423
UPCB Finance VI Ltd. (Netherlands)[2], 6.875%, 1/15/2022	Ba3	410,000	424,350
Verizon Communications, Inc., 2.00%, 11/1/2016	A3	3,000,000	3,056,898
Verizon Communications, Inc., 8.75%, 11/1/2018	A3	1,386,000	1,806,429
Windstream Corp., 7.50%, 6/1/2022	B1	665,000	678,300

			13,107,025

Wireless Telecommunication Services - 2.5%
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	A2	4,980,000	5,344,984
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	A2	4,070,000	4,670,223
Crown Castle Towers LLC[2], 4.883%, 8/15/2020	A2	610,000	655,953
SBA Tower Trust[2], 5.101%, 4/17/2017	A2	2,095,000	2,291,291
SBA Tower Trust[2], 2.933%, 12/15/2017	A2	1,515,000	1,528,886
SBA Tower Trust[2], 3.598%, 4/15/2018	Baa3	1,640,000	1,622,755

			16,114,092

Total Telecommunication Services			29,221,117

Utilities - 0.8%
Electric Utilities - 0.5%
System Energy Resources, Inc., 4.10%, 4/1/2023	Baa1	3,110,000	3,090,522

Gas Utilities - 0.3%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa1	2,000,000	1,924,674

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power Producers & Energy Traders - 0.0%*
NRG Energy, Inc., 7.875%, 5/15/2021	B1	$350,000	$373,625

Total Utilities			5,388,821

Total Non-Convertible Corporate Bonds
(Identified Cost $473,066,976)			490,865,074

TOTAL CORPORATE BONDS
(Identified Cost $475,827,913)			493,738,824

PREFERRED STOCKS - 3.1%

Financials - 3.1%
Commercial Banks - 1.4%
BB&T Corp., Series D (non-cumulative), 5.85%	Baa2	119,980	3,006,699
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	Baa3	123,550	2,996,087
U.S. Bancorp., Series F (non-cumulative), 6.50%[6]	Baa1	114,010	3,203,681

			9,206,467

Diversified Financial Services - 0.5%
JPMorgan Chase & Co., Series P (non-cumulative), 5.45%	Ba1	126,000	3,002,580

Real Estate Investment Trusts (REITS) - 1.2%
Boston Properties, Inc., Series F, 5.25%	Baa3	132,000	3,177,240
National Retail Properties, Inc., 5.70%	Baa3	70,000	1,677,900
Public Storage, Series Q, 6.50%	A3	109,100	2,804,961

			7,660,101

TOTAL PREFERRED STOCKS
(Identified Cost $19,835,173)			19,869,148

ASSET-BACKED SECURITIES - 1.0%
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	WR3	$848,832	874,745
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[2], 5.29%, 3/25/2016	Aaa	2,585,000	2,744,138
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[2], 3.74%, 2/25/2017	Aaa	2,360,000	2,478,696
SLM Student Loan Trust, Series 2002-4, Class A4[4], 0.413%, 3/15/2017	Aaa	86,173	85,855

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $5,878,478)			6,183,434

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.6%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	AAA[5]	348,692	363,447
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A2, 2.959%, 12/10/2030	AAA[5]	745,000	699,025
The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[4], 5.73%, 5/10/2045	AAA[5]	$700,000	$772,967
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa	335,000	367,603
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa	715,000	762,068
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[4], 5.715%, 9/11/2038	Aaa	1,010,000	1,114,907
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA[5]	650,000	718,774
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[2], 3.759%, 4/15/2044	Aaa	240,000	252,678
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[4], 5.218%, 7/15/2044	Aaa	500,000	537,098
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[2], 3.156%, 7/10/2046	Aaa	1,180,941	1,227,057
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	Aaa	1,055,000	974,915
Commercial Mortgage Trust, Series 2006-GG7, Class A4[4], 5.86%, 7/10/2038	Aaa	1,695,000	1,878,828
Credit Suisse Commercial Mortgage Trust, Series 2013-IVR3, Class A1[2,4], 2.50%, 5/25/2043	AAA[5]	1,586,924	1,516,150
Credit Suisse Mortgage Capital Certificates, Series 2013-TH1, Class A1[2,4], 2.13%, 2/25/2043	AAA[5]	1,518,329	1,427,361
Extended Stay America Trust, Series 2013-ESH7, Class A27[2], 2.958%, 12/5/2031	Aaa	1,500,000	1,455,841
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	WR3	1,400,000	1,326,699
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR3	1,325,000	1,308,249
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR3	1,480,000	1,462,228
FREMF Mortgage Trust, Series 2011-K701, Class B2,4, 4.286%, 7/25/2048	A5	950,000	967,774
FREMF Mortgage Trust, Series 2011-K702, Class B2,4, 4.77%, 4/25/2044	A3	230,000	238,555
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[4], 5.294%, 1/12/2043	Aaa	850,000	918,451
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[4], 5.20%, 12/15/2044	Aaa	1,670,000	1,802,165
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[4], 5.863%, 4/15/2045	Aaa	1,075,000	1,187,706
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA[5]	750,000	789,261
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,4], 3.00%, 3/25/2043	WR3	1,395,058	1,381,200

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,4], 3.50%, 5/25/2043	AAA[5]		$1,559,434	$1,523,478
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 Class A4, 3.176%, 8/15/2045	Aaa		1,505,000	1,443,569
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A4, 5.23%, 9/15/2042	Aaa		205,467	218,912
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[2], 3.884%, 9/15/2047	AAA[5]		200,000	211,774
Motel 6 Trust, Series 2012-MTL6, Class A2[2], 1.948%, 10/5/2025	AAA[5]		1,055,000	1,034,365
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	AAA[5]		420,000	455,432
Sequoia Mortgage Trust, Series 2011-2, Class A1[4], 3.90%, 9/25/2041	WR3		1,240,098	1,231,867
Sequoia Mortgage Trust, Series 2013-2, Class A1[4], 1.874%, 2/25/2043	AAA[5]		1,384,642	1,248,252
Sequoia Mortgage Trust, Series 2013-7, Class A2[4], 3.00%, 6/25/2043	AAA[5]		1,027,868	970,425
Sequoia Mortgage Trust, Series 2013-8, Class A1[4], 3.00%, 6/25/2043	Aaa		1,424,000	1,342,897
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	AAA[5]		1,195,000	1,245,417
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4], 5.239%, 10/15/2044	Aaa		1,060,032	1,139,650
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4], 6.011%, 6/15/2045	Aaa		1,220,000	1,357,883
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa		1,350,000	1,424,863
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	Aaa		1,915,000	1,793,644

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $42,707,919)				42,093,435

FOREIGN GOVERNMENT BONDS - 2.1%

Brazilian Government Bond (Brazil), 8.875%, 10/14/2019	Baa2		1,300,000	1,709,500
Chile Government Bond (Chile), 3.25%, 9/14/2021	Aa3		3,200,000	3,200,000
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	A3	MYR	8,905,000	2,890,967
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	Baa1	MXN	55,455,000	4,628,066
Russian Foreign Bond - Eurobond (Russia), 5.00%, 4/29/2020	Baa1		1,000,000	1,070,000

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $13,643,600)				13,498,533

MUTUAL FUND - 0.0%*

John Hancock Preferred Income Fund
(Identified Cost $139,390)			10,500	218,505

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES - 6.8%

Mortgage-Backed Securities - 6.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	$1,858,645	$2,004,544
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	153,682	165,788
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	170,426	186,973
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	1,193,257	1,287,298
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	219,986	241,325
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	2,088,612	2,253,737
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	127,778	137,905
Fannie Mae, Pool #AB4086, 3.00%, 12/1/2026	1,430,892	1,473,416
Fannie Mae, Pool #AJ7717, 3.00%, 12/1/2026	1,735,768	1,787,423
Fannie Mae, Pool #AK0726, 3.00%, 2/1/2027	703,860	724,664
Fannie Mae, Pool #AK4747, 3.50%, 3/1/2027	679,851	709,026
Fannie Mae, Pool #AB5970, 3.00%, 8/1/2027	1,994,885	2,055,989
Fannie Mae, Pool #AL3299, 3.00%, 2/1/2028	1,443,340	1,486,732
Fannie Mae, Pool #AL3586, 3.00%, 3/1/2028	979,434	1,009,936
Fannie Mae, Pool #MA1453, 3.00%, 5/1/2028	742,898	765,784
Fannie Mae, Pool #AT9599, 3.00%, 6/1/2028	318,617	328,431
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	808,435	876,796
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	2,798,341	3,041,088
Fannie Mae, Pool #AO8298, 3.50%, 8/1/2042	1,093,524	1,112,261
Fannie Mae, Pool #AB6228, 3.50%, 9/1/2042	1,096,278	1,116,448
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	1,516,025	1,483,329
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	347,805	340,342
Fannie Mae, Pool #AL3499, 3.50%, 5/1/2043	575,579	585,466
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	798,047	780,913
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	725,497	709,827
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	706,234	765,575
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	208,745	228,356
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	155,008	169,570
Freddie Mac, Pool #J19935, 2.50%, 8/1/2022	1,386,259	1,414,587
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	118,854	130,542
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	210,189	231,536
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	93,828	101,585
Freddie Mac, Pool #J16679, 3.00%, 9/1/2026	1,089,620	1,123,126
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	1,141,362	1,226,167
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	1,044,173	1,121,757
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	108,147	116,445
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	816,374	885,500
Freddie Mac, Pool #C03815, 3.50%, 3/1/2042	355,482	360,832
Freddie Mac, Pool #G07213, 3.50%, 11/1/2042	975,759	991,309
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	1,517,584	1,404,360
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	1,871,428	1,731,804
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	777,148	759,306
Freddie Mac, Pool #Q19118, 3.50%, 6/1/2043	1,450,996	1,474,236

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q19121, 3.50%, 6/1/2043	$1,450,996	$1,472,887
Freddie Mac, Pool #V80160, 3.50%, 6/1/2043	870,597	883,618
Freddie Mac, Pool #C09044, 3.50%, 7/1/2043	580,398	588,998

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $44,166,228)		43,847,537

SHORT-TERM INVESTMENT - 0.6%

Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.05%,
(Identified Cost $3,608,880)	3,608,880	3,608,880

TOTAL INVESTMENTS - 97.3%
(Identified Cost $605,807,581)		623,058,296
OTHER ASSETS, LESS LIABILITIES - 2.7%		17,235,796

NET ASSETS - 100%		$640,294,092

*Less than 0.1%

MXN - Mexican Peso

MYR - Malaysian Ringgit

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $96,614,360, or 15.1%, of the Series’ net assets as of June 30, 2013 (see Note 2 to the financial statements).

3Credit rating has been withdrawn. As of June 30, 2013, there is no rating available (unaudited).

4The coupon rate is floating and is the effective rate as of June 30, 2013.

5Credit ratings from S&P (unaudited).

6The rate shown is a fixed rate as of June 30, 2013; the rate becomes floating, based on LIBOR plus a spread, in 2022.

7Rate shown is the current yield as of June 30, 2013.

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $605,807,581) (Note 2)	$623,058,296
Interest receivable	6,340,139
Receivable for fund shares sold	748,645
Dividends receivable	46,791
Receivable for securities sold	19,590,046
Prepaid expenses	2,036

TOTAL ASSETS	649,785,953

LIABILITIES:

Accrued management fees (Note 3)	377,569
Accrued fund accounting and administration fees (Note 3)	22,558
Accrued transfer agent fees (Note 3)	1,828
Accrued Chief Compliance Officer service fees (Note 3)	339
Payable for securities purchased	8,143,942
Payable for fund shares repurchased	881,015
Other payables and accrued expenses	64,610

TOTAL LIABILITIES	9,491,861

TOTAL NET ASSETS	$640,294,092

NET ASSETS CONSIST OF:

Capital stock	$586,537
Additional paid-in-capital	605,872,658
Undistributed net investment income	2,151,623
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	14,433,102
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	17,250,172

TOTAL NET ASSETS	$640,294,092

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($640,294,092/58,653,708 shares)	$10.92

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Interest	$12,957,575
Dividends (net of foreign taxes withheld, $6,612)	456,482

Total Investment Income	13,414,057

EXPENSES:

Management fees (Note 3)	2,280,483
Fund accounting and administration fees (Note 3)	66,517
Transfer agent fees (Note 3)	8,117
Directors’ fees (Note 3)	7,230
Chief Compliance Officer service fees (Note 3)	1,117
Custodian fees	17,929
Miscellaneous	64,522

Total Expenses	2,445,915

NET INVESTMENT INCOME	10,968,142

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on- Investments	11,036,881
Foreign currency transactions and translation of other assets and liabilities	145,938

11,182,819

Net change in unrealized appreciation (depreciation) on- Investments	(34,639,776)
Foreign currency and translation of other assets and liabilities	(3,963)

(34,643,739)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(23,460,920)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,492,778)

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$10,968,142	$24,482,037
Net realized gain on investments and foreign currency	11,182,819	8,013,825
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(34,643,739)	30,148,362

Net increase (decrease) from operations	(12,492,778)	62,644,224

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(8,763,707)	(24,561,572)
From net realized gain on investments	—	(5,701,872)

Total distributions to shareholders	(8,763,707)	(30,263,444)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	30,469,019	29,117,332

Net increase in net assets	9,212,534	61,498,112

NET ASSETS:

Beginning of period	631,081,558	569,583,446

End of period (including undistributed net investment income of $2,151,623 and distribution in excess of net investment income $52,812, respectively)	$640,294,092	$631,081,558

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/2013 (UNAUDITED)	FOR THE YEARS ENDED
		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.27	$10.67	$10.96	$10.49	$9.66	$10.02

Income (loss) from investment operations:
Net investment income	0.19 [1]	0.45 [1]	0.51 [1]	0.55 [1]	0.57 [1]	0.42
Net realized and unrealized gain (loss) on investments	(0.39)	0.70	0.03	0.51	0.82	(0.32)

Total from investment operations	(0.20)	1.15	0.54	1.06	1.39	0.10

Less distributions to shareholders:
From net investment income	(0.15)	(0.45)	(0.51)	(0.52)	(0.56)	(0.45)
From net realized gain on investments	—	(0.10)	(0.32)	(0.07)	—	(0.01)

Total distributions to shareholders	(0.15)	(0.55)	(0.83)	(0.59)	(0.56)	(0.46)

Net asset value - End of period	$10.92	$11.27	$10.67	$10.96	$10.49	$9.66

Net assets - End of period (000’s omitted)	$640,294	$631,082	$569,583	$535,355	$395,308	$340,631

Total return[2]	(1.80%)	10.94%	4.91%	10.18%	14.35%	1.24%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%[3]	0.75%	0.75%	0.76%	0.78%	0.80%
Net investment income	3.37%[3]	4.01%	4.56%	4.92%	5.60%	4.84%
Portfolio turnover	28%	41%	35%	31%	72%	63%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	N/A	0.00%[4]	0.00%[4]	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Plus Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 125 million have been designated as Core Plus Bond Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$19,869,148	$19,869,148	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	43,847,537	—	43,847,537	—
Corporate debt:
Consumer Discretionary	60,373,106	—	60,373,106	—
Consumer Staples	7,968,786	—	7,968,786	—
Energy	27,634,532	—	27,634,532	—
Financials	270,855,443	—	270,855,443	—
Health Care	6,467,740	—	6,467,740	—
Industrials	22,437,615	—	22,437,615	—
Information Technology	21,131,327	—	21,131,327	—
Materials	39,386,587	—	39,386,587	—
Telecommunication Services	29,221,117	—	29,221,117	—
Utilities	5,388,821	—	5,388,821	—
Convertible corporate debt:
Financials	2,873,750	—	2,873,750	—
Asset-backed securities	6,183,434	—	6,183,434	—
Commercial mortgage-backed securities	42,093,435	—	42,093,435	—
Foreign government bonds	13,498,533	—	13,498,533	—
Mutual funds	3,827,385	3,827,385	—	—

Total assets	$623,058,296	$23,696,533	$599,361,763	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or June 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series did not hold any forward foreign currency exchange contracts during the six months ended June 30, 2013.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2013.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2013.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2013.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2009 through December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2014, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.90% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2013. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $188,798,711 and $168,002,584 respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $29,277,069 and $5,864,642, respectively.

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Core Plus Bond Series were:

	FOR THE SIX MONTHS ENDED 06/30/13		FOR THE YEAR ENDED 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,913,219	$55,651,806	5,829,953	$65,592,237
Reinvested	760,749	8,523,672	2,664,854	29,775,472
Repurchased	(3,006,136)	(33,706,459)	(5,875,777)	(66,250,377)

Total	2,667,832	$30,469,019	2,619,030	$29,117,332

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2013.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2012 was as follows:

Ordinary income	$26,389,475
Long-term capital gains	3,873,969

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2013, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$605,816,505
Unrealized appreciation	26,893,603
Unrealized depreciation	(9,651,812)

Net unrealized appreciation	$17,241,791

9.	Subsequent Event

Effective August 1, 2013, the shares of the Series have been redesignated as Class S Shares and the Series issued Class I Shares. Each class of shares is substantially the same except that Class S shares bear shareholder service fees.

Core Plus Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNCPB-6/13-SAR

HIGH YIELD BOND SERIES
www.manning-napier.com

High Yield Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD* 1/1/13-6/30/13	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,012.30	$5.64	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class I
Actual	$1,000.00	$1,013.70	$4.39	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

High Yield Bond Series

Portfolio Composition as of June 30, 2013

(unaudited)

Sector Allocation[1]

Cash, short-term investment, and other assets, less liabilities - 4.6%
Utilities - 1.0%
Telecommunication Services - 5.1%
Materials - 8.8%
Information Technology - 4.6%
Industrials - 17.1%
Health Care - 8.1%
Financials - 13.3%
Energy - 15.0%
Consumer Staples - 5.9%
Consumer Discretionary - 16.5%

[1]As a percentage of net assets.

Credit Quality Ratings[2,3]

Caa - 2.6%
Baa - 1.5%
Ba - 44.5%
B - 51.4%

[2]As a percentage of total corporate bonds.

2

High Yield Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 95.4%

Non-Convertible Corporate Bonds - 95.4%
Consumer Discretionary - 16.5%
Auto Components - 1.0%
Gestamp Funding Luxembourg S.A. (Spain)[2] , 5.625%, 5/31/2020	B1	$2,085,000	$1,980,750

Household Durables - 3.0%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2] , 6.125%, 7/1/2022	B2	2,035,000	1,996,844
Lennar Corp., 6.95%, 6/1/2018	Ba3	2,015,000	2,176,200
Weekley Homes LLC - Weekley Finance Corp.[2] , 6.00%, 2/1/2023	B2	1,860,000	1,827,450

			6,000,494

Media - 8.3%
CCO Holdings LLC - CCO Holdings Capital Corp.[2] , 5.25%, 3/15/2021	B1	2,995,000	2,950,075
Nara Cable Funding Ltd. (Spain)[2] , 8.875%, 12/1/2018	B1	2,165,000	2,251,600
Sirius XM Radio, Inc.[2] , 8.75%, 4/1/2015	B1	1,685,000	1,853,500
Sirius XM Radio, Inc.[2] , 4.25%, 5/15/2020	B1	2,000,000	1,880,000
Starz LLC - Starz Finance Corp., 5.00%, 9/15/2019	Ba2	3,115,000	3,091,637
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[2] , 5.50%, 1/15/2023	Ba3	3,165,000	2,990,925
Virgin Media Secured Finance plc (United Kingdom), 5.25%, 1/15/2021	Ba3	1,870,000	1,870,165

			16,887,902

Specialty Retail - 2.3%
Dufry Finance SCA (Switzerland)[2] , 5.50%, 10/15/2020	Ba3	2,000,000	2,005,284
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3	2,630,000	2,754,925

			4,760,209

Textiles, Apparel & Luxury Goods - 1.9%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	B1	1,870,000	1,879,350
SIWF Merger Sub, Inc. - Springs Industries, Inc.[2] , 6.25%, 6/1/2021	B2	1,975,000	1,935,500

			3,814,850

Total Consumer Discretionary			33,444,205

Consumer Staples - 5.9%
Food Products - 4.4%
C&S Group Enterprises LLC[2] , 8.375%, 5/1/2017	B1	2,369,000	2,511,140
FAGE Dairy Industry S.A. - FAGE USA Dairy Industry, Inc. (Greece)[2] , 9.875%, 2/1/2020	B3	1,875,000	2,020,313
Land O’ Lakes, Inc.[2] , 6.00%, 11/15/2022	Ba2	1,785,000	1,838,550
Shearer’s Foods LLC - Chip Finance Corp.[2] , 9.00%, 11/1/2019	B3	2,390,000	2,527,425

			8,897,428

Tobacco - 1.5%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3	3,000,000	3,097,500

Total Consumer Staples			11,994,928

The accompanying notes are an integral part of the financial statements.

3

High Yield Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 15.0%
Energy Equipment & Services - 3.7%
Calfrac Holdings LP (Canada)[2], 7.50%, 12/1/2020	B1	$3,680,000	$3,643,200
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.625%, 11/1/2018	B1	1,890,000	1,965,600
Sidewinder Drilling, Inc.[2], 9.75%, 11/15/2019	B3	1,890,000	1,913,625

			7,522,425

Oil, Gas & Consumable Fuels - 11.3%
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[2], 6.625%, 11/15/2019	Ba3	3,930,000	3,890,700
EPL Oil & Gas, Inc., 8.25%, 2/15/2018	Caa1	2,955,000	3,043,650
Gulfport Energy Corp.[2], 7.75%, 11/1/2020	B3	2,800,000	2,835,000
ION Geophysical Corp.[2], 8.125%, 5/15/2018	B3	1,380,000	1,331,700
LBC Tank Terminals Holding Netherlands B.V. (Belgium)[2], 6.875%, 5/15/2023	B3	1,970,000	1,974,925
Northern Tier Energy LLC - Northern Tier Finance Corp.[2], 7.125%, 11/15/2020	B1	3,145,000	3,176,450
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	Ba3	2,870,000	3,006,325
Sabine Pass Liquefaction LLC[2], 5.625%, 2/1/2021	Ba3	3,675,000	3,564,750

			22,823,500

Total Energy			30,345,925

Financials - 13.3%
Capital Markets - 2.9%
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 7.375%, 4/1/2020	B1	2,970,000	2,880,900
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3	2,500,000	3,012,500

			5,893,400

Commercial Banks - 1.0%
Provident Funding Associates LP - PFG Finance Corp.[2], 6.75%, 6/15/2021	Ba3	1,985,000	1,980,037

Consumer Finance - 0.9%
Credit Acceptance Corp., 9.125%, 2/1/2017	B1	1,770,000	1,871,775

Diversified Financial Services - 6.1%
CNG Holdings, Inc.[2], 9.375%, 5/15/2020	B3	3,150,000	3,024,000
CNH Capital LLC, 6.25%, 11/1/2016	Ba2	1,730,000	1,842,450
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 7.375%, 10/1/2017	Ba3	3,125,000	3,187,500
Oxford Finance LLC - Oxford Finance Co-Issuer, Inc.[2], 7.25%, 1/15/2018	B1	1,310,000	1,362,400
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[2], 8.875%, 8/1/2020	B2	2,760,000	2,870,400

			12,286,750

The accompanying notes are an integral part of the financial statements.

4

High Yield Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 1.0%
Fidelity & Guaranty Life Holdings, Inc.[2], 6.375%, 4/1/2021	B1	$2,100,000	$2,037,000

Real Estate Investment Trusts (REITS) - 1.4%
Corrections Corp. of America[2], 4.125%, 4/1/2020	Ba1	2,975,000	2,908,063

Total Financials			26,977,025

Health Care - 8.1%
Health Care Equipment & Supplies - 5.1%
Alere, Inc.[2], 7.25%, 7/1/2018	B3	1,880,000	1,992,800
Alere, Inc.[2], 6.50%, 6/15/2020	Caa1	2,060,000	1,998,200
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	Ba2	2,370,000	2,589,225
Fresenius Medical Care US Finance, Inc. (Germany)[2], 6.50%, 9/15/2018	Ba2	1,265,000	1,375,687
Fresenius US Finance II, Inc. (Germany)[2], 9.00%, 7/15/2015	Ba1	2,170,000	2,397,850

			10,353,762

Health Care Providers & Services - 0.4%
Tenet Healthcare Corp.[2], 4.50%, 4/1/2021	Ba3	1,000,000	932,500

Pharmaceuticals - 2.6%
Valeant Pharmaceuticals International[2], 6.75%, 8/15/2021	B1	3,815,000	3,819,769
VPII Escrow Corp.[2], 6.75%, 8/15/2018	B1	1,335,000	1,368,375

			5,188,144

Total Health Care			16,474,406

Industrials - 17.1%
Aerospace & Defense - 5.4%
Bombardier, Inc. (Canada)[2], 4.25%, 1/15/2016	Ba2	1,875,000	1,917,187
Bombardier, Inc. (Canada)[2], 6.125%, 1/15/2023	Ba2	3,185,000	3,161,113
DigitalGlobe, Inc.[2], 5.25%, 2/1/2021	B1	1,860,000	1,785,600
Ducommun, Inc., 9.75%, 7/15/2018	B3	1,845,000	2,015,663
Erickson Air-Crane, Inc.[2], 8.25%, 5/1/2020	B1	2,005,000	1,949,863

			10,829,426

Air Freight & Logistics - 1.0%
Aguila 3 S.A. (Luxembourg)[2], 7.875%, 1/31/2018	B2	1,885,000	1,941,550

Airlines - 4.5%
Aviation Capital Group Corp.[2], 4.625%, 1/31/2018	BB3	1,880,000	1,850,804
Aviation Capital Group Corp.[2], 6.75%, 4/6/2021	BB3	2,590,000	2,727,679
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	Ba2	1,890,000	1,965,600
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3	850,000	877,625

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
United Continental Holdings, Inc., 6.375%, 6/1/2018	B2	$1,760,000	$1,729,200

			9,150,908

Commercial Services & Supplies - 1.0%
Clean Harbors, Inc., 5.25%, 8/1/2020	Ba2	1,695,000	1,720,425
Garda World Security Corp. (Canada)[2], 9.75%, 3/15/2017	B2	225,000	237,937

			1,958,362

Machinery - 1.3%
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	B2	2,500,000	2,725,000

Marine - 1.0%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc., 8.875%, 11/1/2017	B1	2,015,000	2,085,525

Professional Services - 0.9%
FTI Consulting, Inc.[2], 6.00%, 11/15/2022	Ba2	1,880,000	1,903,500

Trading Companies & Distributors - 2.0%
International Lease Finance Corp., 6.25%, 5/15/2019	Ba3	1,000,000	1,027,500
Rexel S.A. (France)[2], 5.25%, 6/15/2020	Ba3	2,970,000	2,962,575

			3,990,075

Total Industrials			34,584,346

Information Technology - 4.6%
Communications Equipment - 1.9%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3	1,780,000	1,886,800
ViaSat, Inc., 6.875%, 6/15/2020	B2	1,845,000	1,946,475

			3,833,275

Electronic Equipment, Instruments & Components - 1.0%
CPI International, Inc., 8.00%, 2/15/2018	B3	1,950,000	2,008,500

Software - 1.7%
Audatex North America, Inc.[2], 6.00%, 6/15/2021	Ba2	1,500,000	1,496,250
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[2], 9.25%, 1/15/2018	B3	1,880,000	1,917,600

			3,413,850

Total Information Technology			9,255,625

Materials - 8.8%
Chemicals - 5.2%
Ashland, Inc.[2], 3.875%, 4/15/2018	Ba1	2,025,000	2,004,750
Nufarm Australia Ltd. (Australia)[2], 6.375%, 10/15/2019	Ba3	3,640,000	3,630,900
Rentech Nitrogen Partners LP - Rentech Nitrogen Finance Corp.[2], 6.50%, 4/15/2021	B1	3,065,000	3,034,350

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc. (Luxembourg)[2], 8.75%, 2/1/2019	B1	$1,860,000	$1,776,300

			10,446,300

Metals & Mining - 0.9%
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[2], 8.75%, 11/15/2019	B3	1,890,000	1,927,800

Paper & Forest Products - 2.7%
Smurfit Kappa Acquisitions (Ireland)[2], 4.875%, 9/15/2018	Ba2	5,580,000	5,412,600

Total Materials			17,786,700

Telecommunication Services - 5.1%
Diversified Telecommunication Services - 5.1%
Digicel Ltd. (Jamaica)[2], 6.00%, 4/15/2021	B1	3,095,000	2,924,775
Inmarsat Finance plc (United Kingdom)[2], 7.375%, 12/1/2017	Ba2	1,685,000	1,752,400
UPCB Finance VI Ltd. (Netherlands)[2], 6.875%, 1/15/2022	Ba3	2,000,000	2,070,000
Windstream Corp., 7.50%, 6/1/2022	B1	3,495,000	3,564,900

Total Telecommunication Services			10,312,075

Utilities - 1.0%
Independent Power Producers & Energy Traders - 1.0%
NRG Energy, Inc., 7.875%, 5/15/2021	B1	1,825,000	1,948,187

TOTAL CORPORATE BONDS
(Identified Cost $193,108,346)			193,123,422

SHORT-TERM INVESTMENT - 1.9%
Dreyfus Cash Management, Inc. - Institutional Shares[4], 0.05%,
(Identified Cost $3,833,468)		3,833,468	3,833,468

TOTAL INVESTMENTS - 97.3%
(Identified Cost $196,941,814)			196,956,890
OTHER ASSETS, LESS LIABILITIES - 2.7%			5,505,137

NET ASSETS - 100%			$202,462,027

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $137,386,320 or 67.9% of the Series’ net assets as of June 30, 2013 (see Note 2 to the financial statements).

3Credit ratings from S&P (unaudited).

4Rate shown is the current yield as of June 30, 2013.

The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments (identified cost $196,941,814) (Note 2)	$196,956,890
Interest receivable	3,411,663
Receivable for securities sold	8,860,051
Receivable for fund shares sold	250,731
Dividends receivable	211
Prepaid expenses	804

TOTAL ASSETS	209,480,350

LIABILITIES:

Accrued management fees (Note 3)	126,984
Accrued shareholder services fees (Class S) (Note 3)	38,302
Accrued fund accounting and administration fees (Note 3)	10,116
Accrued transfer agent fees (Note 3)	2,117
Accrued Chief Compliance Officer service fees (Note 3)	339
Payable for securities purchased	6,660,169
Payable for fund shares repurchased	174,950
Other payables and accrued expenses	5,346

TOTAL LIABILITIES	7,018,323

TOTAL NET ASSETS	$202,462,027

NET ASSETS CONSIST OF:

Capital stock	$191,338
Additional paid-in-capital	195,644,715
Undistributed net investment income	1,238,059
Accumulated net realized gain on investments	5,372,839
Net unrealized appreciation on investments	15,076

TOTAL NET ASSETS	$202,462,027

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($182,798,711/17,107,048 shares)	$10.69

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($19,663,316/2,026,726 shares)	$9.70

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Interest	$6,258,480
Dividends	1,708

Total Investment Income	6,260,188

EXPENSES:

Management fees (Note 3)	757,986
Shareholder services fees (Class S) (Note 3)	229,940
Fund accounting and administration fees (Note 3)	32,511
Transfer agent fees (Note 3)	6,620
Directors’ fees (Note 3)	2,184
Chief Compliance Officer service fees (Note 3)	1,117
Custodian fees	5,671
Miscellaneous	80,013

Total Expenses	1,116,042

NET INVESTMENT INCOME	5,144,146

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	4,063,197
Net change in unrealized appreciation (depreciation) on investments	(6,817,460)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(2,754,263)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,389,883

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,144,146	$10,787,749
Net realized gain (loss) on investments	4,063,197	7,047,305
Net change in unrealized appreciation (depreciation) on investments	(6,817,460)	7,175,708

Net increase from operations	2,389,883	25,010,762

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(3,491,930)	(10,361,600)
From net investment income (Class I)	(415,416)	(467,597)
From net realized gain on investments (Class S)	—	(5,914,586)
From net realized gain on investments (Class I)	—	(472,249)

Total distributions to shareholders	(3,907,346)	(17,216,032)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	10,790,355	10,044,454

Net increase in net assets	9,272,892	17,839,184

NET ASSETS:

Beginning of period	193,189,135	175,349,951

End of period (including undistributed net investment income of $1,238,059 and $1,259, respectively)	$202,462,027	$193,189,135

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED 6/30/13	FOR THE YEARS ENDED			FOR THE PERIOD 9/14/09[1] TO
	(UNAUDITED)	12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.75	$10.30	$10.74	$10.37	$10.00

Income from investment operations:
Net investment income[2]	0.28	0.63	0.69	0.75	0.20
Net realized and unrealized gain (loss) on investments	(0.13)	0.83	(0.17)	0.66	0.28

Total from investment operations	0.15	1.46	0.52	1.41	0.48

Less distributions to shareholders:
From net investment income	(0.21)	(0.64)	(0.67)	(0.75)	(0.10)
From net realized gain on investments	—	(0.37)	(0.29)	(0.29)	(0.01)

Total distributions to shareholders	(0.21)	(1.01)	(0.96)	(1.04)	(0.11)

Net asset value - End of period	$10.69	$10.75	$10.30	$10.74	$10.37

Net assets - End of period (000’s omitted)	$182,799	$179,187	$175,350	$158,181	$127,678

Total return[3]	1.31%	14.46%	4.87%	13.59%	4.82%
Ratios (to average net assets)/ Supplemental Data:
Expenses**	1.13%[4]	1.10%	1.12%	1.14%	1.20%[4]
Net investment income	5.07%[4]	5.83%	6.26%	6.79%	6.51%[4]
Portfolio turnover	54%	91%	63%	54%	22%

* Effective August 1, 2012, the shares of the Series have been designated as Class S.

** For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[5]	0.02%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/2013 (UNAUDITED)	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.78	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.26	0.25
Net realized and unrealized gain (loss) on investments	(0.12)	0.30

Total from investment operations	0.14	0.55

Less distributions to shareholders:
From net investment income	(0.22)	(0.40)
From net realized gain on investments	—	(0.37)

Total distributions to shareholders	(0.22)	(0.77)

Net asset value - End of period	$9.70	$9.78

Net assets - End of period (000’s omitted)	$19,663	$14,002

Total return[3]	1.37%	5.59%
Ratios (to average net assets)/ Supplemental Data:
Expenses[4]	0.88%	0.87%
Net investment income[4]	5.33%	5.90%
Portfolio turnover	54%	91%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The series is authorized to issue two classes of shares (Class S & Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder service fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 125 million have been designated as High Yield Bond Series Class S common stock and 100 million shares have been designated as High Yield Bond Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If

13

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Consumer Discretionary	$33,444,205	$—	$33,444,205	$—
Consumer Staples	11,994,928	—	11,994,928	—
Energy	30,345,925	—	30,345,925	—
Financials	26,977,025	—	26,977,025	—
Health Care	16,474,406	—	16,474,406	—
Industrials	34,584,346	—	34,584,346	—
Information Technology	9,255,625	—	9,255,625	—
Materials	17,786,700	—	17,786,700	—
Telecommunication Services	10,312,075	—	10,312,075	—
Utilities	1,948,187	—	1,948,187	—
Mutual fund	3,833,468	3,833,468	—	—

Total assets	$196,956,890	$3,833,468	$193,123,422	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or June 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

14

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2013.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2009 and the years ended December 31, 2010 through December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may

15

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Class S shares of the Series are subject to a shareholder service fee in accordance with a shareholder service plan adopted by the Board. The shareholder service fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2014, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder service fees, at no more than 0.95% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2013. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

16

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $116,771,694 and $105,761,869 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I shares of High Yield Bond Series were:

	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE YEAR ENDED 12/31/12
CLASS S	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,385,023	$15,208,363	2,014,989	$21,922,842
Reinvested	306,821	3,347,061	1,474,830	15,828,509
Repurchased	(1,248,981)	(13,687,033)	(3,857,491)	(42,040,705)

Total	442,863	$4,868,391	(367,672)	$(4,289,354)

	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE PERIOD 8/1/12 (COMMENCEMENT OF OPERATIONS) TO 12/31/12
CLASS I	SHARES	AMOUNT	SHARES	AMOUNT
Sold	556,340	$5,536,837	1,360,330	$13,642,660
Reinvested	40,420	400,419	94,180	923,980
Repurchased	(1,521)	(15,292)	(23,023)	(232,832)

Total	595,239	$5,921,964	1,431,487	$14,333,808

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2013.

17

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2012 was as follows:

Ordinary income	$14,255,662
Long-term capital gains	2,960,370

At June 30, 2013, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$196,941,814
Unrealized appreciation	3,226,927
Unrealized depreciation	(3,211,851)

Net unrealized appreciation	$15,076

18

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNHYB-6/13-SAR

INFLATION FOCUS EQUITY SERIES
www.manning-napier.com

Inflation Focus Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD* 1/1/13-6/30/13
Actual	$1,000.00	$1,025.30	$6.03
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Inflation Focus Equity Series

Portfolio Composition as of June 30, 2013

(unaudited)

Top Ten Stock Holdings[2]
Westport Innovations, Inc. - ADR (Canada)	3.4%	Syngenta AG (Switzerland)	3.0%
Cameron International Corp.	3.3%	Pentair Ltd. - ADR	3.0%
DuPont Fabros Technology, Inc.	3.2%	Pall Corp.	2.9%
Xylem, Inc.	3.1%	Monsanto Co.	2.8%
Ingredion, Inc.	3.0%	Hess Corp.	2.6%
2As a percentage of total investments.

2

Inflation Focus Equity Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 94.8%

Consumer Discretionary - 1.0%
Auto Components - 1.0%
BorgWarner, Inc.*	11,830	$1,019,155

Consumer Staples - 10.9%
Food & Staples Retailing - 3.8%
The Fresh Market, Inc.*	19,520	970,534
United Natural Foods, Inc.*	18,730	1,011,233
Whole Foods Market, Inc.	33,790	1,739,509

		3,721,276

Food Products - 7.1%
Annie’s, Inc.*	12,440	531,686
Glanbia plc (Ireland)*[1]	75,080	1,011,478
The Hain Celestial Group, Inc.*	15,410	1,001,188
Ingredion, Inc.	46,770	3,069,047
Mead Johnson Nutrition Co.	18,840	1,492,693

		7,106,092

Total Consumer Staples		10,827,368

Energy - 18.1%
Energy Equipment & Services - 11.4%
Baker Hughes, Inc.	32,620	1,504,761
Bourbon S.A. (France)[1]	20,600	535,043
Cameron International Corp.*	55,390	3,387,652
Core Laboratories N.V. - ADR	6,390	969,107
Fugro N.V. (Netherlands)[1]	17,300	940,014
Gulfmark Offshore, Inc. - Class A	24,100	1,086,669
Hornbeck Offshore Services, Inc.*	800	42,800
National Oilwell Varco, Inc.	14,230	980,447
Prosafe SE (Norway)[1]	112,900	992,785
Schlumberger Ltd.	13,590	973,859

		11,413,137

Oil, Gas & Consumable Fuels - 6.7%
Chesapeake Energy Corp.	24,450	498,291
Encana Corp. (Canada)	88,410	1,497,665
EOG Resources, Inc.	7,800	1,027,104
Hess Corp.	39,880	2,651,621
Range Resources Corp.	12,620	975,778

		6,650,459

Total Energy		18,063,596

Financials - 5.6%
Real Estate Investment Trusts (REITS) - 5.6%
Digital Realty Trust, Inc.	38,620	2,355,820
The accompanying notes are an integral part of the financial statements.

3

Inflation Focus Equity Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
DuPont Fabros Technology, Inc.	132,420	$3,197,943

Total Financials		5,553,763

Health Care - 2.1%
Health Care Equipment & Supplies - 2.1%
Neogen Corp.*	36,620	2,034,607

Industrials - 38.0%
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	17,650	993,872

Electrical Equipment - 3.4%
Polypore International, Inc.*	61,270	2,469,181
Schneider Electric S.A. (France)[1]	13,390	972,466

		3,441,647

Machinery - 23.2%
AGCO Corp.	39,220	1,968,452
Deere & Co.	10,390	844,187
FANUC Corp. (Japan)[1]	12,900	1,866,977
Joy Global, Inc.	30,110	1,461,238
Kennametal, Inc.	49,940	1,939,170
KUKA AG (Germany)[1]	35,240	1,487,741
Lindsay Corp.	13,400	1,004,732
Pall Corp.	44,470	2,954,142
Pentair Ltd. - ADR	51,940	2,996,419
Westport Innovations, Inc. - ADR (Canada)*	102,420	3,434,143
Xylem, Inc.	116,090	3,127,465

		23,084,666

Professional Services - 2.0%
ALS Ltd. (Australia)[1]	230,020	2,002,403

Trading Companies & Distributors - 4.8%
Brenntag AG (Germany)[1]	13,590	2,065,569
Fastenal Co.	43,340	1,987,139
MSC Industrial Direct Co., Inc. - Class A	9,410	728,899

		4,781,607

Transportation Infrastructure - 3.6%
Groupe Eurotunnel S.A. (France)[1]	220,610	1,677,503
Koninklijke Vopak N.V. (Netherlands)[1]	32,890	1,941,270

		3,618,773

Total Industrials		37,922,968

The accompanying notes are an integral part of the financial statements.

4

Inflation Focus Equity Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology - 4.4%
Computers & Peripherals - 1.1%
Stratasys Ltd.*	12,680	$1,061,823

Electronic Equipment, Instruments & Components - 1.3%
Maxwell Technologies, Inc.*	182,780	1,306,877

Software - 2.0%
Aspen Technology, Inc.*	17,010	489,718
Aveva Group plc (United Kingdom)[1]	43,550	1,492,980

		1,982,698

Total Information Technology		4,351,398

Materials - 14.7%
Chemicals - 12.5%
Johnson Matthey plc (United Kingdom)[1]	63,620	2,541,949
Monsanto Co.	28,230	2,789,124
Nufarm Ltd. (Australia)[1]	475,100	2,015,081
Syngenta AG (Switzerland)[1]	7,840	3,057,277
Umicore S.A. (Belgium)[1]	51,120	2,122,738

		12,526,169

Metals & Mining - 2.2%
Alumina Ltd. (Australia)*[1]	1,072,590	954,579
Schnitzer Steel Industries, Inc. - Class A	51,890	1,213,188

		2,167,767

Total Materials		14,693,936

TOTAL COMMON STOCKS
(Identified Cost $87,511,586)		94,466,791

SHORT-TERM INVESTMENT - 6.7%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.05%
(Identified Cost $6,687,504)	6,687,504	6,687,504

TOTAL INVESTMENTS - 101.5%
(Identified Cost $94,199,090)		101,154,295
LIABILITIES, LESS OTHER ASSETS - (1.5%)		(1,450,308)

NET ASSETS - 100%		$99,703,987

ADR - American Depository Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2013.

The accompanying notes are an integral part of the financial statements.

5

Inflation Focus Equity Series

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $94,199,090) (Note 2)	$101,154,295
Cash	136,981
Receivable for fund shares sold	154,908
Dividends receivable	119,962
Foreign tax reclaims receivable	42,946
Prepaid expenses	688

TOTAL ASSETS	101,609,780

LIABILITIES:

Accrued management fees (Note 3)	76,064
Accrued fund accounting and administration fees (Note 3)	5,900
Accrued transfer agent fees (Note 3)	2,064
Accrued Directors’ fees (Note 3)	641
Accrued Chief Compliance Officer service fees (Note 3)	339
Payable for securities purchased	1,593,220
Payable for fund shares repurchased	181,963
Other payables and accrued expenses	45,602

TOTAL LIABILITIES	1,905,793

TOTAL NET ASSETS	$99,703,987

NET ASSETS CONSIST OF:

Capital stock	$87,980
Additional paid-in-capital	91,114,186
Undistributed net investment income	140,303
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	1,410,357
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	6,951,161

TOTAL NET ASSETS	$99,703,987

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($99,703,987/8,797,977 shares)	$11.33

The accompanying notes are an integral part of the financial statements.

6

Inflation Focus Equity Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $36,392)	$674,954

EXPENSES:

Management fees (Note 3)	445,542
Fund accounting and administration fees (Note 3)	18,713
Transfer agent fees (Note 3)	7,596
Chief Compliance Officer service fees (Note 3)	1,117
Directors’ fees (Note 3)	426
Custodian fees	7,631
Miscellaneous	57,166

Total Expenses	538,191

Less reduction of expenses (Note 3)	(3,540)

Net Expenses	534,651

NET INVESTMENT INCOME	140,303

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	1,518,490
Foreign currency and translation of other assets and liabilities	(835)

1,517,655

Net change in unrealized appreciation (depreciation) on- Investments	(50,565)
Foreign currency and translation of other assets and liabilities	(4,568)

(55,133)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	1,462,522

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,602,825

The accompanying notes are an integral part of the financial statements.

7

Inflation Focus Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$140,303	$355,792
Net realized gain (loss) on investments and foreign currency	1,517,655	2,157,793
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(55,133)	7,368,181

Net increase from operations	1,602,825	9,881,766

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(367,886)
From net realized gain on investments	—	(1,816,566)

Total distributions to shareholders	—	(2,184,452)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	18,987,264	2,149,322

Net increase in net assets	20,590,089	9,846,636

NET ASSETS:

Beginning of period	79,113,898	69,267,262

End of period (including undistributed net investment income of $ 140,303 and $0, respectively)	$99,703,987	$79,113,898

The accompanying notes are an integral part of the financial statements.

8

Inflation Focus Equity Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12	FOR THE PERIOD 8/23/11[1] TO 12/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.05	$9.95	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.02	0.05	0.00 [3]
Net realized and unrealized gain (loss) on investments	0.26	1.36	(0.05)

Total from investment operations	0.28	1.41	(0.05)

Less distributions to shareholders:
From net investment income	—	(0.05)	—
From net realized gain on investments	—	(0.26)	—

Total distributions to shareholders	—	(0.31)	—

Net asset value - End of period	$11.33	$11.05	$9.95

Net assets - End of period (000’s omitted)	$99,704	$79,114	$69,267

Total return[4]	2.53%	14.26%	(0.50%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.20%[5]	1.20%	1.20%[5]
Net investment income	0.31%[5]	0.47%	0.60%[5]
Portfolio turnover	24%	56%	9%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	0.01%[5]	0.03%	0.16%[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

9

Inflation Focus Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Inflation Focus Equity Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth and inflation protection primarily through investment in equity securities that are expected to benefit from an inflationary environment.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 100 million have been designated as Inflation Focus Equity Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

10

Inflation Focus Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$1,019,155	$1,019,155	$—	$—
Consumer Staples	10,827,368	9,815,890	1,011,478	—
Energy	18,063,596	15,595,754	2,467,842	—
Financials	5,553,763	5,553,763	—	—
Health Care	2,034,607	2,034,607	—	—
Industrials	37,922,968	25,909,039	12,013,929	—
Information Technology	4,351,398	2,858,418	1,492,980	—
Materials	14,693,936	4,002,312	10,691,624	—
Mutual fund	6,687,504	6,687,504	—	—

Total assets	$101,154,295	$73,476,442	$27,677,853	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or June 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and

11

Inflation Focus Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2011 and the year ended December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

12

Inflation Focus Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2014, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $3,540 for the six months ended June 30, 2013, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $39,039,759 and $20,549,306 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of Inflation Focus Equity Series were:

	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE YEAR ENDED 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,899,198	$21,914,745	684,939	$7,455,324
Reinvested	—	—	197,345	2,153,038
Repurchased	(257,836)	(2,927,481)	(687,077)	(7,459,040)

Total	1,641,362	$18,987,264	195,207	$2,149,322

13

Inflation Focus Equity Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

Approximately 85% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2013.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2012 was as follows:

Ordinary income	$2,088,150
Long-term capital gains	96,302

At June 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$94,638,441
Unrealized appreciation	10,039,719
Unrealized depreciation	(3,523,865)

Net unrealized appreciation	$6,515,854

14

Inflation Focus Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNIFE-6/30-SAR

EMERGING MARKETS SERIES
www.manning-napier.com

Emerging Markets Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD 1/1/13-6/30/13
Actual	$1,000.00	$ 961.30	$5.84
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Emerging Markets Series

Portfolio Composition as of June 30, 2013

(unaudited)

2

Emerging Markets Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 90.0%

Consumer Discretionary - 11.3%
Auto Components - 1.4%
Mando Corp. (South Korea)[1]	14,900	$1,330,726

Automobiles - 2.3%
Hyundai Motor Co. (South Korea)[1]	10,570	2,073,100

Diversified Consumer Services - 3.0%
Anhanguera Educacional Participacoes S.A. (Brazil)	470,190	2,752,003

Hotels, Restaurants & Leisure - 1.2%
Arcos Dorados Holdings, Inc. (Argentina)	91,000	1,062,880

Household Durables - 1.1%
LG Electronics, Inc. (South Korea)[1]	15,900	1,010,584

Specialty Retail - 2.3%
Belle International Holdings Ltd. (Hong Kong)[1]	1,036,000	1,416,294
China ZhengTong Auto Services Holdings Ltd. (China)*[1]	1,470,000	685,025

		2,101,319

Total Consumer Discretionary		10,330,612

Consumer Staples - 12.7%
Beverages - 4.1%
Cia Cervecerias Unidas S.A. - ADR (Chile)	83,000	2,374,630
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	34,900	1,303,515

		3,678,145

Food & Staples Retailing - 3.3%
President Chain Store Corp. (Taiwan)[1]	239,000	1,562,300
Raia Drogasil S.A. (Brazil)	150,000	1,453,380

		3,015,680

Food Products - 3.4%
Charoen Pokphand Foods PCL (Thailand)[1]	1,640,000	1,357,903
M Dias Branco S.A. (Brazil)	46,000	1,739,933

		3,097,836

Personal Products - 1.9%
Natura Cosmeticos S.A. (Brazil)	79,000	1,727,743

Total Consumer Staples		11,519,404

Energy - 4.8%
Energy Equipment & Services - 1.2%
Anton Oilfield Services Group (China)[1]	682,000	488,944
SPT Energy Group, Inc. (China)[1]	980,000	591,858

		1,080,802

Oil, Gas & Consumable Fuels - 3.6%
Pacific Rubiales Energy Corp. (Colombia)	110,000	1,931,825

The accompanying notes are an integral part of the financial statements.

3

Emerging Markets Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro S.A. - ADR (Brazil)	93,700	$1,373,642

Total Energy		4,386,269

Financials - 9.9%
Capital Markets - 0.4%
OSK Holdings Berhad (Malaysia)[1]	712,375	371,053

Commercial Banks - 3.8%
Hong Leong Financial Group Berhad (Malaysia)[1]	338,000	1,541,757
ICICI Bank Ltd. - ADR (India)	50,000	1,912,500

		3,454,257

Diversified Financial Services - 2.1%
JSE Ltd. (South Africa)[1]	271,000	1,946,475

Insurance - 1.5%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	143,000	1,405,423

Real Estate Management & Development - 2.1%
BR Malls Participacoes S.A. (Brazil)	71,000	634,795
General Shopping Brasil S.A. (Brazil)*	318,000	1,227,051

		1,861,846

Total Financials		9,039,054

Health Care - 20.4%
Biotechnology - 2.7%
Green Cross Corp. (South Korea)[1]	23,100	2,472,794

Health Care Equipment & Supplies - 5.9%
Mindray Medical International Ltd. - ADR (China)	76,700	2,872,415
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	2,326,000	2,534,144

		5,406,559

Health Care Providers & Services - 3.8%
Life Healthcare Group Holdings Ltd. (South Africa)[1]	809,000	3,068,413
Qualicorp S.A. (Brazil)*	46,000	350,254

		3,418,667

Pharmaceuticals - 8.0%
Glenmark Pharmaceuticals Ltd. (India)[1]	410,383	3,773,028
Lupin Ltd. (India)[1]	134,490	1,764,268
Strides Arcolab Ltd. (India)[1]	118,000	1,723,667

		7,260,963

Total Health Care		18,558,983

Industrials - 14.5%
Electrical Equipment - 2.3%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	2,042,607

The accompanying notes are an integral part of the financial statements.

4

Emerging Markets Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery - 6.0%
Hiwin Technologies Corp. (Taiwan)[1]	372,450	$2,206,651
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	92,156	3,246,995

		5,453,646

Marine - 4.1%
Precious Shipping PCL (Thailand)[1]	2,577,400	1,468,907
Sinotrans Shipping Ltd. (China)[1]	9,500,000	2,268,609

		3,737,516

Transportation Infrastructure - 2.1%
Malaysia Airports Holdings Berhad (Malaysia)[1]	967,000	1,931,245

Total Industrials		13,165,014

Information Technology - 8.7%
Internet Software & Services - 7.0%
Mail.ru Group Ltd. - GDR (Russia)[1]	25,400	727,964
NHN Corp. (South Korea)[1]	9,800	2,488,078
Tencent Holdings Ltd. (China)[1]	20,000	780,945
Yandex N.V. - Class A - ADR (Russia)*	45,700	1,262,691
Youku Tudou, Inc. - ADR (China)*	56,800	1,089,992

		6,349,670

Semiconductors & Semiconductor Equipment - 1.7%
Samsung Electronics Co. Ltd. (South Korea)[1]	1,360	1,589,601

Total Information Technology		7,939,271

Materials - 3.6%
Chemicals - 1.6%
Yingde Gases Group Co., Ltd. (China)[1]	1,604,000	1,473,270

Metals & Mining - 2.0%
Impala Platinum Holdings Ltd. (South Africa)[1]	188,000	1,770,614

Total Materials		3,243,884

Telecommunication Services - 4.1%
Wireless Telecommunication Services - 4.1%
MTN Group Ltd. (South Africa)[1]	94,700	1,761,364
SK Telecom Co. Ltd. (South Korea)[1]	10,900	2,004,570

Total Telecommunication Services		3,765,934

TOTAL COMMON STOCKS
(Identified Cost $77,161,218)		81,948,425

MUTUAL FUNDS - 4.9%

iShares India 50 ETF	104,000	2,320,240

The accompanying notes are an integral part of the financial statements.

5

Emerging Markets Series

Investment Portfolio - June 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

MUTUAL FUNDS (continued)

PowerShares India Portfolio	128,000	$2,120,960

TOTAL MUTUAL FUNDS
(Identified Cost $4,613,804)		4,441,200

SHORT-TERM INVESTMENT - 5.5%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.05%,
(Identified Cost $5,014,736)	5,014,736	5,014,736

TOTAL INVESTMENTS - 100.4%
(Identified Cost $86,789,758)		91,404,361
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(384,127)

NET ASSETS - 100%		$91,020,234

ADR - American Depository Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2013.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Brazil - 15.3%; South Korea - 14.2%; China - 14.0%; India - 10.1%.

The accompanying notes are an integral part of the financial statements.

6

Emerging Markets Series

Statement of Assets & Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $86,789,758) (Note 2)	$91,404,361
Dividends receivable	101,619
Receivable for fund shares sold	82,849
Foreign currency (identified cost $79,772)	78,960
Prepaid expenses	661

TOTAL ASSETS	91,668,450

LIABILITIES:

Accrued foreign capital gains tax (Note 2)	133,037
Foreign capital gains tax payable (Note 2)	812
Accrued management fees (Note 3)	62,621
Accrued fund accounting and administration fees (Note 3)	5,513
Accrued transfer agent fees (Note 3)	2,522
Accrued Chief Compliance Officer service fees (Note 3)	340
Accrued Directors’ fees (Note 3)	252
Payable for fund shares repurchased	177,254
Payable for securities purchased	174,257
Accrued custodian fees	61,999
Other payables and accrued expenses	29,609

TOTAL LIABILITIES	648,216

TOTAL NET ASSETS	$91,020,234

NET ASSETS CONSIST OF:

Capital stock	$81,318
Additional paid-in-capital	81,400,852
Undistributed net investment income	512,502
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	4,544,775
Net unrealized appreciation on investments (net of foreign capital gains tax of $133,037), foreign currency and translation of other assets and liabilities	4,480,787

TOTAL NET ASSETS	$91,020,234

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($91,020,234/8,131,757 shares)	$11.19

The accompanying notes are an integral part of the financial statements.

7

Emerging Markets Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $134,545)	$1,086,404

EXPENSES:

Management fees (Note 3)	478,251
Fund accounting and administration fees (Note 3)	19,716
Transfer agent fees (Note 3)	7,258
Directors’ fees (Note 3)	787
Chief Compliance Officer service fees (Note 3)	1,117
Custodian fees	65,920
Miscellaneous	58,543

Total Expenses	631,592
Less reduction of expenses (Note 3)	(57,690)

Net Expenses	573,902

NET INVESTMENT INCOME	512,502

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of India tax of $212,317)	4,032,008
Foreign currency and translation of other assets and liabilities	(89,070)

3,942,938

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $491,001)	(8,030,755)
Foreign currency and translation of other assets and liabilities	(2,474)

(8,033,229)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(4,090,291)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,577,789)

The accompanying notes are an integral part of the financial statements.

8

Emerging Markets Series

Statements of Changes in Net Assets

	FOR THE SIX MONTH ENDED 6/30/2013 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$512,502	$343,149
Net realized gain (loss) on investments and foreign currency	3,942,938	3,936,183
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(8,033,229)	13,482,230

Net increase (decrease) from operations	(3,577,789)	17,761,562

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(208,190)
From net realized gain on investments	—	(3,291,467)

Total distributions to shareholders	—	(3,499,657)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(655,209)	2,876,916

Net increase (decrease) in net assets	(4,232,998)	17,138,821

NET ASSETS:

Beginning of period	95,253,232	78,114,411

End of period (including undistributed net investment income of $ 512,502 and $ 0, respectively)	$91,020,234	$95,253,232

The accompanying notes are an integral part of the financial statements.

9

Emerging Markets Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE YEAR ENDED 12/31/12	FOR THE PERIOD 11/16/11[1] TO 12/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.64	$9.85	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.06	0.04	0.01
Net realized and unrealized gain (loss) on investments	(0.51)	2.20	(0.15)

Total from investment operations	(0.45)	2.24	(0.14)

Less distributions to shareholders:
From net investment income	—	(0.03)	(0.01)
From net realized gain on investments	—	(0.42)	—

Total distributions to shareholders	—	(0.45)	(0.01)

Net asset value - End of period	$11.19	$11.64	$9.85

Net assets - End of period (000’s omitted)	$91,020	$95,253	$78,114

Total return[3]	(3.87%)	22.77%	(1.37%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.20%[4]	1.20%	1.20%[4]
Net investment income	1.07%[4]	0.39%	0.86%[4]
Portfolio turnover	16%	40%	0%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	0.12%[4]	0.07%	0.95%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Emerging Markets Series

Notes to Financial Statements

(unaudited)

1.	Organization

Emerging Markets Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Fund’s advisor is Manning and Napier Advisors, LLC (“The Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 100 million have been designated as Emerging Markets Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

11

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$10,330,612	$3,814,883	$6,515,729	$—
Consumer Staples	11,519,404	8,599,201	2,920,203	—
Energy	4,386,269	3,305,467	1,080,802	—
Financials	9,039,054	5,179,769	3,859,285	—
Health Care	18,558,983	3,222,669	15,336,314	—
Industrials	13,165,014	—	13,165,014	—
Information Technology	7,939,271	2,352,683	5,586,588	—
Materials	3,243,884	—	3,243,884	—
Telecommunication Services	3,765,934	—	3,765,934	—
Mutual funds	9,455,936	9,455,936	—	—

Total assets	$91,404,361	$35,930,608	$55,473,753	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or June 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date

12

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. As of June 30, 2013, no investments in forward foreign currency exchange contracts were held by the Series.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2011 and the year ended December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

13

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2014, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor voluntarily waived fees of $57,690 for the six months ended June 30, 2013, which is included as a reduction of expenses on the statement of operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

14

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $14,987,997 and $15,466,853, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Emerging Markets Series were:

	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE YEAR ENDED 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	438,517	$5,138,291	786,473	$8,680,541
Reinvested	—	—	304,792	3,462,433
Repurchased	(491,100)	(5,793,500)	(835,935)	(9,266,058)

Total	(52,583)	$(655,209)	255,330	2,876,916

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2013.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

15

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2012 was as follows:

Ordinary income	$3,478,088
Long-term capital gains	21,569

At June 30, 2013, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$86,789,758
Unrealized appreciation	11,871,652
Unrealized depreciation	(7,257,049)

Net unrealized appreciation	$4,614,603

16

{This page intentionally left blank}

17

Emerging Markets Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNEMS-6/13-SAR

GLOBAL FIXED INCOME SERIES
www.manning-napier.com

Global Fixed Income Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013, except for Class S Actual, which is from April 1, 2013* to June 30, 2013).

Actual Expenses

The Actual lines of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Class of the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical line for each class in of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13*	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD** 1/1/13-6/30/13	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 959.20	$2.05	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,010.23	$4.24	0.85%
Class I
Actual	$1,000.00	$ 977.54	$3.43	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%

*Class S inception date was April 1, 2013.

**Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period (except for the Series’ Class S Actual return information, which reflects the 90 day period ended June 30, 2013 due to its inception date of April 1, 2013). The Series’ total return would have been lower had certain expenses not been waived during the period

1

Global Fixed Income Series

Portfolio Composition as of June 30, 2013

(unaudited)

Country Allocation[1]

Cash, mutual fund, short-term investment, and other assets, less liabilities - 3.6%
Australia - 2.8%
Brazil - 1.0%
Canada - 4.9%
Indonesia - 1.0%
Ireland - 2.1%
Italy - 8.4%
Japan - 5.2%
Luxembourg - 1.1%
Malaysia - 1.3%
Mexico - 4.7%
Portugal - 2.1%
Singapore - 1.7%
South Korea - 2.4%
Spain - 8.0%
Thailand - 1.2%
United Kingdom - 6.5%
United States - 39.9%
Miscellaneous[2] - 2.1%

[1]As a percentage of net assets.
[2]Miscellaneous

Chile 0.7%	Russia 0.4%
Germany 0.2%	Sweden 0.3%
Greece 0.1%	Switzerland 0.1%
Netherlands 0.3%	

Credit Quality Ratings[4,5]

Cash, mutual fund, short-term investment, and other assets, less liabilities - 3.7%
Unrated investments - 2.3%
A - 12.5%
Aa - 13.1%
Aaa - 10.1%
B - 3.2%
Ba - 6.7%
Baa - 48.4%

2

Global Fixed Income Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS - 54.4%

Non-Convertible Corporate Bonds - 54.4%
Consumer Discretionary - 7.5%
Auto Components - 0.2%
Gestamp Funding Luxembourg S.A. (Spain)[3], 5.625%, 5/31/2020	B1	500,000	$475,000

Hotels, Restaurants & Leisure - 0.6%
International Game Technology, 7.50%, 6/15/2019	Baa2	1,000,000	1,157,721

Household Durables - 1.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B2	500,000	490,625
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3	520,000	555,334
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,280,000	1,244,461
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3	1,190,000	1,206,934

			3,497,354

Media - 3.1%
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.25%, 3/15/2021	B1	500,000	492,500
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	835,000	901,569
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	320,000	355,008
Discovery Communications LLC, 3.25%, 4/1/2023	Baa2	700,000	656,417
Nara Cable Funding Ltd. (Spain)[3], 8.875%, 12/1/2018	B1	500,000	520,000
NBCUniversal Media LLC, 5.15%, 4/30/2020	A3	695,000	791,251
Sirius XM Radio, Inc.[3], 4.25%, 5/15/2020	B1	500,000	470,000
Time Warner, Inc., 3.15%, 7/15/2015	Baa2	565,000	590,180
Time Warner, Inc., 4.75%, 3/29/2021	Baa2	770,000	828,325
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[3], 5.50%, 1/15/2023	Ba3	500,000	472,500
The Walt Disney Co., 1.35%, 8/16/2016	A2	600,000	605,429
The Walt Disney Co., 5.625%, 9/15/2016	A2	10,000	11,387

			6,694,566

Multiline Retail - 0.3%
Dollar General Corp., 1.875%, 4/15/2018	Baa3	350,000	337,690
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa3	350,000	322,827
Target Corp., 3.875%, 7/15/2020	A2	15,000	16,034

			676,551

Specialty Retail - 1.4%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	Baa3	355,000	345,230
The Home Depot, Inc., 5.40%, 3/1/2016	A3	1,265,000	1,409,572
Lowe’s Companies, Inc., 1.625%, 4/15/2017	A3	700,000	699,798
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3	500,000	523,750

			2,978,350

The accompanying notes are an integral part of the financial statements.

3

Global Fixed Income Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT[2]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp., 5.95%, 11/1/2017	A3		625,000	$725,077

Total Consumer Discretionary				16,204,619

Consumer Staples - 1.0%
Beverages - 0.3%
The Coca-Cola Co., 1.50%, 11/15/2015	Aa3		535,000	545,762

Food Products - 0.7%
C&S Group Enterprises LLC[3], 8.375%, 5/1/2017	B1		500,000	530,000
FAGE Dairy Industry S.A. - FAGE USA Dairy Industry, Inc. (Greece)[3], 9.875%, 2/1/2020	B3		250,000	269,375
Shearer’s Foods LLC - Chip Finance Corp.[3], 9.00%, 11/1/2019	B3		250,000	264,375
Tyson Foods, Inc., 4.50%, 6/15/2022	Baa3		440,000	449,603

				1,513,353

Total Consumer Staples				2,059,115

Energy - 2.8%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2		575,000	724,040
Schlumberger Oilfield plc[3], 4.20%, 1/15/2021	A1		560,000	598,060
Weatherford International Ltd., 9.625%, 3/1/2019	Baa2		1,355,000	1,713,019

				3,035,119

Oil, Gas & Consumable Fuels - 1.4%
Buckeye Partners LP, 4.15%, 7/1/2023	Baa3		330,000	321,072
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[3], 6.625%, 11/15/2019	Ba3		500,000	495,000
EOG Resources, Inc., 2.625%, 3/15/2023	A3		490,000	458,514
Lukoil International Finance B.V. (Russia)[3], 3.416%, 4/24/2018	Baa2		250,000	243,125
Petrobras International Finance Co. (Brazil), 5.375%, 1/27/2021	A3		1,515,000	1,522,111

				3,039,822

Total Energy				6,074,941

Financials - 30.5%
Capital Markets - 4.8%
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	AAA[4]	EUR	50,000	73,324
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	A3		330,000	324,005
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3		1,790,000	2,017,044
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3		615,000	667,308
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	A3		550,000	588,444
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	B1		500,000	485,000
Jefferies Group LLC, 5.125%, 4/13/2018	Baa3		15,000	15,675
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3		2,265,000	2,729,325

The accompanying notes are an integral part of the financial statements.

4

Global Fixed Income Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	Baa2	480,000	$552,443
Morgan Stanley, 2.125%, 4/25/2018	Baa1	740,000	708,203
Morgan Stanley, 5.75%, 1/25/2021	Baa1	2,015,000	2,187,186

			10,347,957

Commercial Banks - 10.7%
Banco Santander S.A. (Spain), 4.00%, 4/7/2020	A3	EUR 100,000	136,094
Banco Santander S.A. (Spain), 3.875%, 2/6/2026	A3	EUR 700,000	900,005
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	Aaa	GBP 2,755,000	4,536,574
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	Baa2	845,000	912,600
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	Baa3	610,000	628,375
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	Aaa	AUD 2,240,000	2,179,910
HSBC Bank plc (United Kingdom)[3], 1.50%, 5/15/2018	Aa3	500,000	481,843
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	Baa2	875,000	860,351
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021	Baa2	565,000	569,052
KeyBank National Association, 5.70%, 11/1/2017	Baa1	260,000	290,940
Lloyds TSB Bank plc (United Kingdom)[3], 6.50%, 9/14/2020	Baa3	580,000	618,348
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	780,000	917,648
National City Corp., 6.875%, 5/15/2019	Baa1	1,350,000	1,614,773
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	Aaa	CAD 1,295,000	1,259,193
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	Aaa	CAD 2,140,000	2,085,874
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa	CAD 1,995,000	1,997,807
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2	470,000	495,811
Wells Fargo & Co., Series M, 3.45%, 2/13/2023	A3	575,000	549,145
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	Aaa	AUD 2,100,000	2,044,080

			23,078,423

Consumer Finance - 1.9%
American Express Co., 2.65%, 12/2/2022	A3	902,000	832,832
American Express Co.[5], 6.80%, 9/1/2066	Baa2	620,000	661,850
Capital One Bank USA National Association, 3.375%, 2/15/2023	Baa1	1,005,000	949,980
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	675,000	836,188
John Deere Capital Corp., 5.75%, 9/10/2018	A2	720,000	840,272

			4,121,122

Diversified Financial Services - 5.4%
Bank of America Corp., 5.75%, 8/15/2016	Baa3	680,000	738,933
Bank of America Corp., 3.30%, 1/11/2023	Baa2	285,000	269,367
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A2	380,000	452,482
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	2,710,000	3,414,673
CME Group, Inc., 3.00%, 9/15/2022	Aa3	1,320,000	1,242,714
CNG Holdings, Inc.[3], 9.375%, 5/15/2020	B3	500,000	480,000
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	Baa3	1,315,000	1,402,348

The accompanying notes are an integral part of the financial statements.

5

Global Fixed Income Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT[2]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
General Electric Capital Corp., 5.625%, 5/1/2018	A1		725,000	$831,578
General Electric Capital Corp., 5.50%, 1/8/2020	A1		585,000	659,579
ING US, Inc. (Netherlands)[3], 2.90%, 2/15/2018	Baa3		370,000	371,862
ING US, Inc. (Netherlands)[3], 5.50%, 7/15/2022	Baa3		270,000	287,212
JPMorgan Chase & Co., 6.30%, 4/23/2019	A2		820,000	952,592
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 7.375%, 10/1/2017	Ba3		500,000	510,000

				11,613,340

Insurance - 2.9%
American International Group, Inc., 4.875%, 6/1/2022	Baa1		1,875,000	1,998,607
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3		10,000	11,084
First American Financial Corp., 4.30%, 2/1/2023	Baa3		565,000	543,567
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3		1,755,000	2,039,450
Genworth Holdings, Inc.[5], 6.15%, 11/15/2066	Ba1		200,000	173,500
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3		1,320,000	1,436,313

				6,202,521

Real Estate Investment Trusts (REITS) - 4.8%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	Baa3		280,000	268,692
BioMed Realty LP, 3.85%, 4/15/2016	Baa3		560,000	587,211
Boston Properties LP, 5.875%, 10/15/2019	Baa2		780,000	899,660
Camden Property Trust, 5.70%, 5/15/2017	Baa1		715,000	795,103
Corporate Office Properties LP3, 3.60%, 5/15/2023	Baa3		400,000	369,191
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2		1,110,000	1,211,175
HCP, Inc., 6.70%, 1/30/2018	Baa1		865,000	1,012,434
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2		635,000	675,669
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	Baa3		580,000	531,945
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2		540,000	661,599
National Retail Properties, Inc., 3.30%, 4/15/2023	Baa2		630,000	569,357
Simon Property Group LP, 6.125%, 5/30/2018	A3		285,000	334,844
Simon Property Group LP, 10.35%, 4/1/2019	A3		1,125,000	1,558,049
UDR, Inc., 4.625%, 1/10/2022	Baa2		920,000	951,775

				10,426,704

Total Financials				65,790,067

Health Care - 1.5%
Health Care Equipment & Supplies - 1.1%
FMC Finance VIII S.A. (Germany)[3], 6.50%, 9/15/2018	Ba2	EUR	1,540,000	2,310,461

Health Care Providers & Services - 0.2%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3		500,000	534,925

The accompanying notes are an integral part of the financial statements.

6

Global Fixed Income Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International[3], 6.75%, 8/15/2021	B1	500,000	$500,625

Total Health Care			3,346,011

Industrials - 3.3%
Aerospace & Defense - 0.9%
The Boeing Co., 6.00%, 3/15/2019	A2	685,000	815,506
Bombardier, Inc. (Canada)[3], 6.125%, 1/15/2023	Ba2	500,000	496,250
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	B1	500,000	480,000
Textron, Inc., 7.25%, 10/1/2019	Baa3	35,000	41,562

			1,833,318

Air Freight & Logistics - 0.0%*
FedEx Corp., 8.00%, 1/15/2019	Baa1	10,000	12,641

Airlines - 0.6%
Aviation Capital Group Corp.[3], 4.625%, 1/31/2018	BB4	500,000	492,235
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	815,000	853,120

			1,345,355

Commercial Services & Supplies - 0.8%
Garda World Security Corp. (Canada), 9.75%, 3/15/2017	B2	CAD 1,050,000	1,038,319
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	560,000	675,423

			1,713,742

Industrial Conglomerates - 0.2%
General Electric Co., 5.25%, 12/6/2017	Aa3	100,000	112,915
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	Baa2	185,000	197,193

			310,108

Machinery - 0.2%
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	415,000	440,753

Professional Services - 0.2%
FTI Consulting, Inc.[3], 6.00%, 11/15/2022	Ba2	500,000	506,250

Road & Rail - 0.4%
Union Pacific Corp., 2.95%, 1/15/2023	Baa1	965,000	929,257

Total Industrials			7,091,424

Information Technology - 2.6%
Communications Equipment - 0.2%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3	500,000	530,000

Computers & Peripherals - 1.4%
Apple, Inc., 2.40%, 5/3/2023	Aa1	100,000	92,746
EMC Corp., 2.65%, 6/1/2020	A1	1,595,000	1,572,318

The accompanying notes are an integral part of the financial statements.

7

Global Fixed Income Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Computers & Peripherals (continued)
Hewlett-Packard Co., 2.125%, 9/13/2015	Baa1	1,245,000	$1,260,047

			2,925,111

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc., 6.625%, 5/15/2019	A3	15,000	18,027
Corning, Inc., 4.25%, 8/15/2020	A3	505,000	538,553

			556,580

IT Services - 0.2%
International Business Machines Corp., 8.375%, 11/1/2019	Aa3	10,000	13,395
The Western Union Co., 5.253%, 4/1/2020	Baa1	500,000	530,363

			543,758

Office Electronics - 0.0%*
Xerox Corp.[5], 1.672%, 9/13/2013	Baa2	15,000	15,024

Software - 0.5%
Autodesk, Inc., 3.60%, 12/15/2022	Baa2	1,135,000	1,083,318

Total Information Technology			5,653,791

Materials - 3.5%
Chemicals - 0.7%
Ashland, Inc.[3], 3.875%, 4/15/2018	Ba1	500,000	495,000
Eastman Chemical Co., 3.60%, 8/15/2022	Baa2	550,000	530,122
Nufarm Australia Ltd. (Australia)[3], 6.375%, 10/15/2019	Ba3	500,000	498,750

			1,523,872

Metals & Mining - 2.1%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	1,140,000	1,211,068
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	580,000	694,382
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	265,000	255,356
Freeport-McMoRan Copper & Gold, Inc.[3], 2.375%, 3/15/2018	Baa3	470,000	447,006
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	Baa3	580,000	526,847
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	A3	725,000	715,971
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	645,000	627,170

			4,477,800

Paper & Forest Products - 0.7%
International Paper Co., 7.50%, 8/15/2021	Baa3	1,175,000	1,442,170

Total Materials			7,443,842

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 0.9%
Telefonica Emisiones S.A.U. (Spain), 3.192%, 4/27/2018	Baa2	500,000	484,304
Verizon Communications, Inc., 2.00%, 11/1/2016	A3	15,000	15,285
The accompanying notes are an integral part of the financial statements.

8

Global Fixed Income Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT2/ SHARES		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 8.75%, 11/1/2018	A3		706,000	$920,158
Windstream Corp., 7.50%, 6/1/2022	B1		500,000	510,000

				1,929,747

Wireless Telecommunication Services - 0.6%
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	A2		740,000	794,235
SBA Tower Trust[3], 3.598%, 4/15/2018	Baa3		500,000	494,743

				1,288,978

Total Telecommunication Services				3,218,725

Utilities - 0.2%
Gas Utilities - 0.2%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa1		400,000	384,935

TOTAL CORPORATE BONDS (Identified Cost $122,968,809)				117,267,470

PREFERRED STOCKS - 0.1%

Financials - 0.1%
Real Estate Investment Trusts (REITS) - 0.1%
National Retail Properties, Inc., 5.70% (Identified Cost $250,000)	Baa3		10,000	239,700

FOREIGN GOVERNMENT BONDS - 41.8%

Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa	AUD	600,000	584,290
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019	Baa2		400,000	526,000
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	Aaa	CAD	2,485,000	2,585,728
Chile Government Bond (Chile), 3.25%, 9/14/2021	Aa3		1,500,000	1,500,000
Indonesia Treasury Bond (Indonesia), 8.25%, 7/15/2021	Baa3	IDR	5,000,000,000	538,271
Indonesia Treasury Bond (Indonesia), 7.00%, 5/15/2022	Baa3	IDR	16,615,000,000	1,654,820
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	Ba1	EUR	1,340,000	1,868,911
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	Ba1	EUR	400,000	512,139
Ireland Government Bond (Ireland), 5.40%, 3/13/2025	Ba1	EUR	1,500,000	2,116,705
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	Baa2	EUR	2,835,000	3,968,395
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	Baa2	EUR	3,910,000	5,460,594
Italy Buoni Poliennali Del Tesoro (Italy), 4.50%, 5/1/2023	Baa2	EUR	3,300,000	4,295,421
Italy Buoni Poliennali Del Tesoro (Italy)[3], 5.00%, 3/1/2025	Baa2	EUR	2,215,000	2,976,639
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	Aa3	JPY	530,700,000	5,370,847
Japan Government Ten Year Bond (Japan), 1.00%, 12/20/2021	Aa3	JPY	258,850,000	2,661,181
Japan Government Two Year Bond (Japan), 0.10%, 3/15/2014	Aa3	JPY	318,250,000	3,209,062
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	Aa3	KRW	5,790,000,000	5,209,408
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	WR6	MYR	6,820,000	2,166,215

The accompanying notes are an integral part of the financial statements.

9

Global Fixed Income Series

Investment Portfolio - June 30, 2013

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT2/ SHARES		VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	WR6	MYR	2,000,000	$631,173
Mexican Government Bond (Mexico), 6.00%, 6/18/2015	Baa1	MXN	625,000	49,689
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	Baa1	MXN	21,454,000	1,790,470
Mexican Government Bond (Mexico), 6.25%, 6/16/2016	Baa1	MXN	15,000,000	1,213,790
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	Baa1	MXN	26,070,000	2,168,479
Mexican Government Bond (Mexico), 7.75%, 12/14/2017	Baa1	MXN	17,000,000	1,446,683
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	Baa1	MXN	21,000,000	1,708,855
Portugal Obrigacoes do Tesouro OT (Portugal), 4.80%, 6/15/2020	Ba3	EUR	805,000	967,140
Portugal Obrigacoes do Tesouro OT (Portugal), 4.95%, 10/25/2023	Ba3	EUR	1,210,000	1,404,731
Portugal Obrigacoes do Tesouro OT (Portugal)[3], 5.65%, 2/15/2024	WR6	EUR	1,755,000	2,124,705
Russian Foreign Bond - Eurobond (Russia), 5.00%, 4/29/2020	Baa1		500,000	535,000
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa	SGD	4,515,000	3,719,491
Spain Government Bond (Spain), 4.50%, 1/31/2018	Baa3	EUR	1,415,000	1,910,248
Spain Government Bond (Spain), 4.00%, 4/30/2020	Baa3	EUR	2,240,000	2,878,359
Spain Government Bond (Spain)[3], 5.40%, 1/31/2023	Baa3	EUR	3,755,000	5,132,540
Spain Government Bond (Spain), 4.80%, 1/31/2024	Baa3	EUR	3,200,000	4,150,778
Sweden Government Bond (Sweden), 4.25%, 3/12/2019	Aaa	SEK	4,000,000	677,421
Thailand Government Bond (Thailand), 3.25%, 6/16/2017	Baa1	THB	20,000,000	645,696
Thailand Government Bond (Thailand), 2.80%, 10/10/2017	Baa1	THB	60,795,000	1,923,576
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	Aa1	GBP	2,035,000	3,073,764
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa1	GBP	2,610,000	4,642,687

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $93,067,325)				89,999,901

MUTUAL FUND - 0.1%

iShares iBoxx $ High Yield Corporate Bond Fund (Identified Cost $299,594)			3,250	295,295

SHORT-TERM INVESTMENT - 1.4%

Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.05%, (Identified Cost $2,955,431)			2,955,431	2,955,431

TOTAL INVESTMENTS - 97.8% (Identified Cost $219,541,159)				210,757,797
OTHER ASSETS, LESS LIABILITIES - 2.2%				4,680,352

NET ASSETS - 100%				$215,438,149

*Less than 0.1%

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

The accompanying notes are an integral part of the financial statements.

10

Global Fixed Income Series

Investment Portfolio - June 30, 2013

(unaudited)

MXN - Mexican Peso

MYR - Malaysian Ringgit

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $29,946,600 or 13.9% of the Series’ net assets as of June 30, 2013 (see Note 2 to the financial statements).

4Credit ratings from S&P (unaudited).

5The coupon rate is floating and is the effective rate as of June 30, 2013.

6Credit rating has been withdrawn. As of June 30, 2013, there is no rating available (unaudited).

7Rate shown is the current yield as of June 30, 2013.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States 39.9%.

11

Global Fixed Income Series

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $219,541,159) (Note 2)	$210,757,797
Cash	1,402,293
Receivable for securities sold	5,531,520
Interest receivable	2,518,041
Foreign tax reclaims receivable	34,890
Receivable for fund shares sold	95,261
Dividends receivable	272
Prepaid expenses	18

TOTAL ASSETS	220,340,092

LIABILITIES:

Foreign currency (identified cost $1,672,051)	1,682,594
Accrued management fees (Note 3)	112,128
Accrued shareholder services fees (Class S) (Note 3)	23,241
Accrued fund accounting and administration fees (Note 3)	5,199
Accrued Chief Compliance Officer service fees (Note 3)	330
Accrued Directors’ fees (Note 3)	258
Payable for securities purchased	2,842,234
Payable for fund shares repurchased	177,609
Accrued foreign capital gains tax (Note 2)	28,691
Other payables and accrued expenses	29,659

TOTAL LIABILITIES	4,901,943

TOTAL NET ASSETS	$215,438,149

NET ASSETS CONSIST OF:

Capital stock	$225,040
Additional paid-in-capital	224,627,833
Undistributed net investment income	394,454
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(939,059)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(8,870,119)

TOTAL NET ASSETS	$215,438,149

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($185,086,508/19,336,504 shares)	$9.57

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($30,351,641/3,167,486 shares)	$9.58

The accompanying notes are an integral part of the financial statements.

12

Global Fixed Income Series

Statement of Operations

For the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME:

Interest	$1,354,452
Dividends (net of foreign taxes withheld, $31,132)	12,973

Total Investment Income	1,367,425

EXPENSES:

Management fees (Note 3)	324,342
Shareholder services fees (Class S) (Note 3)	69,032
Fund accounting and administration fees (Note 3)	25,324
Directors’ fees (Note 3)	1,536
Chief Compliance Officer service fees (Note 3)	1,123
Transfer agent fees (Note 3)	965
Custodian fees	1,319
Miscellaneous	35,454

Total Expenses	459,095
Less reduction of expenses (Note 3)	(13,544)

Net Expenses	445,551

NET INVESTMENT INCOME	921,874

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(346,373)
Foreign currency transactions and translation of other assets and liabilities	(598,050)

(944,423)

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $214)	(8,811,105)
Foreign currency transactions and translation of other assets and liabilities	(100,522)

(8,911,627)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(9,856,050)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,934,176)

The accompanying notes are an integral part of the financial statements.

13

Global Fixed Income Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE PERIOD 10/1/12[1] TO 12/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$921,874	$20,078
Net realized loss on investments and foreign currency	(944,423)	(12,778)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(8,911,627)	41,508

Net increase (decrease) from operations	(8,934,176)	48,808

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(432,395)	—
From net investment income (Class I)	(94,482)	(2,074)
From net realized gain on investments (Class I)	—	(405)

Total distributions to shareholders	(526,877)	(2,479)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	219,792,919	5,059,954

Net increase in net assets	210,331,866	5,106,283

NET ASSETS:

Beginning of period	5,106,283	—

End of period (including undistributed net investment income of $394,454 and distributions in excess of net investment income of $543, respectively)	$215,438,149	$5,106,283

1Commencement of operations.

The accompanying notes are an integral part of the financial statements.

14

Global Fixed Income Series

Financial Highlights - Class S

FOR THE PERIOD 4/1/13[1] TO 6/30/13 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.04
Net realized and unrealized gain (loss) on investments	(0.45)

Total from investment operations	(0.41)

Less distributions to shareholders:
From net investment income	(0.02)

Net asset value - End of period	$9.57

Net assets - End of period (000’s omitted)	$185,087

Total return[3]	(4.08%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.85%[4]
Net investment income	1.67%[4]
Portfolio turnover	37%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

15

Global Fixed Income Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE PERIOD 10/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.09	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.09	0.04
Net realized and unrealized gain (loss) on investments	(0.54)	0.05

Total from investment operations	(0.45)	0.09

Less distributions to shareholders:
From net investment income	(0.06)	— [3]
From net realized gain on investments	—	— [3]

Total distributions to shareholders	(0.06)	— [3]

Net asset value - End of period	$9.58	$10.09

Net assets - End of period (000’s omitted)	$30,352	$5,106

Total return[4]	(4.53%)	0.95%
Ratios (to average net assets)/ Supplemental Data:
Expenses*[5]	0.70%	0.70%
Net investment income[5]	1.89%	1.60%
Portfolio turnover	37%	4%

* The investment advisor did not impose all of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.30%[5]	4.08%[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

16

Global Fixed Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Global Fixed Income Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing principally in fixed income securities of issuers located anywhere in the world.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of share (Class S and Class I). Class S shares of the Series commenced on April 1, 2013. Each class is substantially the same, except Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 100 million have been designated as Global Fixed Income Series Class S common stock, and 100 million designated as Global Fixed Income Series Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

17

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$239,700	$239,700	$—	$—
Debt securities:
Corporate debt:
Consumer Discretionary	16,204,619	—	16,204,619	—
Consumer Staples	2,059,115	—	2,059,115	—
Energy	6,074,941	—	6,074,941	—
Financials	65,790,067	—	65,790,067	—
Health Care	3,346,011	—	3,346,011	—
Industrials	7,091,424	—	7,091,424	—
Information Technology	5,653,791	—	5,653,791	—
Materials	7,443,842	—	7,443,842	—
Telecommunication Services	3,218,725	—	3,218,725	—
Utilities	384,935	—	384,935	—
Foreign government bonds	89,999,901	—	89,999,901	—
Mutual funds	3,250,726	3,250,726	—	—

Total assets	$210,757,797	$3,490,426	$207,267,371	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or June 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

18

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. During the period of March 28, 2013 through May 6, 2013 the period for which foreign currency contracts were held, the average volume of derivative activity (measured in terms of the notional amount) was approximately $4,568,293.

The following table presents the effect of derivative instruments on the Statement of Operations as of June 30, 2013:

STATEMENT OF OPERATIONS
Derivative
Foreign forward currency exchange contracts	Net realized gain (loss) on foreign currency transactions and translation of other assets and liabilities	$(17,040)
Derivative
Foreign forward currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and translation of other assets and liabilities	$(13,220)

As of June 30, 2013, no investments in forward foreign currency exchange contracts were held by the Series.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet

19

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2013.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2013.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

20

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder service fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2014, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder service fee, at no more than 0.70% of average daily net assets each year. For the six months ended June 30, 2013, the Advisor voluntarily waived fees of $13,544, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program,

21

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $246,700,506 and $33,998,581 respectively. There were no purchases and sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S and I shares of Global Fixed Income Series were:

CLASS S	FOR THE PERIOD 4/1/13 (COMMENCEMENT OF OPERATIONS) TO 6/30/13
	SHARES	AMOUNT
Sold	19,570,489	$195,491,855
Reinvested	42,070	415,234
Repurchased	(276,055)	(2,734,009)

Total	19,336,504	$193,173,080

CLASS I	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE PERIOD 10/1/12 (COMMENCEMENT OF OPERATIONS) TO 12/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,651,935	$26,525,357	505,762	$5,057,476
Reinvested	9,543	94,482	246	2,478

Total	2,661,478	$26,619,839	506,008	$5,059,954

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2013.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign

22

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

7.	Foreign Securities (continued)

governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the period ended December 31, 2012 was as follows:

Ordinary income                     $2,479

At June 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$219,541,159
Unrealized appreciation	1,242,735
Unrealized depreciation	(10,026,097)

Net unrealized depreciation	$(8,783,362)

23

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24

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25

Global Fixed Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNGFI-6/13-SAR

STRATEGIC INCOME CONSERVATIVE SERIES
STRATEGIC INCOME MODERATE SERIES
www.manning-napier.com

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The Actual lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD 1/1/13-6/30/13	ANNUALIZED EXPENSE RATIO[1,2]
Strategic Income Conservative Series
Actual (Class S)	$1,000.00	$1,010.90	$1.50	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class I)	$1,000.00	$1,011.90	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 1/1/13	ENDING ACCOUNT VALUE 6/30/13	EXPENSES PAID DURING PERIOD 1/1/13-6/30/13	ANNUALIZED EXPENSE RATIO[1,2]
Strategic Income Moderate Series
Actual (Class S)	$1,000.00	$1,050.60	$1.53	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class I)	$1,000.00	$1,052.60	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

1Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

2Expenses are equal to the Class’ annualized expense ratio (for the six month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

1

Portfolio Composition as of June 30, 2013 - Asset Allocation1

(unaudited)

2

Statements of Assets and Liabilities

June 30, 2013 (unaudited)

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
ASSETS:

Manning & Napier Core Bond Series - Class I (327,247 shares and 146,100 shares, respectively)	$3,642,254	$1,626,092
Manning & Napier Dividend Focus Series - Class I (87,795 shares and 176,199 shares, respectively)	1,258,977	2,526,701
Manning & Napier High Yield Bond Series - Class I (35,652 shares and 42,364 shares, respectively)	345,827	410,931
Manning & Napier Real Estate Series - Class I (59,621 shares and 79,285 shares, respectively)	590,841	785,717

Total investments in securities:
At value*	5,837,899	5,349,441
Receivable from Advisor (Note 3)	59,092	59,665
Receivable for securities sold	573	4,401
Receivable for fund shares sold	—	75
Prepaid expenses	7	7

TOTAL ASSETS	5,897,571	5,413,589

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	20,057	20,051
Accrued transfer agent fees (Note 3)	1,428	1,426
Accrued shareholder services fees (Note 3)	882	1,082
Accrued Directors’ fees (Note 3)	623	627
Accrued Chief Compliance Officer service fees (Note 3)	511	511
Audit fees payable	16,043	16,044
Registration and filing fees payable	7,387	7,393
Printing fees payable	5,139	5,139
Payable for fund shares repurchased	—	3,898
Other payables and accrued expenses	4,229	4,542

TOTAL LIABILITIES	56,299	60,713

TOTAL NET ASSETS	$5,841,272	$5,352,876

NET ASSETS CONSIST OF:

Capital stock	5,792	5,102
Additional paid-in-capital	5,913,257	5,304,541
Undistributed net investment income	7,391	6,180
Accumulated net realized gain on underlying series	27,536	24,967
Net unrealized appreciation (depreciation) on underlying series	(112,704)	12,086

TOTAL NET ASSETS	$5,841,272	$5,352,876

Class S
Net Assets	$4,395,929	$5,295,812
Shares Outstanding	435,825	504,758
Net Asset Value, Offering Price, and Redemption Price per share	$10.09	$10.49
Class I
Net Assets	$1,445,343	$57,064
Shares Outstanding	143,384	5,437
Net Asset Value, Offering Price, and Redemption Price per share	$10.08	$10.50

*At identified cost	$5,950,603	$5,337,355

The accompanying notes are an integral part of the financial statements.

3

Statements of Operations

For the Six Months Ended June 30, 2013 (unaudited)

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
INVESTMENT INCOME:

Income distributions from underlying series	$61,395	$52,268

EXPENSES:

Fund accounting and administration fees (Note 3)	19,856	19,851
Shareholder services fees (Class S)(Note 3)	4,383	4,897
Transfer agent fees (Note 3)	1,363	1,358
Chief Compliance Officer service fees (Note 3)	907	907
Directors’ fees (Note 3)	666	665
Audit fees	16,075	16,075
Registration and filing fees	9,416	9,418
Custodian fees	785	1,024
Miscellaneous	3,236	3,239

Total Expenses	56,687	57,434
Less reduction of expenses (Note 3)	(51,198)	(51,544)

Net Expenses	5,489	5,890

NET INVESTMENT INCOME	55,906	46,378

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:

Net realized gain (loss) on underlying series	3,261	2,519
Net change in unrealized appreciation (depreciation) on underlying series	(71,125)	53,836

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	(67,864)	56,355

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,958)	$102,733

The accompanying notes are an integral part of the financial statements.

4

Statements of Changes in Net Assets

	STRATEGIC INCOME CONSERVATIVE SERIES		STRATEGIC INCOME MODERATE SERIES
	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE PERIOD 8/1/12[1] TO 12/31/12	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE PERIOD 8/1/12[1] TO 12/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$55,906	$30,964	$46,378	$32,446
Net realized gain (loss) on underlying series	3,261	(57)	2,519	60
Distributions of realized gains from underlying series	—	30,420	—	32,732
Net change in unrealized appreciation (depreciation) on underlying series	(71,125)	(41,579)	53,836	(41,750)

Net increase (decrease) from operations	(11,958)	19,748	102,733	23,488

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(35,184)	(35,255)	(39,668)	(40,601)
From net investment income (Class I)	(13,331)	(1,223)	(530)	(1,301)
From net realized gain on investments (Class S)	—	(559)	—	(865)
From net realized gain on investments (Class I)	—	(15)	—	(23)

Total distributions to shareholders	(48,515)	(37,052)	(40,198)	(42,790)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	3,735,117	2,183,932	3,218,505	2,091,138

Net increase in net assets	3,674,644	2,166,628	3,281,040	2,071,836

NET ASSETS:

Beginning of period	2,166,628	—	2,071,836	—

End of period (including undistributed net investment income of $7,391, $0, $6,180 and $0, respectively)	$5,841,272	$2,166,628	$5,352,876	$2,071,836

1Commencement of operations.

The accompanying notes are an integral part of the financial statements.

5

Financial Highlights

STRATEGIC INCOME CONSERVATIVE SERIES CLASS S	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.12	0.30
Net realized and unrealized gain (loss) on underlying series	(0.01)	0.01

Total from investment operations	0.11	0.31

Less distributions to shareholders:
From net investment income	(0.09)	(0.24)
From net realized gain on investments	—	(0.00)[3]

Total distributions to shareholders	(0.09)	(0.24)

Net asset value - End of period	$10.09	$10.07

Net assets - End of period (000’s omitted)	$4,396	$2,115

Total return[4]	1.09%	3.12%
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.30%[6]	0.30%[7]
Net investment income[8]	1.15%	2.95%
Series portfolio turnover[9]	4%	5%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[5] :

	2.38%[6]	10.89%[7,10]

STRATEGIC INCOME CONSERVATIVE SERIES CLASS I	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.06	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.17	0.22
Net realized and unrealized gain (loss) on underlying series	(0.05)	0.08

Total from investment operations	0.12	0.30

Less distributions to shareholders:
From net investment income	(0.10)	(0.24)
From net realized gain on investments	—	(0.00)[3]

Total distributions to shareholders	(0.10)	(0.24)

Net asset value - End of period	$10.08	$10.06

Net assets - End of period (000’s omitted)	$1,445	$52

Total return[4]	1.19%	3.08%
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.05%[6]	0.05%[7]
Net investment income[8]	1.66%	2.15%
Series portfolio turnover[9]	4%	5%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[5] :

	2.06%[6]	27.14%[7,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than ($0.01) per share.

4Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.70%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.71%.

8Net investment income is affected by the timing of distributions from underlying fund investments.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

6

Financial Highlights

STRATEGIC INCOME MODERATE SERIES CLASS S	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.12	0.30
Net realized and unrealized gain (loss) on underlying series	0.39	0.02

Total from investment operations	0.51	0.32

Less distributions to shareholders:
From net investment income	(0.09)	(0.25)
From net realized gain on investments	—	(0.00)[3]

Total distributions to shareholders	(0.09)	(0.25)

Net asset value - End of period	$10.49	$10.07

Net assets - End of period (000’s omitted)	$5,296	$2,019

Total return[4]	5.06%	3.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.30%[6]	0.30%[7]
Net investment income[8]	1.16%	2.92%
Series portfolio turnover[9]	2%	7%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[5] :

	2.59%[6]	10.28%[7,10]

STRATEGIC INCOME MODERATE SERIES CLASS I	FOR THE SIX MONTHS ENDED 6/30/13 (UNAUDITED)	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.11	0.22
Net realized and unrealized gain (loss) on underlying series	0.42	0.10

Total from investment operations	0.53	0.32

Less distributions to shareholders:
From net investment income	(0.10)	(0.25)
From net realized gain on investments	—	(0.00)[3]

Total distributions to shareholders	(0.10)	(0.25)

Net asset value - End of period	$10.50	$10.07

Net assets - End of period (000’s omitted)	$57	$53

Total return[4]	5.26%	3.29%
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.05%[6]	0.05%[7]
Net investment income[8]	1.08%	2.16%
Series portfolio turnover[9]	2%	7%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[5] :

	2.73%[6]	27.25%[7,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than ($0.01) per share.

4Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.68%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.70%.

8Net investment income is affected by the timing of distributions from underlying fund investments.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

7

Notes to Financial Statements

(unaudited)

1.	Organization

Strategic Income Conservative Series and Strategic Income Moderate Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The goals of each Series are as follows: Strategic Income Conservative Series - primary goal is to manage against capital risk and generate income; secondary goal is to provide long term capital growth. Strategic Income Moderate Series - equal emphasis on managing against capital risk while generating income and pursuing long term capital growth.

Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”). As of June 30, 2013, the Underlying Series include the Core Bond Series, the Dividend Focus Series, the High Yield Bond Series, and the Real Estate Series of the Fund. The financial statements of the Underlying Series should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue two classes of shares (Class S and I). Each class of shares is substantially the same, except that Class S shares bear a shareholder service fee.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2013, 10.3 billion shares have been designated in total among 42 series, of which 100 million have been designated in each of the Series for Class S common stock and 100 million have been designated in each of the Series for Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

	STRATEGIC INCOME CONSERVATIVE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$5,837,899	$5,837,899	$—	$—

Total assets:	$5,837,899	$5,837,899	$—	$—

	STRATEGIC INCOME MODERATE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$5,349,441	$5,349,441	$—	$—

Total assets:	$5,349,441	$5,349,441	$—	$—

There were no Level 2 or Level 3 securities held by any of the Series as of December 31, 2012 or June 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Expenses included in the accompanying statements of operations do not include any expense of the Underlying Series.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2013, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

9

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. As the commencement of operations of the Series was August 1, 2012, the statute of limitations remains open for the period ended December 31, 2012. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/ repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Class S shares of the Series are subject to a shareholder service fee in accordance with a shareholder service plan adopted by the Board. The shareholder service fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client services, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

10

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Advisor has contractually agreed, until at least April 30, 2014, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of shareholder service fees, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended June 30, 2013, the Advisor reimbursed expenses of $51,198 for Strategic Income Conservative Series and $51,544 for Strategic Income Moderate Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been waved or reimbursed in prior years.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The fee rates for these Series are as follows: An annual fee related to fund accounting and administration of 0.0025% of the average daily net assets with an annual base fee of $40,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain cusip-based and out-of-pocket expenses are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2013, purchases and sales of Underlying Series were as follows:

SERIES	PURCHASES	SALES
Strategic Income Conservative Series	$3,916,921	$174,022
Strategic Income Moderate Series	$3,285,666	$60,633

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers during the six months ended June 30, 2013 is set forth below:

STRATEGIC INCOME CONSERVATIVE SERIES	VALUE AT 12/31/12	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/13	SHARES HELD AT 6/30/13	DIVIDEND INCOME 1/1/13 THROUGH 6/30/13	NET REALIZED GAIN/(LOSS) 1/1/13 THROUGH 6/30/13
Manning & Napier
Core Bond
Series
- Class I	$1,383,430	$2,506,830	$111,374	$3,642,254	327,247	$40,953	$(267)
Manning & Napier
Dividend Focus
Series
- Class I	439,596	783,384	34,805	1,258,977	87,795	13,493	3,008
Manning & Napier
High Yield Bond
Series
- Class I	128,059	235,015	10,441	345,827	35,652	6,949	(11)
Manning & Napier
Real Estate
Series
- Class I	211,779	391,692	17,402	590,841	59,621	—	531

	$2,162,864	$3,916,921	$174,022	$5,837,899		$61,395	$3,261

11

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

STRATEGIC INCOME MODERATE SERIES	VALUE AT 12/31/12	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/13	SHARES HELD AT 6/30/13	DIVIDEND INCOME 1/1/13 THROUGH 6/30/13	NET REALIZED GAIN/(LOSS) 1/1/13 THROUGH 6/30/13
Manning & Napier
Core Bond
Series
- Class I	$658,392	$1,051,413	$19,402	$1,626,092	146,100	$17,803	$(167)
Manning & Napier
Dividend Focus
Series
- Class I	944,919	1,478,550	27,285	2,526,701	176,199	26,417	2,561
Manning & Napier
High Yield Bond
Series
- Class I	162,360	262,853	4,851	410,931	42,364	8,048	(53)
Manning & Napier
Real Estate
Series
- Class I	302,382	492,850	9,095	785,717	79,285	—	178

	$2,068,053	$3,285,666	$60,633	$5,349,441		$52,268	$2,519

6.	Capital Stock Transactions

Transactions in Class S and Class I shares were:

STRATEGIC INCOME CONSERVATIVE SERIES:	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE PERIOD 8/1/12 (COMMENCEMENT OF OPERATIONS) TO 12/31/12		FOR THE SIX MONTHS ENDED 6/30/13		FOR THE PERIOD 8/1/12 (COMMENCEMENT OF OPERATIONS) TO 12/31/12
	CLASS S SHARES	AMOUNTS	CLASS S SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	238,778	$2,454,829	206,735	$2,099,291	136,945	$1,403,541	5,000	$50,000
Reinvested	3,288	33,311	3,329	33,402	1,317	13,331	123	1,239
Repurchased	(16,305)	(169,885)	—	—	(1)	(10)	—	—

Total	225,761	$2,318,255	210,064	$2,132,693	138,261	$1,416,862	5,123	$51,239

STRATEGIC INCOME MODERATE SERIES:	FOR THE SIX MONTHS ENDED 6/30/13		FOR THE PERIOD 8/1/12 (COMMENCEMENT OF OPERATIONS) TO 12/31/12		FOR THE SIX MONTHS ENDED 6/30/13		FOR THE PERIOD 8/1/12 (COMMENCEMENT OF OPERATIONS) TO 12/31/12
	CLASS S SHARES	AMOUNTS	CLASS S SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	309,635	$3,274,535	196,369	$1,996,999	123	$1,300	5,133	$51,350
Reinvested	3,608	37,736	4,118	41,466	50	531	131	1,323
Repurchased	(8,972)	(95,597)	—	—	—	—	—	—

Total	304,271	$3,216,674	200,487	$2,038,465	173	$1,831	5,264	$52,673

12

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

At June 30, 2013, two accounts owned the following in Strategic Income Conservative Series and two accounts, each owning greater than 10% of the net assets, owned the following in Strategic Income Moderate Series:

SERIES	SHARES OWNED	PERCENTAGE OF SERIES SHARES OUTSTANDING	VALUE
Strategic Income Conservative Series	188,225	32.5%	$1,898,043
Strategic Income Moderate Series	119,910	23.5%	$1,257,861

Investment activities of these shareholders may have a material effect on the Series.

7.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Underlying Series to close out their position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Underlying Series as of June 30, 2013.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2012 was as follows:

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
Ordinary income	$36,660	$42,145
Long-term capital gain	392	645

At June 30, 2013, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation (depreciation) were as follows:

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
Cost for federal income tax purposes	$5,951,568	$5,337,806
Unrealized appreciation	62,700	118,337
Unrealized depreciation	(176,369)	(106,702)

Net unrealized appreciation (depreciation)	$(113,669)	$11,635

13

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNSTI-6/13-SAR

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: August 29, 2013

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: August 29, 2013